As filed with the Securities and Exchange Commission on April 28, 1997


                                                      Registration No. 33-55996*

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            POST-EFFECTIVE AMENDMENT
                                       To
                                    FORM S-6

                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

A.   Exact name of trust:               MUNICIPAL SECURITIES TRUST,
                                        SERIES 54 (INTERMEDIATE) &
                                        MULTI-STATE SERIES 43 (LONG),
                                        SERIES 55 (INTERMEDIATE) &
                                        MULTI-STATE SERIES 45, AND
                                        MULTI-STATE SERIES 46


B.   Name of depositors**:              REICH & TANG DISTRIBUTORS L.P.
                                        GRUNTAL & CO., L.L.C.


C.   Complete address of depositors' principal executive offices:

              REICH & TANG DISTRIBUTORS L.P.  GRUNTAL & CO., INCORPORATED
              600 Fifth Avenue                14 Wall Street
              New York, NY 10020              New York, NY 10005

D.   Name and complete address of agent for service:


     PETER J. DeMARCO       LEE FENSTERSTOCK      Copy of comments to:
     Executive Vice         President             MICHAEL R. ROSELLA, ESQ.
       President            Gruntal & Co.,        Battle Fowler LLP
     Reich & Tang             L.L.C.              75 East 55th Street
       Distributors L.P.    14 Wall Street        New York, NY 10022
     600 Fifth Avenue       New York, NY 10005    (212) 856-6858
     New York, NY 10020


It is proposed that this filing become effective (check appropriate box)




/   /  immediately upon filing pursuant to paragraph (b) of Rule 485
/ x /  on April 30, 1997 pursuant to paragraph (b)
/   /  60 days after filing pursuant to paragraph (a)
/   /  on (       date       ) pursuant to paragraph (a) of Rule 485


===============================================================================


* The Prospectus included in this Registration Statement constitutes a combined Prospectus as permitted by the provisions of Rule 429 of the General Rules and Regulations under the Securities Act of 1933 (the "Act"). Said Prospectus covers units of undivided interest in Municipal Securities Trust, Series 54 (Intermediate) & Multi-State Series 43 (Long), Series 55 (Intermediate) & Multi- State Series 45, and Multi-State Series 46 covered by prospectuses heretofore filed as part of separate registration statements on Form S-6 (Registration Nos. 33-55996, 33-52397 and 33-58167, respectively) under the Act. This filing constitutes Post-Effective Amendment No. 4 for Series 54 (Intermediate) & Multi- State Series 43
     (Long), Post-Effective Amendment No. 3 for Series 55 (Intermediate) & Multi-State Series 45, and Post-Effective Amendment No. 2 for Multi-State Series 46.

     Each of the Registrants declares that an indefinite number of its Units are being registered by this Registration Statement pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder, and each of the Registrants filed a Rule 24f-2 Notice for its fiscal year ended December 31, 1996 on February 28, 1997.

** Gruntal & Co., L.L.C. acted as Co-Sponsor for all of the above-referenced trusts, except Series 55 (Intermediate), Multi-State Series 45, and Multi-State Series 46.


175584.1

                     Prospectus Part A Dated April 30, 1997


                           MUNICIPAL SECURITIES TRUST

                                    SERIES 54

------------------------------------------------------------------------------


                  The Trust is a unit investment trust designated Series 54 ("Municipal Trust") with an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of states, municipalities and public authorities, and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under existing law but may be subject to state and local taxes. There can be no assurance that the Trust's objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., L.L.C. The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------


                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities. All of the Bonds in the Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the Trust. For a discussion of the significance of such ratings see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio". Some of the Bonds in the portfolio may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest.


                  Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby

346044.1
the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre- Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

                  Each Unit in the Trust represents a 1/3181st undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 2.4% of the Public Offering Price, which is the same as 2.504% of the net amount invested in Bonds per Unit. In addition, accrued interest to expected date of settlement is added to the Public Offering Price. If Units had been available for sale on the Evaluation Date, the Public Offering Price per Unit would have been $969.30 plus accrued interest of $7.98 under the monthly distribution plan, $11.61 under the semi-annual distribution plan and $11.60 under the annual distribution plan, for a total of $977.28, $980.90 and $980.91, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See the "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)

                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on

                                       A-2
346044.1
the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsor upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the plan selected by the prior owner of such Unit and may thereafter change the plan as provided in "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information".)


                  MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of the Trust. The Secondary Market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 2.4% of the Public Offering Price (2.504% of the net amount invested) plus net accrued interest. If such a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based upon the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)



                                       A-3
346044.1

                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have their interest distributions and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust". (See "Total Reinvestment Plan" and for residents of Texas, see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.


                                       A-4
346044.1

                           MUNICIPAL SECURITIES TRUST
                                    SERIES 54


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996

Date of Deposit:  April 22, 1993                                  Minimum Principal Distribution:
Principal Amount of Bonds ...                $2,980,000              $1.00 per Unit.
Number of Units .............                3,181                Weighted Average Life to
Fractional Undivided Inter-                                          Maturity:  3.1 Years.
  est in Trust per Unit .....                1/3181               Minimum Value of Trust:  Trust
Principal Amount of                                                  may be terminated if value of
  Bonds per Unit ............                $936.81                 Trust is less than $1,600,000
Secondary Market Public                                              in principal amount of Bonds.
  Offering Price**                                                Mandatory Termination Date:  The
  Aggregate Bid Price                                                earlier of December 31, 2042 or
    of Bonds in Trust .......                $3,008,007+++           the disposition of the last
  Divided by 3,181 Units ....                $945.62                 Bond in the Trust.
  Plus Sales Charge of 2.4%                                       Trustee***:  The Chase Manhattan
    of Public Offering Price                 $23.68                  Bank.
  Public Offering Price                                           Trustee's Annual Fee:  Monthly
    per Unit ................                $969.30+                plan $1.10 per $1,000; semi-
Redemption and Sponsor's                                             annual plan $.63 per $1,000;
  Repurchase Price                                                   and annual plan is $.36 per
  per Unit ..................  $945.62+                              $1,000.
                                                    +++           Evaluator:  Kenny S&P Evaluation
                                                    ++++             Services.
Excess of Secondary Market                                        Evaluator's Fee for Each
  Public Offering Price                                              Evaluation:  Minimum of $8 plus
  over Redemption and                                                $.25 per each issue of Bonds in
  Sponsor's Repurchase                                               excess of 50 issues (treating
  Price per Unit ............                $23.68++++              separate maturities as separate
Difference between Public                                            issues).
  Offering Price per Unit                                         Sponsors:  Reich & Tang
  and Principal Amount per                                           Distributors L.P. & Gruntal &
  Unit Premium/(Discount) ...                $32.49                  Co., L.L.C.
Evaluation Time:  4:00 p.m.                                       Sponsor's Annual Fee:  Maximum of
  New York Time.                                                     $.25 per $1,000 principal
                                                                     amount of Bonds (see "Trust
                                                                     Expenses and Charges" in Part B
                                                                     of this Prospectus).



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED



                                          Monthly       Semi-Annual    Annual
                                          Option          Option       Option


Gross annual interest income# .........     $45.58        $45.58        $45.58
Less estimated annual fees and
  expenses ............................       2.32          1.87          2.01
Estimated net annual interest                _____         _____        ______
  income (cash)# ......................     $43.26        $43.71        $43.57
Estimated interest distribution# ......       3.60         21.85         43.57
Estimated daily interest accrual# .....      .1201         .1214         .1210
Estimated current return#++ ...........      4.46%          4.51%         4.49%
Estimated long term return++ ..........      3.55%          3.59%         3.58%
Record dates ..........................   1st of         Dec. 1 and    Dec. 1
                                          each month     June 1
Interest distribution dates ...........   15th of        Dec. 15 and   Dec. 15
                                          each month     June 15


                                       A-5
346044.1

                  FOOTNOTES TO SUMMARY OF ESSENTIAL INFORMATION

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $7.98 monthly, $11.61 semi-annually and $11.60 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash in the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                                        Distribu-
                                                                                        tions of
                                                           Distributions of Interest    Principal
                                                          During the Period (per Unit)    During
                                      Net Asset*                Semi-                      the
                         Units Out-     Value       Monthly     Annual   Annual          Period
Period Ended              standing     Per Unit     Option      Option   Option         (Per Unit)
------------             ----------   ----------    -------     ------   ------         ----------
December 31, 1994         3,971      $  962.43     $46.44      $47.04    $47.33            -0-
December 31, 1995         3,854       1,013.87      51.89       52.51     52.83            -0-
December 31, 1996         3,181         956.60      46.54       47.01     47.36          $56.89

--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                       A-6
346044.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1996



DESCRIPTION OF PORTFOLIO


                  The portfolio of the Trust consists of 9 issues representing obligations of issuers located in 8 states. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 33.5%+ are hospital revenue bonds; none are issued in connection with the financing of nuclear generating facilities. One issue comprising 11.9% of the aggregate principal amount of the Trust is a mortgage revenue bond. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Two issues representing $505,000 of the principal amount of the Bonds are general obligation bonds. All seven of the remaining issues representing $2,475,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Hospital 2, Office Building 1, School 1, Single Family Mortgage Revenue 1, Solid Waste 1 and Utility 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

                  As of December 31, 1996, $200,000 (approximately 6.7% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $200,000 (approximately 6.7% of the aggregate principal amount of the Bonds) are Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market values of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a discount from par value at maturity, approximately 17.4% were purchased at a premium and approximately 75.9% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.



--------
+ A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry constitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.


                                       A-7
346044.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Municipal Securities Trust, Series 54 (Intermediate)

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Securities Trust, Series 54 (Intermediate) (the "Trust") at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.



PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997

Municipal Securities Trust, Series 54 (Intermediate)
Portfolio
December 31, 1996
--------------------------------------------------------------------------------


                                                                                               Redemption
             Aggregate                                                       Coupon Rate/    Feature (2)(4)
 Portfolio   Principal       Name of Issuer and                   Ratings     Date(s) of    S.F.-Sinking Fund         Market
    No.       Amount           Title of Bonds                       (1)      Maturity (2)    Ref.-Refunding          Value (3)

    1      $  350,000     Delaware Solid Waste Auth. Solid           A        5.400%          No Sinking Fund       $     358,285
                          Waste Sys. Rev. Bonds Series 1992                   7/01/1999       None

    2         500,000     Palm Beach Cnty. Fla. Hlth. Facs. Auth.   A+        5.400           No Sinking Fund             512,210
                          Rev. Bonds (Good Samaratan Hosp.                    10/01/2000      None
                          Hlth. Sys.) Series 1993

    3         500,000     Ill. Hlth. Facs. Auth. Rev. Rendg. Bonds  AAA       5.000           No Sinking Fund             509,250
                          Series 1993A (The Univ. of Chicago                  8/15/2000       None
                          Hosps. Prjt.) (MBIA Corp.)

    4         400,000     Mo. Econ. Dev. Export & Infrastucture      A        5.375           No Sinking Fund             405,748
                          Bd. Ind. Rev. Rfndg. Bonds (Mark                    5/01/2000       5/01/00 @ 100 Ref.
                          Twain Tower Prjt.) Series 1993B

    5         260,000     N.Y. City Genl. Oblig. Rev. Bonds        BBB+       5.500           No Sinking Fund             265,400
                          Fiscal 1993 Series D                                8/01/2000       None

    6         170,000     Putnam Cy. Schl. Dstrct. Ok. Cnty.        A+        5.100           No Sinking Fund             172,406
                          Ok. (The Bd. of Ed. Indpndnt. Sch.                  2/01/1998       None
                          Dstrct. No. 1) Genl. Oblig. Bldg. Bonds
                          1993A

    7         355,000     Houston Tx. Hsg. Finc. Corp. Sngle.       AAA       4.900           No Sinking Fund             357,556
                          Fam. Mtg. Rev. Rfndg. Bonds Series                  6/01/1999       None
                          1993A (Financial Security Assurance)

    8          45,000     Cy. of Racine Wi. Genl. Oblig.            AA        5.000           No Sinking Fund              45,976
                          Promissory Notes (TIF No. 7-93)                     12/01/2000      None

    9         200,000     Cy. of Racine Wi. Genl. Oblig.            AA        5.000           No Sinking Fund             204,340
                          Promissory Notes (TIF No. 8-93)                     12/01/2000      None

   10         110,000     Kansas Cy. Mo. Util. Sys. Rfndg. &        AAA       0.000           No Sinking Fund              95,512
                          Imprvmnt. Rev. Bonds Series 1991                    3/01/2000       None
                          (AMBAC)

  10a          90,000     Kansas Cy. Mo. Util. Sys. Rfndg. &        AAA       0.000           No Sinking Fund              78,315
                          Imprvment. Rev. Bonds Series 1991                   3/01/2000       None
                          (AMBAC)

            ----------
                                                                                                                   --------------


           $2,980,000     Total Investments (Cost $2,945,863)                                                       $   3,004,998
           ==========                                                                                               =============



   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Series 54 (Intermediate)
Footnotes to Portfolio
--------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1996, the net unrealized appreciation of all the bonds was comprised of the following:

           Gross unrealized appreciation               $      63,366
           Gross unrealized depreciation                      (4,231)
                                                        -------------

           Net unrealized appreciation                 $      59,135
                                                       =============


4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).



    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 54 (Intermediate)


Statement of Net Assets
December 31, 1996
--------------------------------------------------------------------------------


Investments in Securities,
     at Market Value (Cost $2,945,863)                $    3,004,998
                                                      --------------

Other Assets
     Accrued Interest                                         41,269
                                                      --------------
         Total Other Assets                                   41,269
                                                      --------------
Liabilities
     Accrued Expenses                                            951
     Advance from Trustee                                      2,366
                                                      --------------
         Total Liabilities                                     3,317
                                                      --------------
Excess of Other Assets over Total Liabilities                 37,952
                                                      --------------
Net Assets (3,181 Units of Fractional Undivided
     Interest Outstanding, $956.60 per Unit)          $    3,042,950
                                                      ==============




    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 54 (Intermediate)


Statement of Operations
--------------------------------------------------------------------------------




                                                 For the Years Ended December 31,
                                               1996             1995          1994

Investment Income
     Interest                              $   165,098     $   193,213    $  219,636
                                           -----------     -----------    ----------

Expenses
     Trustee's Fees                              4,864           5,148         5,380
     Evaluator's Fees                            2,200           2,000         2,057
     Sponser's Advisory Fee                        951             983           992
                                           -----------     -----------    ----------
         Total Expenses                          8,015           8,131         8,429
                                           -----------     -----------    ----------
     Net Investment Income                     157,083         185,082       211,207
                                           -----------     -----------    ----------
Realized and Unrealized Gain (Loss)
     Realized (Loss) on
         Investments                            (1,392)           (876)         ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments          (2,774)        222,539      (251,665)
                                           -----------     -----------    ----------
     Net Gain (Loss) on Investments             (4,166)        221,663      (251,665)
                                           -----------     -----------    ----------
     Net Increase (Decrease)
         in Net Assets
         Resulting From Operations         $   152,917     $   406,745   $   (40,458)
                                           ===========     ===========   ===========





    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 54 (Intermediate)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------




                                                                       For the Years Ended December 31,
                                                               1996                       1995                  1994

Operations
Net Investment Income                                     $    157,083           $     185,082         $     211,207
Realized (Loss)
     on Investments                                             (1,392)                   (876)                 ----
Change in Unrealized Appreciation
     (Depreciation) on Investments                              (2,774)                222,539              (251,665)
                                                          ------------           -------------         -------------

          Net Increase (Decrease) in
                Net Assets Resulting
                From Operations                                152,917                 406,745               (40,458)
                                                          ------------           -------------         -------------

Distributions to Certificateholders
     Investment Income                                         158,534                 204,513               185,205
     Principal                                                 181,991                    ----                25,851

Redemptions
     Interest                                                    7,861                   1,439                  ----
     Principal                                                 669,018                 115,148                  ----
                                                          ------------           -------------         -------------

         Total Distributions
             and Redemptions                                 1,017,404                 321,100               211,056
                                                          ------------           -------------         -------------

         Total Increase (Decrease)                            (864,487)                 85,645              (251,514)

Net Assets
     Beginning of Year                                       3,907,437               3,821,792             4,073,306
                                                          ------------           -------------         -------------

     End of Year (Including
         Undistributed Net Investment
         Income of $41,446, $50,758
         and $71,628, Respectively)                       $  3,042,950            $  3,907,437          $  3,821,792
                                                          ============            ============          ============



    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 54 (Intermediate)


Notes to Financial Statements
--------------------------------------------------------------------------------


1.       Organization

         Municipal Securities Trust, Series 54 (Intermediate) (the "Trust") was organized on April 22, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Municipal Securities Trust, Series 54 (Intermediate)

Notes to Financial Statements
--------------------------------------------------------------------------------


3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1996 and 1995, 673 and 117 units were redeemed, respectively. No units were redeemed during the year ended December 31, 1994.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.63 to $1.10 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,328 and other expenses of $1,536. The other expenses include professional, printing and miscellaneous fees.

Municipal Securities Trust, Series 54 (Intermediate)

Notes to Financial Statements
--------------------------------------------------------------------------------

5.       Net Assets

         At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

                Original cost to Certificateholders             $     4,109,610
                Less Initial Gross Underwriting Commission              143,836
                                                                ---------------
                                                                      3,965,774
                Accumulated Cost of Securities Sold,
                   Matured or Called                                 (1,026,414)
                Net Unrealized Appreciation                              59,135
                Undistributed Net Investment Income                      41,446
                Undistributed Proceeds From Investments                   3,009
                                                                ---------------
                   Total                                        $     3,042,950
                                                                ===============



         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 4,000 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $6,503.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Municipal Securities Trust, Series 54 (Intermediate)

Notes to Financial Statements
--------------------------------------------------------------------------------


7.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:

         Net Asset Value, Beginning of Year**          $     1,013.87
                                                       --------------

             Interest Income                                    46.93
             Expenses                                           (2.28)
                                                       --------------
             Net Investment Income                              44.65
                                                       --------------
             Net Gain or Loss on Investments(1)                 (2.90)
                                                       --------------
         Total from Investment Operations                       41.75
                                                       --------------
         Less Distributions
             to Certificateholders
                 Income                                         45.06
                 Principal                                      51.73
             for Redemptions
                 Interest                                        2.23
                                                       --------------
         Total Distributions                                    99.02
                                                       --------------
         Net Asset Value, End of Year**               $        956.60
                                                      ===============



         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.


---------------------
     * Unless otherwise stated, based upon average units outstanding during the year of 3,518 ([3,181+3,854]/2).

     **Based upon actual units outstanding.

                     Prospectus Part A Dated April 30, 1997



                           MUNICIPAL SECURITIES TRUST

                              MULTI-STATE SERIES 43
                             (MULTIPLIER PORTFOLIO)




                  The Trust consists of one unit investment trust designated Virginia Trust (Long) (the "Trust"). The Trust contains an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of Virginia and its municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under existing law. There can be no assurance that the Trusts' investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from federal income tax. In addition, in the opinion of counsel to the Sponsor, the interest income of each State Trust is exempt, to the extent indicated, from state and local taxes when held by residents of the state where the issuers of the Bonds in such State Trust are located. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes in other jurisdictions. (See "Description of Portfolios" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Portfolios--General.") The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information including descriptive material relating to the Trust as of December 31, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the State Trusts. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should read and retain both parts of this Prospectus for future reference.


-------------------------------------------------------------------------------


                                     Principal        Secondary Market
                        Number of    Amount of         Offering Price
                          Units        Bonds         per Unit (12/31/96)


Virginia Trust           2,995     $3,000,000           $1,035.68



         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


-------------------------------------------------------------------------------


181353.1

                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of the State for which such Trust is named and political subdivisions, municipalities and public authorities thereof and of Puerto Rico and its public authorities. All of the Bonds in each State Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the State Trusts. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio."

                  The Trust contains bonds that were acquired at prices which resulted in the portfolios as a whole being purchased at a deep discount from par value. The portfolio may also include bonds issued at a substantial original issue discount, some of which may be Zero Coupon Bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest. Gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. (See "Tax Status" in Part B of this Prospectus.) Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre- Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.


                  Each Unit represents a fractional undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. The Trust will be administered as a distinct entity with separate certificates, expenses, books and records. (See "The Trust-- Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.


                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 5.3% of the Public Offering Price, or 5.562% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to


                                       A-2
181353.1
the Public Offering Price. If Units of the Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,035.68 plus accrued interest of $7.55 under the monthly distribution plan, $12.15 under the semi-annual distribution plan and $12.17 under the annual distribution plan, for a total of $1,043.23, $1,047.83 and $1,047.85, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)

                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of the Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering----Offering Price" in Part
B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of the Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsor upon request.


                                       A-3
181353.1

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will actually receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


                  MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The secondary market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 5.3% of the Public Offering Price (5.562% of the net amount invested) plus net accrued interest. If a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas, see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

                  For additional information regarding the Public Offering Price and Estimated Current Return and Estimated Long Term Return for Units of the Trust, descriptions of interest and principal distributions, repurchase and redemption of Units and other essential information regarding the Trust, please refer to the Summary of Essential Information for the Trust on the immediately succeeding page.

                                       A-4
181353.1

                           MUNICIPAL SECURITIES TRUST
                              MULTI-STATE SERIES 43


                              VIRGINIA TRUST (LONG)

            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996

Date of Deposit:  April 22, 1993                                     Minimum Principal Distribution:
Principal Amount of Bonds .                $3,000,000                   $1.00 per Unit.
Number of Units ...........                2,995                     Weighted Average Life
Fractional Undivided Inter-                                             to Maturity:  21.8 Years.
  est in Trust per Unit ...                1/2995                    Minimum Value of Trust:  Trust
Principal Amount of                                                     may be terminated if value of
  Bonds per Unit ..........                $1,001.67                    Trust is less than $1,200,000
Secondary Market Public                                                 in principal amount of Bonds.
  Offering Price**                                                   Mandatory Termination Date:
  Aggregate Bid Price                                                   The earlier of December 31,
    of Bonds in Trust .....                $2,938,423+++                2042 or the disposition of
  Divided by 2,995 Units ..                $981.11                      the last Bond in the Trust.
  Plus Sales Charge of 5.3%                                          Trustee***:  The Chase
    of Public Offering                                                  Manhattan Bank.
    Price..................                $54.57                    Trustee's Annual Fee:  Monthly
  Public Offering Price                                                 plan $1.10 per $1,000; semi-
    per Unit ..............                $1,035.68+                   annual plan $.63 per $1,000;
Redemption and Sponsor's                                                and annual plan is $.36 per
  Repurchase Price                                                      $1,000.
  per Unit ................                $981.11+                  Evaluator:  Kenny S&P
                                    +++                                 Evaluation
                                    ++++                                Services.
Excess of Secondary Market                                           Evaluator's Fee for Each
  Public Offering Price                                                 Evaluation:  Minimum of $8
  over Redemption and                                                   plus $.25 per each issue of
  Sponsor's Repurchase                                                  Bonds in excess of 50 issues
  Price per Unit ..........                $54.57++++                   (treating separate maturities
Difference between Public                                               as separate issues).
  Offering Price per Unit                                            Sponsor:  Reich & Tang
  and Principal Amount per                                              Distributors L.P. and Gruntal
  Unit Premium/(Discount) .                $34.01                       & Co., L.L.C.
Evaluation Time:  4:00 p.m.                                          Sponsor's Annual Fee:  Maximum
  New York Time.                                                        of $.25 per $1,000 principal
                                                                        amount of Bonds (see "Trust
                                                                        Expenses and Charges" in
                                                                        Part B of this Prospectus).



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED


                                             Monthly          Semi-Annual      Annual
                                             Option             Option         Option


Gross annual interest income# .........        $57.21           $57.21           $57.21
Less estimated annual fees and
  expenses ............................          2.45             1.92             1.80
Estimated net annual interest                  ______           ______           ______
  income (cash)# ......................        $54.76           $55.29           $55.41
Estimated interest distribution# ......          4.56            27.64            55.41
Estimated daily interest accrual# .....         .1521            .1535            .1539
Estimated current return#++ ...........         5.29%            5.34%            5.35%
Estimated long term return++ ..........         5.18%            5.23%            5.24%
Record dates ..........................      1st of           Dec. 1 and       Dec. 1
                                             each month       June 1
Interest distribution dates ...........      15th of          Dec. 15 and      Dec. 15
                                             each month       June 15



                                       A-5
181353.1

                  Footnotes to Summary of Essential Information


    * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

   ** For information regarding offering price per unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


  *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

    + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $7.55 monthly, $12.15 semi-annually and $12.17 annually for the Virginia Trust.


   ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

  +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

 ++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

    #    Does not include accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                             Distribu-
                                                                             tions of
                                         Distributions of Interest           Principal
                                        During the Period (per Unit)         During
                                  Net Asset*              Semi-                the
                    Units Out-      Value       Monthly   Annual    Annual    Period
Period Ended         standing      Per Unit     Option    Option    Option   (Per Unit)
------------        ----------    ----------    -------   ------    ------   ----------
December 31, 1994     3,000       $1,018.62    $23.20     23.38     $23.46       -0-
December 31, 1995     3,000          891.69     54.60     55.14      55.43       -0-
December 31, 1996     2,995          992.50     54.60     55.18      55.28       -0-


----------------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

181353.1

                        INFORMATION REGARDING THE TRUSTS
                             AS OF DECEMBER 31, 1996



DESCRIPTION OF PORTFOLIO



                  Each Unit in the Trust consists of a 1/2995th undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $1,000.67 of principal amount of the Bonds currently held in the Trust. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. The portfolio of the Virginia Trust consists of 10 issues of 9 issuers located in Virginia and 1 in Puerto Rico. None of the Bonds are obligations of state and local housing authorities; approximately 13.3% are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. None of the issues comprising the aggregate principal amount of the Trust are mortgage revenue bonds. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $250,000 of the principal amount of the Bonds is a general obligation bond. All nine of the remaining issues representing $2,750,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Bridge and Tunnel 1, College 1, Electric 1, Expressway Improvement 1, Hospital 1, Office Building 1, Waste Improvement 1, Water and Sewer 1, and Water Improvement 1. For an explanation of the significance of these factors see "The State Trusts--Portfolios" in Part B of this Prospectus.

                  As of December 31, 1996, $1,005,000 (approximately 33.5% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $140,000 (approximately 4.7% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 66.5% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.

                  Portfolio No. 7 in the Virginia Trust (Long) is subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986.
See "Tax Status" in Part B of this Prospectus.


                                       A-7
181353.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Municipal Securities Trust, Multi-State Series 43, Virgina Trust

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Securities Trust, Multi-State Series 43, Virginia Trust (the "Trust") at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.



PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997

Municipal Securities Trust, Multi-State Series 43,
Virginia Trust
Portfolio
December 31, 1996
--------------------------------------------------------------------------------


                                                                                               Redemption
             Aggregate                                                       Coupon Rate/    Feature (2)(4)
 Portfolio   Principal       Name of Issuer and                   Ratings     Date(s) of    S.F.-Sinking Fund         Market
    No.       Amount           Title of Bonds                       (1)      Maturity (2)    Ref.-Refunding          Value (3)

    1      $  330,000     Chesapeake Bay Va. Bridge & Tunnel        AAA       5.750%          7/01/23 @ 100 S.F.    $     331,036
                          Commsn. Dist. Rev. Rfndg. Bonds 1991                7/01/2025       7/01/01 @ 100 Ref.
                          (MBIA Corp.)

    2         350,000     Hampton Roads Va. Med. CIIg. Gen.         A-        6.875           11/15/03 @ 100 S.F.         374,738
                          Rev. Bonds Series 1991B                             11/15/2016      11/15/01 @ 102 Ref.

    3         400,000     Prince William Cnty. Va. Serv. Auth.      AAA       6.000           7/01/22 @ 100 S.F.          407,400
                          Wtr. & Swr. Sys. Rev. Bonds Series                  7/01/2029       7/01/01 @ 100 Ref.
                          1991 (Financial Guaranty)

    4         340,000     Richmond Va Metro. Auth. Expwy.           AAA       5.750           7/15/17 @ 100 S.F.          341,268
                          Rev. Rfndg. Bonds 1992 Series A                     7/15/2022       7/15/02 @ 100 Ref.
                          (Financial Guranty)

    5         165,000     Roanoke Cnty. Va. Ind. Dev. Auth.         A1*       5.625           4/15/07 @ 100 S.F.          164,550
                          Lease Rev. Bonds (Roanoke Cnty.                     4/15/2013       4/15/03 @ 102 Ref.
                          Admnstion. Cntr.) Series 1993

    6         325,000     Roanoke Cnty. Va. Wtr. Sys. Rev.          AAA       6.000           7/01/22 @ 100 S.F.          345,475
                          Bonds Series 1991 (Financial                        7/01/2031       7/01/01 @ 100 Ref.
                          Guaranty) (5)

    7         300,000     S.E. Va. Pub. Serv. Auth. of Va. Sr.      A-        6.000           7/01/05 @ 100 S.F.          298,950
                          Rev. Bonds Rgnl. Solid Waste Sys.                   7/01/2017       7/01/03 @ 102 Ref.
                          Series 1993 (AMT)

    8         250,000     City of Suffolk Va. Genl. Oblig. Pub.     A1*       6.000           No Sinking Fund             257,070
                          Imprvmnt. & Rfndg. Bonds Series 1993                8/01/2013       8/01/03 @ 102 Ref.

    9         400,000     Williamsburg Va. Ind. Dev. Auth. Hosp.     A        5.750           10/01/13 @ 100 S.F.         379,904
                          Fac. Rev. Bonds (Williamsburg                       10/01/2022      10/01/03 @ 102 Ref.
                          Commnty Hosp.) Series 1993

   10         100,000     P.R. Elec. Pwr. Auth. Pwr. Rev. Rfndg.   BBB+       0.000           7/01/15 @ 87.06 S.F.         30,665
                          Bonds 1989 Series N                                 7/01/2017       None

   11          40,000     P.R. Elec. Pwr. Auth. Pwr. Rev. Bonds    BBB+       0.000           No Sinking Fund              12,266
                          1989 Series O                                       7/01/2017       None
           ----------
                                                                                                                    -------------


           $3,000,000     Total Investments (Cost $2,934,490)                                                       $   2,943,322
           ==========                                                                                               =============



   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 43,
Virginia Trust
Footnotes to Portfolio
--------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1996, the net unrealized appreciation of all the bonds was comprised of the following:

           Gross unrealized appreciation      $      22,696
           Gross unrealized depreciation            (13,864)
                                             -------------


           Net unrealized appreciation       $       8,832
                                             =============


4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).



    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 43,

Virginia Trust
Statement of Net Assets
December 31, 1996
--------------------------------------------------------------------------------





Investments in Securities,
     at Market Value (Cost $2,934,490)           $    2,943,322
                                                 --------------

Other Assets
     Accrued Interest                                    66,286
                                                 --------------
         Total Other Assets                              66,286
                                                 --------------
Liabilities
     Accrued Expenses                                       731
     Advance from Trustee                                36,326
                                                 --------------
         Total Liabilities                               37,057
                                                 --------------
Excess of Other Assets over Total Liabilities            29,229
                                                 --------------

Net Assets (2,995 Units of Fractional Undivided
     Interest Outstanding, $992.50 per Unit)     $    2,972,551
                                                 ==============


    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 43,

Virginia Trust
Statement of Operations
--------------------------------------------------------------------------------


                                                           For the Years Ended December 31,
                                                   1996             1995           1994

Investment Income
     Interest                               $   173,396      $   173,396     $  177,800
                                            -----------      -----------     ----------

Expenses
     Trustee's Fees                               4,407            4,047          3,928
     Evaluator's Fees                             2,063            1,876          2,278
     Sponser's Advisory Fee                         731              750            750
                                            -----------      -----------     ----------
         Total Expenses                           7,201            6,673          6,956
                                            -----------      -----------     ----------
     Net Investment Income                      166,195          166,723        170,844
                                            -----------      -----------     ----------
Realized and Unrealized Gain (Loss)
     Change in Unrealized Appreciation
         (Depreciation) on Investments          (41,676)         348,183       (386,928)
                                            -----------      -----------     ----------
     Net Gain (Loss) on Investments             (41,676)         348,183       (386,928)
                                            -----------      -----------     ----------
     Net Increase (Decrease)
         in Net Assets
         Resulting From Operations          $   124,519      $   514,906     $ (216,084)
                                            ===========      ===========     ==========




    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 43,

Virginia Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                       For the Years Ended December 31,
                                                               1996                       1995                  1994

Operations
Net Investment Income                                     $    166,195           $     166,723         $     170,844
Change in Unrealized Appreciation
     (Depreciation) on Investments                             (41,676)                348,183              (386,928)
                                                          ------------           -------------         -------------

          Net Increase (Decrease) in
                Net Assets Resulting
                From Operations                                124,519                 514,906              (216,084)
                                                          ------------           -------------         -------------

Distributions to Certificateholders
     Investment Income                                         164,724                 172,277               164,699

Redemptions
     Interest                                                       54                    ----                  ----
     Principal                                                   4,899                    ----                  ----
                                                          ------------           -------------         -------------

         Total Distributions
             and Redemptions                                   169,677                 172,277               164,699
                                                          ------------           -------------         -------------

         Total Increase (Decrease)                             (45,158)                342,629              (380,783)

Net Assets
     Beginning of Year                                       3,017,709               2,675,080             3,055,863
                                                          ------------           -------------         -------------

     End of Year (Including
         Undistributed Net Investment
         Income of $41,405, $39,988
         and $45,542, Respectively)                       $  2,972,551            $  3,017,709          $  2,675,080
                                                          ============            ============          ============




    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 43,

Virginia Trust
Notes to Financial Statements
--------------------------------------------------------------------------------


1.       Organization

         Municipal Securities Trust, Multi-State Series 43, Virginia Trust (the "Trust") was organized on April 22, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Municipal Securities Trust, Multi-State Series 43,
Virginia Trust
Notes to Financial Statements
--------------------------------------------------------------------------------

3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the year ended December 31,1996, 5 units were redeemed. No units were redeemed during the years ended December 31, 1995 and 1994.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.63 to $1.10 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $2,545 and other expenses of $1,862. The other expenses include professional, printing and miscellaneous fees.

Municipal Securities Trust, Multi-State Series 43,
Virginia Trust
Notes to Financial Statements
--------------------------------------------------------------------------------


5.       Net Assets

         At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

                 Original cost to Certificateholders          $     3,078,037
                 Less Initial Gross Underwriting Commission           150,824
                                                              ---------------
                                                                    2,927,213
                 Accumulated Cost of Securities Sold,
                    Matured or Called                                    ----
                 Net Unrealized Appreciation                            8,832
                 Undistributed Net Investment Income                   41,405
                 Undistributed Proceeds From Investments               (4,899)
                                                              ---------------
                    Total                                      $    2,972,551
                                                               ==============



         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,000 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $7,277.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Municipal Securities Trust, Multi-State Series 43,
Virginia Trust
Notes to Financial Statements
--------------------------------------------------------------------------------


7.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:

         Net Asset Value, Beginning of Year**           $     1,005.90
                                                       ---------------
             Interest Income                                     57.84
             Expenses                                            (2.40)
                                                       ---------------
             Net Investment Income                               55.44
                                                       ---------------
             Net Gain or Loss on Investments(1)                 (13.88)
                                                       ---------------

         Total from Investment Operations                        41.56
                                                       ---------------
         Less Distributions
             to Certificateholders
                 Income                                          54.94
             for Redemptions
                 Interest                                          .02
                                                       ---------------
         Total Distributions                                     54.96
                                                       ---------------
         Net Asset Value, End of Year**                $        992.50
                                                       ===============


         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.


-----------------------------
     * Unless otherwise stated, based upon average units outstanding during the year of 2,998 ([2,995 + 3,000]/2).

     **Based upon actual units outstanding.


                     Prospectus Part A Dated April 30, 1997


                           MUNICIPAL SECURITIES TRUST

                                    SERIES 55

------------------------------------------------------------------------------


                  The Trust is a unit investment trust designated Series 55 ("Municipal Trust") with an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of states, municipalities and public authorities, and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under existing law but may be subject to state and local taxes. There can be no assurance that the Trust's objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., L.L.C. The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------


                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities. All of the Bonds in the Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the Trust. For a discussion of the significance of such ratings see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio". Some of the Bonds in the portfolio may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest.


                  Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby

263870.1
the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre- Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

                  Each Unit in the Trust represents a 1/2249th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 3.9% of the Public Offering Price, which is the same as 4.073% of the net amount invested in Bonds per Unit. In addition, accrued interest to expected date of settlement is added to the Public Offering Price. If Units had been available for sale on the Evaluation Date, the Public Offering Price per Unit would have been $1,061.74 plus accrued interest of $1.59 under the monthly distribution plan and $5.82 under the semi-annual distribution plan, for a total of $1,063.33 and $1,067.56, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See the "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)

                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if

                                       A-2
263870.1
any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsor upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the plan selected by the prior owner of such Unit and may thereafter change the plan as provided in "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information".)


                  MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of the Trust. The Secondary Market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 3.9% of the Public Offering Price (4.073% of the net amount invested) plus net accrued interest. If such a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based upon the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have their interest

                                       A-3
263870.1
distributions and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" and for residents of Texas, see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.


                                       A-4
263870.1

                           MUNICIPAL SECURITIES TRUST
                                    SERIES 55


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996



Date of Deposit:  April 14, 1994                                  Minimum Principal Distribution:
Principal Amount of Bonds ...                $2,250,000              $1.00 per Unit.
Number of Units .............                2,249                Weighted Average Life to
Fractional Undivided Inter-                                          Maturity:  7.1 Years.
  est in Trust per Unit .....                1/2249               Minimum Value of Trust:  Trust
Principal Amount of                                                  may be terminated if value of
  Bonds per Unit ............                $1,000.44               Trust is less than $1,200,000
Secondary Market Public                                              in principal amount of Bonds.
  Offering Price**                                                Mandatory Termination Date:  The
  Aggregate Bid Price                                                earlier of December 31, 2,044
    of Bonds in Trust .......                $2,294,416+++           or the disposition of the last
  Divided by 2,249 Units ....                $1,020.19               Bond in the Trust.
  Plus Sales Charge of 3.9%                                       Trustee***:  The Chase Manhattan
    of Public Offering Price                 $41.55                  Bank.
  Public Offering Price                                           Trustee's Annual Fee:  Monthly
    per Unit ................                $1,061.74+              plan $1.36 per $1,000 and semi-
Redemption and Sponsor's                                             annual plan $.91 per $1,000.
  Repurchase Price                                                Evaluator:  Kenny S&P Evaluation
  per Unit ..................                $1,020.19+              Services.
                                                      +++         Evaluator's Fee for Each
                                                      ++++           Evaluation:  Minimum of $3 plus
Excess of Secondary Market                                           $.25 per each issue of Bonds in
  Public Offering Price                                              excess of 50 issues (treating
  over Redemption and                                                separate maturities as separate
  Sponsor's Repurchase                                               issues).
  Price per Unit ............                $41.55++++           Sponsor:  Reich & Tang
Difference between Public                                            Distributors L.P.
  Offering Price per Unit                                         Sponsor's Annual Fee:  Maximum of
  and Principal Amount per                                           $.25 per $1,000 principal
  Unit Premium/(Discount) ...                $61.30                  amount of Bonds (see "Trust
Evaluation Time:  4:00 p.m.                                          Expenses and Charges" in Part B
  New York Time.                                                     of this Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                          Monthly          Semi-Annual
                                          Option             Option


Gross annual interest income# .........     $53.58             $53.58
Less estimated annual fees and
  expenses ............................       2.45               2.67
Estimated net annual interest                _____              _____
  income (cash)# ......................     $51.13             $50.91
Estimated interest distribution# ......       4.26              25.45
Estimated daily interest accrual# .....      .1420              .1414
Estimated current return#++ ...........      4.81%              4.79%
Estimated long term return++ ..........      4.20%              4.18%
Record dates ..........................   1st of           Dec. 1 and
                                          each month       June 1
Interest distribution dates ...........   15th of          Dec. 15 and
                                          each month       June 15


                                       A-5
263870.1

                  Footnotes to Summary of Essential Information

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $1.59 monthly and $5.82 semi-annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash in the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                           Distributions of Interest                tions of
                                                          During the Period (per Unit)              Principal
                                                                                                      During
                                           Net Asset*                                                   the
                         Units Out-          Value            Monthly         Semi-Annual       Period
Period Ended              standing          Per Unit          Option            Option         (Per Unit)
December 31, 1995         2,468            $1,032.56          $51.63             $52.02           -0-
December 31, 1996         2,249             1,024.82           51.46              51.22          $5.53


-----------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                       A-6
263870.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1996



DESCRIPTION OF PORTFOLIO


                  The portfolio of the Trust consists of 12 issues representing obligations of issuers located in 8 states, 1 issuer in the District of Columbia and 1 issuer in Puerto Rico. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 3.3% are hospital revenue bonds; approximately 27.8%+ are issued in connection with the financing of nuclear generating facilities. None of the issues comprising the aggregate principal amount of the Trust are mortgage revenue bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Four issues representing $900,000 of the principal amount of the Bonds are general obligation bonds. All eight of the remaining issues representing $1,350,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Electric 2, Hospital 1, Jails 1, Lease Revenue 2 and Nuclear 2. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

                  As of December 31, 1996, $1,595,000 (approximately 70.9% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none were Zero Coupon Bonds. None of the aggregate principal amount of the Bonds in the Trust were purchased at a discount from par value at maturity, approximately 29.1% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.



--------------
+ A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry constitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.


                                       A-7
263870.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Municipal Securities Trust, Series 55 (Intermediate)

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Securities Trust, Series 55 (Intermediate) (the "Trust") at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.



PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997

Municipal Securities Trust, Series 55 (Intermediate)
Portfolio
December 31, 1996
--------------------------------------------------------------------------------


                                                                                               Redemption
             Aggregate                                                       Coupon Rate/    Feature (2)(4)
 Portfolio   Principal       Name of Issuer and                   Ratings     Date(s) of    S.F.-Sinking Fund         Market
    No.       Amount           Title of Bonds                       (1)      Maturity (2)    Ref.-Refunding          Value (3)
    1      $  100,000     Ca. Pub. Works. Bd. Lease Rntl. (Dept of   A        5.900%          No Sinking Fund       $     105,590
                          Vets. Affrs.) 1994 Series A (So. Ca.                10/01/2002      None
                          Vets. Home-Barstow Fac.)

    2          40,000     Ca. Pub. Works Bd. Lease Rntl. (Dept of    A        6.050           No Sinking Fund              42,710
                          Vets. Affrs.) 1994 Series A (So. Ca.                10/01/2003      None
                          Vets. Home-Barstow Fac.)

    3         300,000     D.C. (Wash, D.C.) Genl. Oblig. Ref.       AAA       4.650           No Sinking Fund             297,174
                          Bonds Series 1994 A-2 (AMBAC)                       6/01/2002       None

    4          75,000     City of Venice, Fla. Hlth. Facs. Rev.     NR        5.500           No Sinking Fund              79,077
                          Bonds Series 1994 (Venice Hosp. Inc.                12/01/2004      None
                          Proj.)

    5          20,000     Ga Muni. Elec. Pwr. Rev. Gen. Ser. D.     AAA       4.750           No Sinking Fund              19,988
                          (Financial Guaranty)                                1/01/2004       None

    6         300,000     St. of Ill Genl. Oblig. Ref. Bonds Series A1*       4.600           No Sinking Fund             291,609
                          of January, 1994                                    12/01/2005      12/01/03 @ 102 Opt.

    7         205,000     The City of N.Y. Gen. Oblig. Bonds.      BBB+       5.700           No Sinking Fund             210,045
                          Fiscal 1994 Series H                                8/01/2003       None

    8          95,000     The City of N.Y. Gen Oblig. Bonds.       BBB+       5.800           No Sinking Fund              97,632
                          Fiscal 1994 Series H                                8/01/2004       None

    9         325,000     N.C. Eastern Muni Pwr. Agcy. Pwr. Sys.   Baa1*      6.000           No Sinking Fund             334,133
                          Rev. Bond Series 1993 B                             1/01/2005       1/01/03 @ 102

   10         300,000     Charleston Cnty., S.C. Charleston Pub.    AAA       5.700           No Sinking Fund             317,013
                          Facs. Corp. Rfndg. Certs. of Part Series            6/01/2005       6/01/04 @ 102 Opt.
                          1994

   11         300,000     Wa Pub. Pwr. Spply. Systm. Nuc. Proj.    Aa1*       4.600           No Sinking Fund             295,281
                          No. 2 Rev. Rfndg. Series A                          7/01/2002       None

   12         190,000     P.R. Elec. Pwr. Auth. Pwr. Rev. Bonds    BBB+       6.200           No Sinking Fund             204,156
                          1992 Series Q                                       7/01/2004       7/01/02 @ 101.5
            ----------
                                                                                                                     --------------


           $2,250,000     Total Investments (Cost $2,179,333)                                                       $   2,294,408
           ==========                                                                                                ==============



   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Series 55 (Intermediate)
Footnotes to Portfolio
--------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1996, the net unrealized appreciation of all the bonds was comprised of the following:

           Gross unrealized appreciation              $     115,075
           Gross unrealized depreciation                          -
                                                      -------------


           Net unrealized appreciation                $     115,075
                                                      =============


4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).



    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 55 (Intermediate)


Statement of Net Assets
December 31, 1996
--------------------------------------------------------------------------------



Investments in Securities,
     at Market Value (Cost $2,179,333)               $    2,294,408
                                                     --------------

Other Assets
     Accrued Interest                                        36,341
                                                     --------------
         Total Other Assets                                  36,341
                                                     --------------
Liabilities
     Accrued Expenses                                           619
     Advance from Trustee                                    25,321
                                                             ------
         Total Liabilities                                   25,940
                                                             ------

Excess of Other Assets over Total Liabilities                10,401
                                                     --------------
Net Assets (2,249 Units of Fractional Undivided
     Interest Outstanding, $1,024.82 per Unit)       $    2,304,809
                                                     ==============


    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 55 (Intermediate)


Statement of Operations
--------------------------------------------------------------------------------


                                                              For the Years Ended December 31,          For the Period from
                                                               1996                       1995          April 14, 1994 (Date
                                                                                                           of Deposit) to
                                                                                                         December 31, 1994

Investment Income
     Interest                                           $   125,292                $   153,745            $  115,742
                                                        -----------                -----------            ----------

Expenses
     Trustee's Fees                                           5,443                      6,054                 1,790
     Evaluator's Fees                                           825                        770                  ----
     Sponser's Advisory Fee                                     619                        750                   535
                                                        -----------                -----------            ----------
         Total Expenses                                       6,887                      7,574                 2,325
                                                        -----------                -----------            ----------
     Net Investment Income                                  118,405                    146,171               113,417
                                                        -----------                -----------            ----------
Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                                         10,162                     17,837                  ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments                      (16,319)                   229,687               (98,293)
                                                        -----------                -----------            ----------
     Net Gain (Loss) on Investments                          (6,157)                   247,524               (98,293)
                                                        -----------                -----------            ----------
     Net Increase in Net Assets
         Resulting From Operations                      $   112,248                $   393,695           $    15,124
                                                        ===========                ===========           ===========



    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 55 (Intermediate)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------




                                                              For the Years Ended December 31,       For the Period from
                                                               1996                       1995       April 14, 1994 (Date
                                                                                                        of Deposit) to
                                                                                                       December 31, 1994

Operations
Net Investment Income                                     $    118,405           $     146,171         $     113,417
Realized Gain
     on Investments                                             10,162                  17,837                  ----
Change in Unrealized Appreciation
     (Depreciation) on Investments                             (16,319)                229,687               (98,293)
                                                          ------------           -------------         -------------

          Net Increase in Net Assets
                Resulting From Operations                      112,248                 393,695                15,124
                                                          ------------           -------------         -------------

Distributions to Certificateholders
     Investment Income                                         118,212                 146,198                94,855
     Principal                                                  12,499                    ----                 3,147

Redemptions
     Interest                                                    1,971                   3,214                  ----
     Principal                                                 223,122                 535,376                  ----
                                                          ------------           -------------         -------------

         Total Distributions
             and Redemptions                                   355,804                 684,788                98,002
                                                          ------------           -------------         -------------

         Total (Decrease)                                     (243,556)               (291,093)              (82,878)

Net Assets
     Beginning of Year                                       2,548,365               2,839,458             2,922,336
                                                             ---------               ---------             ---------

     End of Year (Including
         Undistributed Net Investment
         Income of $10,395, $12,173
         and $15,414, Respectively)                       $  2,304,809            $  2,548,365          $  2,839,458
                                                          ============            ============          ============

    The accompanying notes form an integral part of the financial statements.


Municipal Securities Trust, Series 55 (Intermediate)


Notes to Financial Statements
--------------------------------------------------------------------------------


1.       Organization

         Municipal Securities Trust, Series 55 (Intermediate) (the "Trust") was organized on April 14, 1994 by Bear, Stearns & Co. Inc. under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Interest income is recorded on the accrual basis.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

Municipal Securities Trust, Series 55 (Intermediate)

Notes to Financial Statements
--------------------------------------------------------------------------------


4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1996 and 1995, 219 and 532 units were redeemed, respectively. No units were redeemed during the period ended December 31,1994.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.91 to $1.36 per $1,000 of outstanding investment principal. In addition, a minimum fee of $3.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $2,877 and other expenses of $2,566. The other expenses include professional, printing and miscellaneous fees.

Municipal Securities Trust, Series 55 (Intermediate)

Notes to Financial Statements
--------------------------------------------------------------------------------

5.       Net Assets

         At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

             Original cost to Certificateholders              $     3,040,932
             Less Initial Gross Underwriting Commission               118,596
                                                              ---------------
                                                                    2,922,336
             Accumulated Cost of Securities Sold,
                Matured or Called                                    (743,003)
             Net Unrealized Appreciation                              115,075
             Undistributed Net Investment Income                       10,395
             Undistributed Proceeds From Investments                        6
                                                              ---------------
                Total                                         $     2,304,809
                                                              ---------------
                                                              ---------------


         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,000 units of fractional undivided interest of the Trust as of the date of deposit.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Municipal Securities Trust, Series 55 (Intermediate)

Notes to Financial Statements
--------------------------------------------------------------------------------


7.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:

         Net Asset Value, Beginning of Year**         $     1,032.56
                                                      --------------

             Interest Income                                   53.11
             Expenses                                          (2.92)
                                                      --------------
             Net Investment Income                             50.19
                                                      --------------
             Net Gain or Loss on Investments(1)                (1.68)
                                                      --------------

         Total from Investment Operations                      48.51
                                                      --------------
         Less Distributions
             to Certificateholders
                 Income                                        50.11
                 Principal                                      5.30
             for Redemptions
                 Interest                                        .84
                                                      --------------
         Total Distributions                                   56.25
                                                      --------------
         Net Asset Value, End of Year**              $      1,024.82
                                                     ===============


         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.


------------------------------
     * Unless otherwise stated, based upon average units outstanding during the year of 2,359 ([2,249 + 2,468]/2).

     **Based upon actual units outstanding.

                     Prospectus Part A Dated April 30, 1997



                           MUNICIPAL SECURITIES TRUST

                              MULTI-STATE SERIES 45
                             (MULTIPLIER PORTFOLIO)

------------------------------------------------------------------------------


                  The Trust consists of one unit investment trust designated Virginia Trust (the "State Trust"). The State Trust contains an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under existing law. There can be no assurance that the Trusts' investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from federal income tax. In addition, in the opinion of counsel to the Sponsor, the interest income of each State Trust is exempt, to the extent indicated, from state and local taxes when held by residents of the state where the issuers of the Bonds in such State Trust are located. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes in other jurisdictions. (See "Description of Portfolios" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Portfolios--General.") The Sponsor is Reich & Tang Distributors L.P. The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information including descriptive material relating to each State Trust as of December 31, 1996 (the "Evaluation Date"), a summary of certain specific information regarding each State trust and audited financial statements of each State Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the State Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should read and retain both parts of this Prospectus for future reference.



------------------------------------------------------------------------------

                                   Principal        Secondary Market
                        Number of    Amount of         Offering Price
                          Units        Bonds         per Unit (12/31/96)

Virginia Trust            2,972      $2,960,000           $1,051.43

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


------------------------------------------------------------------------------





263868.1

                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of the State for which such Trust is named and political subdivisions, municipalities and public authorities thereof and of Puerto Rico and its public authorities. All of the Bonds in each State Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the State Trusts. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio".

                  The State Trust contains bonds that were acquired at prices which resulted in the portfolios as a whole being purchased at a deep discount from par value. The portfolio may also include bonds issued at a substantial original issue discount, some of which may be Zero Coupon Bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest. Gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. (See "Tax Status" in Part B of this Prospectus.) Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre- Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.


                  Each Unit represents a fractional undivided interest in the principal and net income of each State Trust. The principal amount of Bonds deposited in such State Trust per Unit is reflected in the Summary of Essential Information. Each State Trust will be administered as a distinct entity with separate certificates, expenses, books and records. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.


                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 5.1% of the Public Offering Price, or 5.331% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to


                                       A-2
263868.1
the Public Offering Price. If Units of the Virginia Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,051.43 plus accrued interest of $1.12 under the monthly distribution plan and $5.79 under the semi-annual distribution plan, for a total of $1,052.55 and $1,057.22. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)

                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsor upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending

                                       A-3
263868.1
upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will actually receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


                  MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The secondary market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 5.1% of the Public Offering Price (5.331% of the net amount invested) plus net accrued interest. If a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual plan of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas, see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

                  For additional information regarding the Public Offering Price and Estimated Current Return and Estimated Long Term Return for Units of each State Trust, descriptions of interest and principal distributions, repurchase and redemption of Units and other essential information regarding the Trusts, please refer to the Summary of Essential Information for the particular State Trust on one of the immediately succeeding pages.

                                       A-4
263868.1

                           MUNICIPAL SECURITIES TRUST
                              MULTI-STATE SERIES 45

                                 VIRGINIA TRUST


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996





Date of Deposit:  April 14, 1994                                  Minimum Principal Distribution:
Principal Amount of Bonds ...                $2,960,000              $1.00 per Unit.
Number of Units .............                2,972                Weighted Average Life
Fractional Undivided Inter-                                          to Maturity:  21.4 Years.
  est in Trust per Unit .....                1/2972               Minimum Value of Trust:
Principal Amount of                                                  Trust may be terminated if
  Bonds per Unit ............                $995.96                 value of Trust is less than
Secondary Market Public                                              $1,200,000 in principal amount
  Offering Price**                                                   of Bonds.
  Aggregate Bid Price                                             Mandatory Termination Date:
    of Bonds in Trust .......                $2,964,884+++           The earlier of December 31,
  Divided by 2,972 units ....                $997.61                 2044 or the disposition of the
  Plus Sales Charge of 5.1%                                          last Bond in the Trust.
    of Public Offering Price                         $53.82       Trustee***:  The Chase Manhattan
  Public Offering Price                                              Bank.
    per Unit ................                $1,051.43+           Trustee's Annual Fee:  Monthly
Redemption and Sponsor's                                             plan $1.37 per $1,000 and semi-
  Repurchase Price                                                   annual plan $.92 per $1,000.
  per Unit ..................                $997.61+             Evaluator:  Kenny S&P Evaluation
                                                    +++              Services.
                                                    ++++          Evaluator's Fee for Each
Excess of Secondary Market                                           Evaluation:  Minimum of $3 plus
  Public Offering Price                                              $.25 per each issue of Bonds in
  over Redemption and                                                excess of 50 issues (treating
  Sponsor's Repurchase                                               separate maturities as separate
  Price per Unit ............                $53.82++++              issues).
Difference between Public                                         Sponsor:  Reich & Tang
  Offering Price per Unit                                            Distributors L.P.
  and Principal Amount per                                        Sponsor's Annual Fee:  Maximum of
  Unit Premium/(Discount) ...                $55.47                  $.25 per $1,000 principal
Evaluation Time:  4:00 p.m.                                          amount of Bonds (see "Trust
  New York Time.                                                     Expenses and Charges" in Part B
                                                                     of this Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                              Monthly          Semi-Annual
                                              Option             Option


Gross annual interest income# .........         $57.37               $57.37
Less estimated annual fees and
  expenses ............................           2.35                 1.85
Estimated net annual interest                   ______               ______
  income (cash)# ......................         $55.02               $55.52
Estimated interest distribution# ......           4.58                27.76
Estimated daily interest accrual# .....          .1528                .1542
Estimated current return#++ ...........          5.23%                5.28%
Estimated long term return++ ..........          5.07%                5.12%
Record dates ..........................       1st of           Dec. 1 and
                                              each month       June 1
Interest distribution dates ...........       15th of          Dec. 15 and
                                              each month       June 15


                                       A-5
263868.1

                  Footnotes to Summary of Essential Information


    * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

   ** For information regarding offering price per unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


  *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

    + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $1.12 monthly and $5.79 semi-annually for the Virginia Trust.


   ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

  +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

 ++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

    #    Does not include accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                                                  Distribu-
                                                                                                  tions of
                                                  Distributions of Interest                       Principal
                                                 During the Period (per Unit)                      During
                                                Net Asset*                         Semi-             the
                           Units Out-             Value            Monthly         Annual          Period
Period Ended                standing             Per Unit          Option          Option         (Per Unit)
December 31, 1994             3,000             $  870.25           $33.73         $34.08            -0-
December 31, 1995             2,985              1,009.30            55.32          55.92            -0-
December 31, 1996             2,972              1,002.66            55.56          56.11            -0-

------------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.


                                       A-6
263868.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1996



DESCRIPTION OF PORTFOLIO


                  Each Unit in the Virginia Trust consists of a 1/2972nd undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $995.96 of principal amount of the Bonds currently held in the Trust. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. The portfolio of the Virginia Trust consists of 9 issues of 7 issuers located in Virginia and 2 in Puerto Rico. Approximately 11.8% of the Bonds are obligations of state and local housing authorities; approximately 23.6% are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. None of the issues comprising the aggregate principal amount of the Trust are mortgage revenue bonds. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $360,000 of the principal amount of the Bonds is a general obligation bond. All eight of the remaining issues representing $2,600,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Building Authority 1, Electric 1, Expressway 1, Highway 1, Hospital 2, Multi-Family Housing 1 and Water 1. For an explanation of the significance of these factors see "The State Trust--Portfolio" in Part B of this Prospectus.

                  As of December 31, 1996, $2,200,000 (approximately 74.3% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none were Zero Coupon Bonds. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 25.7% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.

                None of the Bonds in the Virginia Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


                                      A-7
263868.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Municipal Securities Trust, Multi-State Series 45, Virginia Trust

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Securities Trust, Multi-State Series 45, Virginia Trust (the "Trust") at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.



PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997

Municipal Securities Trust, Multi-State Series 45,
Virginia Trust
Portfolio
December 31, 1996
--------------------------------------------------------------------------------


                                                                                               Redemption
             Aggregate                                                       Coupon Rate/    Feature (2)(4)
 Portfolio   Principal       Name of Issuer and                   Ratings     Date(s) of    S.F.-Sinking Fund         Market
    No.       Amount           Title of Bonds                       (1)      Maturity (2)    Ref.-Refunding          Value (3)

    1      $  400,000     Albermarle Cnty. Va. Ind. Dev. Auth.      A*        5.500%          10/01/03 @ 100 S.F.   $     378,488
                          Hosp. Rfndg. Rev. Bonds (Martha                     10/01/2015      10/01/03 @ 102 Opt.
                          Jefferson Hosp.) Series 1993

    2         400,000     Indus Dev. Auth. of the City of            A        5.375           No Sinking Fund             389,672
                          Alexandria, Va. Poll Cntl. Rev. Rfndg.              2/15/2024       2/15/04 @ 102 Opt.
                          Bonds

    3         300,000     Fairfax Cnty. Va. Dev. Auth. Hosp. Rev.   Aa*       5.000           8/15/20 @ 100 S.F.          271,770
                          Rfndg. Bonds (Inova Hlth. Sys. Hosps.               8/15/2023       None
                          Prjt.) Series 1993A

    4         400,000     Fairfax Cnty. Wtr. Auth. Wtr. Rfndg.      Aa*       5.750           4/01/23 @ 100 S.F.          395,904
                          Rev. Bonds Series 1992                              4/01/2029       4/01/02 @ 100 Opt.

    5         350,000     Harrisonburg Va. Redev. & Hsg. Auth.      AA        6.150           3/01/04 @ 100 S.F.          358,988
                          Multifam. Hsg. Rev. Rfndg. Bonds                    3/01/2029       3/01/03 @ 102 Opt.
                          (Hannover Crossing Aprtmts. Prjt.)
                          Series 1993

    6         360,000     Richmond Va. Genl. Oblig. Pub.            AA        6.250           1/15/12 @ 100 S.F.          390,290
                          Imprvmt. Rev. Bonds Series 1991A                    1/15/2021       1/15/01 @ 102 Opt.

    7         400,000     Richmond Metro. Auth. Expy. Rev.          AAA       6.250           7/15/04 @ 100 S.F.          422,592
                          & Rfndg. Bonds, Series 1992B                        7/15/2022       7/15/02 @ 102 Opt.

    8         150,000     P.R. Hwy. Auth. Rev. Hwy. Rfndg.           A        6.000           7/01/18 @ 100 S.F.          150,704
                          Bonds (Series Q)                                    7/01/2020       7/01/00 @ 100 Opt.

    9         200,000     P.R. Pub. Bldgs. Auth. Pub. Ed. & Hlth.    A        5.500           7/01/17 @ 100 S.F.          191,198
                          Facs. Rev. Rfndg. Bonds Gtd. By the                 7/01/2021       7/01/03 @ 101.5 Opt.
                          Cmmnwlth. of P.R. Series 1993 M
            ----------
                                                                                                                   --------------


           $2,960,000     Total Investments (Cost $2,770,544)                                                       $   2,949,606
           ==========                                                                                               =============





   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 45,
Virginia Trust
Footnotes to Portfolio
--------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1996, the net unrealized appreciation of all the bonds was comprised of the following:

           Gross unrealized appreciation              $     179,062
           Gross unrealized depreciation                          -
                                                      -------------


           Net unrealized appreciation                $     179,062
                                                      =============


4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).



    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 45,

Virginia Trust
Statement of Net Assets
December 31, 1996
--------------------------------------------------------------------------------





Investments in Securities,
     at Market Value (Cost $2,770,544)         $    2,949,606
                                               --------------

Other Assets
     Accrued Interest                                  64,117
                                               --------------
         Total Other Assets                            64,117
                                               --------------
Liabilities
     Accrued Expenses                                     645
     Advance from Trustee                              33,163
                                               --------------
         Total Liabilities                             33,808
                                               --------------
Excess of Other Assets over Total Liabilities          30,309
                                               --------------
Net Assets (2,972 Units of Fractional Undivided
     Interest Outstanding, $1,002.66 per Unit) $    2,979,915
                                               ==============

    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 45,

Virginia Trust
Statement of Operations
--------------------------------------------------------------------------------




                                                              For the Years Ended December 31,          For the Period from
                                                               1996                       1995     April 14, 1994 (Date
                                                                                                          of Deposit) to
                                                                                                         December 31, 1994

Investment Income
     Interest                                           $   172,970                $   173,025            $  123,521
                                                        -----------                -----------            ----------
Expenses
     Trustee's Fees                                           5,298                      5,370                 2,699
     Evaluator's Fees                                           825                        809                  ----
     Sponser's Advisory Fee                                     645                        751                   535
                                                        -----------                -----------            ----------
         Total Expenses                                       6,768                      6,930                 3,234
                                                        -----------                -----------            ----------
     Net Investment Income                                  166,202                    166,095               120,287
                                                        -----------                -----------            ----------
Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                                          2,125                       ----                  ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments                      (21,878)                   416,648              (215,708)
                                                        -----------                -----------            ----------
     Net Gain (Loss) on Investments                         (19,753)                   416,648              (215,708)
                                                        -----------                -----------            ----------
     Net Increase (Decrease)
         in Net Assets
         Resulting From Operations                      $   146,449                $   582,743           $   (95,421)
                                                        ===========                ===========           ===========

    The accompanying notes form an integral part of the financial statements.


Municipal Securities Trust, Multi-State Series 45,

Virginia Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                              For the Years Ended December 31,          For the Period from
                                                               1996                       1995         April 14, 1994 (Date
                                                                                                          of Deposit) to
                                                                                                         December 31, 1994

Operations
Net Investment Income                                     $    166,202           $     166,095         $     120,287
Realized Gain
     on Investments                                              2,125                    ----                  ----
Change in Unrealized Appreciation
     (Depreciation) on Investments                             (21,878)                416,648              (215,708)
                                                          ------------           -------------         -------------

          Net Increase (Decrease) in
                Net Assets Resulting
                From Operations                                146,449                 582,743               (95,421)
                                                          ------------           -------------         -------------

Distributions to Certificateholders
     Investment Income                                         166,316                 166,284               101,523
     To Sponsor of Accrued Interest
          to Date of Settlement                                   ----                    ----                 3,365

Redemptions
     Interest                                                       35                      31                  ----
     Principal                                                  12,930                  14,424                  ----
                                                          ------------           -------------         -------------

         Total Distributions
             and Redemptions                                   179,281                 180,739               104,888
                                                          ------------           -------------         -------------

         Total Increase (Decrease)                             (32,832)                402,004              (200,309)

Net Assets
     Beginning of Year                                       3,012,747               2,610,743             2,811,052
                                                          ------------           -------------         -------------

     End of Year (Including
         Undistributed Net Investment
         Income of $15,030, $15,179
         and $15,399, Respectively)                       $  2,979,915            $  3,012,747          $  2,610,743
                                                          ============            ============          ============



    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 45,

Virginia Trust
Notes to Financial Statements
--------------------------------------------------------------------------------


1.       Organization

         Municipal Securities Trust, Multi-State Series 45, Virginia Trust (the "Trust") was organized on April 14, 1994 by Bear, Stearns & Co. Inc. under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Interest income is recorded on the accrual basis.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Municipal Securities Trust, Multi-State Series 45,
Virginia Trust
Notes to Financial Statements
--------------------------------------------------------------------------------

3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1996 and1995, 13 and 15 units were redeemed, respectively. No units were redeemed during the period ended December 31, 1994.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.92 to $1.37 per $1,000 of outstanding investment principal. In addition, a minimum fee of $3.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $2,545 and other expenses of $2,753. The other expenses include professional, printing and miscellaneous fees.

Municipal Securities Trust, Multi-State Series 45,
Virginia Trust
Notes to Financial Statements
--------------------------------------------------------------------------------

5.       Net Assets

         At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

              Original cost to Certificateholders             $     2,955,891
              Less Initial Gross Underwriting Commission              144,839
                                                              ---------------
                                                                    2,811,052
              Accumulated Cost of Securities Sold,
                 Matured or Called                                    (40,508)
              Net Unrealized Appreciation                             179,062
              Undistributed Net Investment Income                      15,030
              Undistributed Proceeds From Investments                  15,279
                                                              ---------------
                 Total                                        $     2,979,915
                                                              ===============

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,000 units of fractional undivided interest of the Trust as of the date of deposit.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Municipal Securities Trust, Multi-State Series 45,
Virginia Trust
Notes to Financial Statements
--------------------------------------------------------------------------------


7.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:

         Net Asset Value, Beginning of Year**         $     1,009.30
                                                      --------------

             Interest Income                                   58.06
             Expenses                                          (2.27)
                                                      --------------
             Net Investment Income                             55.79
                                                      --------------
             Net Gain or Loss on Investments(1)                (6.59)
                                                      --------------
         Total from Investment Operations                      49.20
                                                      --------------
         Less Distributions
             to Certificateholders
                 Income                                        55.83
             for Redemptions
                 Interest                                        .01
                                                      --------------
         Total Distributions                                   55.84
                                                      --------------
         Net Asset Value, End of Year**              $      1,002.66
                                                     ===============

         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.


-------------------
     * Unless otherwise stated, based upon average units outstanding during the year of 2,979 ([2,972 + 2,985]/2).

     **Based upon actual units outstanding.

                     Prospectus Part A Dated April 30, 1997



                           MUNICIPAL SECURITIES TRUST

                              MULTI-STATE SERIES 46
                             (MULTIPLIER PORTFOLIO)




                  The Trust consists of 3 separate unit investment trusts designated California Trust, Florida Trust and Virginia Trust (the "State Trusts"). Each State Trust contains an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under existing law. There can be no assurance that the Trusts' investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from federal income tax. In addition, in the opinion of counsel to the Sponsor, the interest income of each State Trust is exempt, to the extent indicated, from state and local taxes when held by residents of the state where the issuers of the Bonds in such State Trust are located. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes in other jurisdictions. (See "Description of Portfolios" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Portfolios--General.") The Sponsor is Reich & Tang Distributors L.P. The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information including descriptive material relating to each State Trust as of December 31, 1996 (the "Evaluation Date"), a summary of certain specific information regarding each State trust and audited financial statements of each State Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the State Trusts. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should read and retain both parts of this Prospectus for future reference.


                                         Principal        Secondary Market
                          Number of      Amount of         Offering Price
                            Units          Bonds         per Unit (12/31/96)

California Trust            1,993        $2,000,000           $1,050.05
Florida Trust               2,000        $1,885,000           $  986.21
Virginia Trust              1,635        $1,635,000           $1,066.97


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



--------------------------------------------------------------------------------


                                                      A-1
352541.1

                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of the State for which such Trust is named and political subdivisions, municipalities and public authorities thereof and of Puerto Rico and its public authorities. All of the Bonds in each State Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the State Trusts. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio".

                  The State Trusts contain bonds that were acquired at prices which resulted in the portfolios as a whole being purchased at a deep discount from par value. The portfolio may also include bonds issued at a substantial original issue discount, some of which may be Zero Coupon Bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest. Gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. (See "Tax Status" in Part B of this Prospectus.) Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("PreRefunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part
A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.


                  Each Unit represents a fractional undivided interest in the principal and net income of each State Trust. The principal amount of Bonds deposited in such State Trust per Unit is reflected in the Summary of Essential Information. Each State Trust will be administered as a distinct entity with separate certificates, expenses, books and records. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.


                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 5.4% for the California Trust, 5.4% for the Florida Trust and 5.5% for the Virginia Trust of the Public Offering Price, or 5.752% for the California Trust, 5.676%


                                                      A-2
352541.1
for the Florida Trust and 5.820% for the Virginia Trust of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units of the California Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,050.05 plus accrued interest of $.91 under the monthly distribution plan and $5.59 under the semi-annual distribution plan, for a total of $1,050.96 and $1,055.64, respectively. If Units of the Florida Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $986.21 plus accrued interest of $.75 under the monthly distribution plan and $5.25 under the semi-annual distribution plan, for a total of $986.96 and $991.46, respectively. If Units of the Virginia Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,066.97 plus accrued interest of $.83 under the monthly distribution plan and $5.78 under the semi-annual distribution plan, for a total of $1,067.80 and $1,072.75, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)

                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no

                                                      A-3
352541.1
assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsor upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will actually receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


                  MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The secondary market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 5.4% for the California Trust, 5.4% for the Florida Trust and 5.5% for the Virginia Trust of the Public Offering Price (5.752% for the California Trust, 5.678% for the Florida Trust and 5.820% for the Virginia Trust of the net amount invested) plus net accrued interest. If a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas, see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

                  For additional information regarding the Public Offering Price and Estimated Current Return and Estimated Long Term Return for Units of each State Trust, descriptions of interest and principal distributions, repurchase and redemption of Units and other essential information regarding the Trusts, please refer to the Summary of Essential Information for the particular State Trust on one of the immediately succeeding pages.

                                                      A-4
352541.1

                           MUNICIPAL SECURITIES TRUST
                              MULTI-STATE SERIES 46

                                CALIFORNIA TRUST

            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996



Date of Deposit:  April 6, 1995                                      Minimum Principal Distribution:
---------------                                                      ------------------------------
Principal Amount of Bonds ...                $2,000,000                 $1.00 per Unit.
-------------------------
Number of Units .............                1,993                   Weighted Average Life to
---------------                                                      ------------------------
Fractional Undivided Inter-                                             Maturity:  21.0 Years.
--------------------------                                              --------
  est in Trust per Unit .....                1/1993                  Minimum Value of Trust:
  ---------------------                                              ----------------------
Principal Amount of                                                     Trust may be terminated if
-------------------
  Bonds per Unit ............                $1,003.51                  value of Trust is less than
  --------------
Secondary Market Public                                                 $800,000 in principal amount
  Offering Price**                                                      of Bonds.
  Aggregate Bid Price                                                Mandatory Termination Date:
    of Bonds in Trust .......                $1,978,933+++              The earlier of December 31,
  Divided by 1,993 units ....                $992.94                    2044 or the disposition of
  Plus Sales Charge of 5.4%                                             the last Bond in the Trust.
    of Public Offering Price                 $57.11                  Trustee***:  The Chase
  Public Offering Price                                                 Manhattan Bank.
    per Unit ................                $1,050.05+              Trustee's Annual Fee:  Monthly
                                                                     --------------------
Redemption and Sponsor's                                                plan $1.46 per $1,000; and
------------------------
  Repurchase Price                                                      semi-annual plan $1.01 per
  ----------------
  per Unit ..................                $992.94+                   $1,000.
  --------
                                                    +++              Evaluator:  Kenny S&P
                                                    ++++                Evaluation Services.
Excess of Secondary Market                                           Evaluator's Fee for Each
--------------------------                                           ------------------------
  Public Offering Price                                                 Evaluation:  Minimum of $2.83
  ---------------------                                                 ----------
  over Redemption and                                                   plus $.25 per each issue of
  -------------------
  Sponsor's Repurchase                                                  Bonds in excess of 50 issues
  --------------------
  Price per Unit ............                $57.11++++                 (treating separate maturities
  --------------
Difference between Public                                               as separate issues).
  Offering Price per Unit                                            Sponsor:  Reich & Tang
  -----------------------                                            -------
  and Principal Amount per                                              Distributors L.P.
  ------------------------
  Unit Premium/(Discount) ...                $50.02                  Sponsor's Annual Fee:  Maximum
  -----------------------                                            --------------------
Evaluation Time:  4:00 p.m.                                             of $.25 per $1,000 principal
  Florida Time.                                                         amount of Bonds (see "Trust
                                                                        Expenses and Charges" in Part
                                                                        B of this Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                                             Monthly          Semi-Annual
                                                             Option             Option


Gross annual interest income# .........                        $58.38               $58.38
Less estimated annual fees and
  expenses ............................                          2.58                 2.13
Estimated net annual interest                                  ______               ______
  income (cash)# ......................                        $55.80               $56.25
Estimated interest distribution# ......                          4.65                28.12
Estimated daily interest accrual# .....                         .1550                .1562
Estimated current return#++ ...........                         5.31%                5.36%
Estimated long term return++ ..........                         5.07%                5.12%

Record dates ..........................                      1st of           Dec. 1 and
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and
                                                             each month       June 15

                                                      A-5
352541.1

                           MUNICIPAL SECURITIES TRUST
                              MULTI-STATE SERIES 46

                                  FLORIDA TRUST

            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996



Date of Deposit:  April 6, 1995                                      Minimum Principal Distribution:
---------------                                                      ------------------------------
Principal Amount of Bonds ...                $1,885,000                 $1.00 per Unit.
-------------------------
Number of Units .............                2,000                   Weighted Average Life to
---------------                                                      ------------------------
Fractional Undivided Inter-                                             Maturity:  25.4 Years.
--------------------------                                              --------
  est in Trust per Unit .....                1/2000                  Minimum Value of Trust:
  ---------------------                                              ----------------------
Principal Amount of                                                     Trust may be terminated if
-------------------
  Bonds per Unit ............                $942.50                    value of Trust is less than
  --------------
Secondary Market Public                                                 $800,000 in principal amount
  Offering Price**                                                      of Bonds.
  Aggregate Bid Price                                                Mandatory Termination Date:
    of Bonds in Trust........                $1,866,472+++              The earlier of December 31,
  Divided by 2,000 units ....                $933.24                    2044 or the disposition of
  Plus Sales Charge of 5.4%                                             the last Bond in the Trust.
    of Public Offering Price                 $52.97                  Trustee***:  The Chase
  Public Offering Price                                                 Manhattan Bank.
    per Unit ................                $986.21+                Trustee's Annual Fee:  Monthly
                                                                     --------------------
Redemption and Sponsor's                                                plan $1.47 per $1,000; and
------------------------
  Repurchase Price                                                      semi-annual plan $1.02 per
  ----------------
  per Unit ..................                $933.24+                   $1,000.
  --------
                                                    +++              Evaluator:  Kenny S&P
                                                    ++++                Evaluation Services.
Excess of Secondary Market                                           Evaluator's Fee for Each
--------------------------                                           ------------------------
  Public Offering Price                                                 Evaluation:  Minimum of $2.83
  ---------------------                                                 ----------
  over Redemption and                                                   plus $.25 per each issue of
  -------------------
  Sponsor's Repurchase                                                  Bonds in excess of 50 issues
  --------------------
  Price per Unit ............                $52.97++++                 (treating separate maturities
  --------------
Difference between Public                                               as separate issues).
  Offering Price per Unit                                            Sponsor:  Reich & Tang
  -----------------------                                            -------
  and Principal Amount per                                              Distributors L.P.
  ------------------------
  Unit Premium/(Discount) ...                $43.71                  Sponsor's Annual Fee:  Maximum
  -----------------------                                            --------------------
Evaluation Time:  4:00 p.m.                                             of $.25 per $1,000 principal
  Florida Time.                                                         amount of Bonds (see "Trust
                                                                        Expenses and Charges" in Part
                                                                        B of this Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED


                                                             Monthly          Semi-Annual
                                                             Option             Option


Gross annual interest income# .........                        $56.00               $56.00
Less estimated annual fees and
  expenses ............................                          2.52                 2.07
Estimated net annual interest                                  ______               ______
  income (cash)# ......................                        $53.48               $53.93
Estimated interest distribution# ......                          4.56                26.96
Estimated daily interest accrual# .....                         .1485                .1498
Estimated current return#++ ...........                         5.42%                5.47%
Estimated long term return++ ..........                         5.24%                5.29%


Record dates ..........................                      1st of           Dec. 1 and
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and
                                                             each month       June 15


                                                      A-6
352541.1

                                            MUNICIPAL SECURITIES TRUST
                                               MULTI-STATE SERIES 46

                                                  VIRGINIA TRUST


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996




Date of Deposit:  April 6, 1995                                      Minimum Principal Distribution:
---------------                                                      ------------------------------
Principal Amount of Bonds ...                $1,635,000                 $1.00 per Unit.
-------------------------
Number of Units .............                1,635                   Weighted Average Life
---------------                                                      ---------------------
Fractional Undivided Inter-                                             to Maturity:  23.79 Years.
--------------------------                                              -----------
  est in Trust per Unit .....                1/1635                  Minimum Value of Trust:
  ---------------------                                              ----------------------
Principal Amount of                                                     Trust may be terminated if
-------------------
  Bonds per Unit ............                $1,000.00                  value of Trust is less than
  --------------
Secondary Market Public                                                 $800,000 in principal amount
  Offering Price**                                                      of Bonds.
  Aggregate Bid Price                                                Mandatory Termination Date:
    of Bonds in Trust .......                $1,648,556+++              The earlier of December 31,
  Divided by 1,635 units ....                $1,008.29                  2044 or the disposition of
  Plus Sales Charge of 5.5%                                             the last Bond in the Trust.
    of Public Offering Price                 $58.68                  Trustee***:  The Chase
  Public Offering Price                                                 Manhattan Bank.
    per Unit ................                $1,066.97+              Trustee's Annual Fee:  Monthly
                                                                     --------------------
Redemption and Sponsor's                                                plan $1.45 per $1,000; and
------------------------
  Repurchase Price                                                      semi-annual plan $1.00 per
  ----------------
  per Unit ..................                $1,008.29+                 $1,000.
  --------
                                                      +++            Evaluator:  Kenny S&P
                                                      ++++              Evaluation Services.
Excess of Secondary Market                                           Evaluator's Fee for Each
--------------------------                                           ------------------------
  Public Offering Price                                                 Evaluation:  Minimum of $2.83
  ---------------------                                                 ----------
  over Redemption and                                                   plus $.25 per each issue of
  -------------------
  Sponsor's Repurchase                                                  Bonds in excess of 50 issues
  --------------------
  Price per Unit ............                $58.68++++                 (treating separate maturities
  --------------
Difference between Public                                               as separate issues).
  Offering Price per Unit                                            Sponsor:  Reich & Tang
  -----------------------                                            -------
  and Principal Amount per                                              Distributors L.P.
  ------------------------
  Unit Premium/(Discount) ...                $72.25                  Sponsor's Annual Fee:  Maximum
  -----------------------                                            --------------------
Evaluation Time:  4:00 p.m.                                             of $.25 per $1,000 principal
  Florida Time.                                                         amount of Bonds (see "Trust
                                                                        Expenses and Charges" in Part
                                                                        B of this Prospectus).



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED



                                                             Monthly          Semi-Annual
                                                             Option             Option


Gross annual interest income# .........                        $61.54               $61.54
Less estimated annual fees and
  expenses ............................                          2.74                 2.27
Estimated net annual interest                                  ______               ______
  income (cash)# ......................                        $58.80               $59.27
Estimated interest distribution# ......                          4.90                29.63
Estimated daily interest accrual# .....                         .1633                .1646
Estimated current return#++ ...........                         5.51%                5.55%
Estimated long term return++ ..........                         5.16%                5.21%


Record dates ..........................                      1st of           Dec. 1 and
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and
                                                             each month       June 15


                                                      A-7
352541.1

                  Footnotes to Summary of Essential Information

    * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

   ** For information regarding offering price per unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


  *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

    + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $.91 monthly and $5.59 semi-annually for the California Trust, $.75 monthly and $5.25 semi-annually for the Florida Trust, and $.83 monthly and $5.78 semi-annually for the Virginia Trust.



   ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

  +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

    # Does not include accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:




                                                                                                    Distribu-
                                                                                                    tions of
                                                           Distributions of Interest                Principal
                                                          During the Period (per Unit)               During
                                         Net Asset*                            Semi-                  the
                         Units Out-        Value                 Monthly       Annual                Period
Period Ended              standing        Per Unit               Option        Option               (Per Unit)

California Trust


December 31, 1995               2,000       $1,007.24               $35.04        $35.39                     -0-
December 31, 1996               1,993          998.30                55.46         55.98                     -0-

Florida Trust

December 31, 1995               2,000       $1,008.41               $41.02        $36.48                     -0-
December 31, 1996               2,000          938.32                54.94         55.40                  $57.50

Virginia Trust

December 31, 1995               1,635       $1,023.25               $36.88        $37.23                     -0-
December 31, 1996               1,635        1,013.61                58.73         59.30                     -0-
--------
*        Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of
         Net Assets.



                                                      A-8
352541.1

                                         INFORMATION REGARDING THE TRUSTS
                                              AS OF DECEMBER 31, 1996


DESCRIPTION OF PORTFOLIOS

California Trust


                  Each Unit in the California Trust consists of a 1/1993rd undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $992.94 of principal amount of the Bonds currently held in the Trust. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the Bonds were acquired. The portfolio of the California Trust consists of 8 issues of 7 issuers located in California and 1 in Puerto Rico. None of the Bonds are obligations of state and local housing authorities; approximately 15% are hospital revenue bonds; and approximately 15% were issued in connection with the financing of nuclear generating facilities. One issue comprising approximately 5.8% of the aggregate principal amount of the Bonds is a mortgage subsidy bond. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $300,000 of the aggregate principal amount of the Bonds is a general obligation bond. All 7 of the remaining issues representing $1,700,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Hospital 1, Lease Revenue 1, Nuclear 1, Sales Tax 1, Single Family Mortgage Revenue 1, Solid Waste 1 and Transit 1. For an explanation of the significance of these factors see "The State Trusts-Portfolios" in Part B of this Prospectus.

                  As of December 31, 1996, $1,470,000 (approximately 73.5% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 26.5% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the California Trust are subject to the Federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

Florida Trust


                  Each Unit in the Florida Trust consists of a 1/2000th undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $933.24 of principal amount of the Bonds currently held in the Trust. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the Bonds were acquired. The portfolio of the Florida Trust consists of 10 issues of 9 issuers located in Florida and 1 in Puerto Rico. None of the Bonds are obligations of state and local housing authorities; approximately 24.4% are hospital revenue bonds; and none were issued in connection with the financing


                                                      A-9
352541.1
of nuclear generating facilities. Two issues comprising approximately 25.7%+ of the aggregate principal amount of the Bonds are mortgage subsidy bonds. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $200,000 of the principal amount of the Bonds is a general obligation bond. All 9 of the remaining issues representing $1,685,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Airport 1, Education 1, Hospital 2, Public Facility 1, Single Family Mortgage Revenue 2, Solid Waste 1 and University 1. For an explanation of the significance of these factors see "The State Trusts--Portfolios" in Part B of this Prospectus.

                  As of December 31, 1996, $790,000 (approximately 41.9% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $100,000 (approximately 5.3% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 36.4% were purchased at a premium and approximately 21.7% were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.

              Portfolio Nos. 2, 4 and 7 in the Florida Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


Virginia Trust


                  Each Unit in the Virginia Trust consists of a 1/1635th undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $1,008.29 of principal amount of the Bonds currently held in the Trust. The Sponsor has not participated as a sole underwriter or manager, comanager or member of an underwriting syndicate from which any of the Bonds were acquired. The portfolio of the Virginia Trust consists of 8 issues of 6 issuers located in Virginia and 2 in Puerto Rico. None of the Bonds are obligations of state and local housing authorities; approximately 18.3% are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. One of the issues comprising approximately 18.3% of the aggregate principal amount of the Bonds in the trust is a mortgage subsidy bond. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $125,000 of the principal amount of the Bonds is a general obligation bond. All 7 of the remaining issues representing $1,510,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not
--------
+ A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry constitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.


                                                      A-10
352541.1
supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Bridge and Tunnel 1, Correctional Facility 1, Electrical 1, Hospital 1, Single Family Mortgage Revenue 1 and Solid Waste 2. For an explanation of the significance of these factors see "The State Trusts--Portfolios" in Part B of this Prospectus.


                  As of December 31, 1996, $360,000 (approximately 22% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $60,000 (approximately 3.7% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 78% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.

             Portfolio Nos. 1, 4 and 6 in the Virginia Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


                                                      A-11
352541.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Municipal Securities Trust, Multi-State Series 46

In our opinion, the accompanying statement of net assets, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios of Municipal Securities Trust, Multi-State Series 46 (the "Trust") at December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.



PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997

Municipal Securities Trust, Multi-State Series 46,
California Trust
Portfolio
December 31, 1996
--------------------------------------------------------------------------------


                                                                                                    Redemption
             Aggregate                                                          Coupon Rate/      Feature (2)(4)
 Portfolio   Principal   Name of Issuer and                        Ratings      Date(s) of      S.F.-Sinking Fund     Market
    No.       Amount       Title of Bonds                            (1)       Maturity (2)      Ref.-Refunding      Value (3)

    1      $  115,000    Ca. Hsg. Fincg. Agency Home Mtg. Rev. Bonds   Aa*      6.500%          None               $     121,433
                         1995 Series C                                          8/1/2009        2/1/05 @ 102 Ref.

    2         300,000    Ins. Hlth. Fac. Ref. Rev. COP (Eskaton Prop.   A+      5.800           5/1/05 @ 100 S.F.        299,346
                         Inc.) Series 1993 Ca. Statewide C.D.A.                 5/1/2013        5/1/03 @ 102 Ref.

    3         270,000    Costa Mesa Pub. Fincg. Auth. Orange Cnty, Ca.  A+      5.250           10/1/05 @ 100 S.F.       251,440
                         Rfndg. Rev. Bonds, 1993 Series A (Pub. Facs. Prjt.)    10/1/2018       10/1/03 @ 102 Ref.

    4         300,000    Redding JT. Pwrs. Fincg. Auth. Solid Waste and  A*     5.500           1/1/06 @ 100 S.F.        288,582
                         Corp. Yard Rev. Bonds, 1993 Series A                   1/1/2013        1/1/04 @ 102 Ref.

    5         300,000    San Diego Ca. Muni. Trans. Dstrct. Bd. Auth.    Aa*    5.375           6/1/05 @ 100 S.F.        283,242
                         1993 Lease Rev. Bonds (Old Town Light Rail Trans.      6/1/2023        6/1/03 @ 101 Ref.
                         Ext.)

    6         115,000    Santa Clara Ca. Trans. Dstrct. Sales Tax         AA    6.250           6/1/14 @ 100 S.F.        117,590
                         Rev. Bonds 1991 Series A                               6/1/2021        12/1/00 @ 100 Ref.

    7         300,000    So. Ca. Pub. Pwr. Auth. Multiple Prjt. Rev. Bonds,A    6.000           7/1/14 @ 100 S.F.        302,631
                         1989 Series                                            7/1/2018        7/1/00 @ 100 Ref.

    8         300,000    Cmmnwlth. of P.R. Pub. Imprvmnt. Ref. Bonds ofA        6.500           7/1/06 @ 100             321,612
                         1994 (Gen. Obg. Bonds)                                 7/1/2023        7/1/04 @ 101.5
            ---------
                                                                                                                      -------------


           $2,000,000    Total Investments (Cost $1,883,374)                                                       $   1,985,876
          ===========                                                                                                 =============



   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 46,
Florida Trust
Portfolio
December 31, 1996
--------------------------------------------------------------------------------


                                                                                                    Redemption
             Aggregate                                                          Coupon Rate/      Feature (2)(4)
 Portfolio   Principal    Name of Issuer and                        Ratings      Date(s) of      S.F.-Sinking Fund     Market
    No.       Amount        Title of Bonds                            (1)       Maturity (2)      Ref.-Refunding      Value (3)

    1      $  150,000     State of Fla. Full Faith and Credit State Bd. AA       6.100%          6/1/06 @ 100 S.F.  $     154,869
                          of Ed. Pub. Ed. Cap. Outlay Bonds, 1993                6/1/2024        6/1/05 @ 101 Ref.
                          Series F

    2         185,000     Brevard Cnty. Fla. Hsg. Fin. Auth. S.F.M.R.   Aaa*     6.800           3/1/07 @ 100 S.F.        191,425
                          (AMT)                                                  3/1/2028        3/1/05 @ 102 Ref.

    3         240,000     Brevard Cnty. Fla. Solid Waste Sys. Rev.      A        5.700           No Sinking Fund          242,649
                          Bonds Series 1993                                      4/1/2009        4/1/03 @ 102 Ref.

    4         150,000     Dade Cnty. Fla. Aviation Rev. Bonds Series    AAA      6.000           10/1/07 @ 100 S.F.       153,564
                          1995 B (AMT) (MBIA)                                    10/1/2024       10/1/05 @ 102 Ref.

    5         100,000     Dade Cnty. Fla. Ed. Facs. Auth. Rev. Rfndg.   AA-      6.125           1/1/06 @ 100 S.F.        102,465
                          Bonds Series 1994 (St. Thomas Univ. Issue)             1/1/2019        1/1/04 @ 102 Ref.

    6         300,000     Hsg. Fincg. Auth. of Dade Cnty. (Fla.)        AAA      6.700           4/1/07 @ 100 S.F.        310,986
                          S.F.M.R. Bond Series 1995                              4/1/2028        4/1/05 @ 102 Ref.

    7         260,000     Palm Beach Cnty. Hlth. Facs. Auth. Hosp. Rev. A+       6.300           10/1/05 @ 100 S.F.       267,894
                          Bonds (Good Sam. Hlth. Sys., Inc. Proj.)               10/1/2022       10/1/03 @ 102 Ref.
                          Series 1993 (AMT) (MBIA)

    8         200,000     St. Johns Cnty. Ind. Dev. Auth. Hosp. Rev.    A2*      6.000           8/1/04 @ 100 S.F.        200,554
                          Bonds (Flagler Hosp. Proj.) Series 1992                8/1/2022        8/1/02 @ 102 Ref.

    9         200,000     Cmmnwlth. of P.R. Pub. Imprvmnt. Ref. Bonds   A        6.500           7/1/06 @ 100 S.F.        214,408
                          of 1994 (Gen. Obg. Bonds)                              7/1/2023        7/1/04 @ 101.5 Ref.

   10         100,000     City of Sunrise Fla. Pub. Facs. Ref. Rev.     AAA      0.000           No Sinking Fund           27,658
                          Bonds Series 1992 B (MBIA)                             10/1/2019       None
           ----------
                                                                                                                    --------------


           $1,885,000     Total Investments (Cost $1,805,837)                                                       $   1,866,472
           ==========                                                                                               ==============



   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 46,
Virginia Trust
Portfolio
December 31, 1996
--------------------------------------------------------------------------------


                                                                                                    Redemption
             Aggregate                                                          Coupon Rate/      Feature (2)(4)
 Portfolio   Principal    Name of Issuer and                        Ratings      Date(s) of      S.F.-Sinking Fund     Market
    No.       Amount        Title of Bonds                            (1)       Maturity (2)      Ref.-Refunding      Value (3)

    1      $  300,000     Va. Hsg. Dev. Auth. Cmmnwlth. Mtg. Bonds    AA+        6.450%          1/1/04 @ 100 S.F.  $     304,038
                          1992 Series B-AMT, Subseries B-4                       7/1/2021        1/1/02 @ 102 Ref.

    2         100,000     Chesapeake Bay Va. Bridge & Tunnel Commsn.  AAA        5.750           7/1/23 @ 100 S.F.        100,314
                          Dist. Rev. Rfndg. Bonds 1991 (MBIA)                    7/1/2025        7/1/01 @ 100 Ref.

    3         250,000     Indus. Dev. Auth. of Danville, VA Solid      A-        6.500           No Sinking Fund          262,100
                          Waste disposal Rev. Bonds 1995 Series A                3/1/2019        3/1/05 @ 102 Ref.
                          (Int'l. Paper Co. Prjts.)

    4         300,000     Indus. Dev. Auth. of the City of Hampton, VA A         6.500           11/1/06 @ 100 S.F.       313,254
                          Hosp. Rev. and Ref. Bonds (Sentara Hampton             11/1/2012       11/1/04 @ 102 Ref.
                          Gen. Hosp.) Series 1994A

    5         300,000     Indus. Dev. Auth. of the Cnty of Isle of      A1*     6.550           No Sinking Fund          317,661
                          Wright VA Solid Waste Disp. Facs. Rev. Bonds          4/1/2024        4/1/04 @ 102 Ref.
                          (Union Camp Corp. Prjt.) Series 1994

    6         200,000     Riverside Regl. Jail Auth. Jail Fac. Rev.     AAA     6.000           7/1/07 @ 100 S.F.        207,412
                          Bonds Series 1995                                      7/1/2025        7/1/05 @ 102 Ref.

    7         125,000     Cmmnwlth. of P.R. Pub. Imprvmnt. Ref. Bonds ofA        6.500           7/1/06 @ 100 S.F.        134,005
                          1994 (Gen Obg. Bonds)                                  7/1/2023        7/1/04 @ 101.5 Ref.

    8          60,000     P.R. Elec. Pwr. Auth. Pwr. Rev.               BBB+     0.000           No Sinking Fund          18,399
                          Bonds Series O 1989                                    7/1/2017        None
             ----------
                                                                                                                    --------------


           $1,635,000     Total Investments (Cost $1,607,270)                                                       $   1,657,183
           ==========                                                                                               =============


   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 46
Footnotes to Portfolio
--------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1996, the net unrealized appreciation of all the bonds was comprised of the following:


                                                                  California         Florida         Virginia
                                                                     Trust            Trust            Trust

           Gross unrealized appreciation                        $     102,502     $      60,635    $      49,913
           Gross unrealized depreciation                                 ---                ---              ---
                                                                --------------    -------------     ------------


           Net unrealized appreciation                          $     102,502     $      60,635    $      49,913
                                                                =============     =============    =============





4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).



    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 46


Statement of Net Assets
December 31, 1996
--------------------------------------------------------------------------------

                                                             California                Florida             Virginia
                                                                  Trust                  Trust                Trust

Investments in Securities
     at Market Value (Cost,
     $1,883,374, $1,805,837 and
     $1,607,270, Respectively)                             $  1,985,876           $  1,866,472         $  1,657,183
                                                           ------------           ------------         ------------

Other Assets
     Accrued Interest                                            38,502                 34,309               36,193
                                                           ------------           ------------         ------------
         Total Other Assets                                      38,502                 34,309               36,193
                                                           ------------           ------------         ------------
Liabilities
     Accrued Expenses                                               458                    458                  458
     Advance from Trustee                                        34,307                 23,678               35,667
                                                           ------------           ------------         ------------
         Total Liabilities                                       34,765                 24,136               36,125
                                                           ------------           ------------         ------------
Excess of Other Assets over
     Total Liabilities                                            3,737                 10,173                   68
                                                           ------------           ------------         ------------

Net  Assets (1,993, 2,000 and 1,635 Units of
     Fractional Undivided Interest Outstanding,
     $998.30, $938.32 and $1,013.61
     per Unit, Respectively)                               $  1,989,613           $  1,876,645         $  1,657,251
                                                           ============           =============        =============



    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 46,

California Trust
Statement of Operations
--------------------------------------------------------------------------------



                                                 For the Year Ended           For the Period from
                                                       December 31,           April 6, 1995 (Date
                                                               1996           of Deposit) to
                                                                              December 31,1995

Investment Income
     Interest                                           $   116,363               $     85,656
                                                        -----------               ------------

Expenses
     Trustee's Fees                                           3,566                      1,884
     Evaluator's Fees                                           719                        507
     Sponser's Advisory Fee                                     458                        368
                                                        -----------               ------------

         Total Expenses                                       4,743                      2,759
                                                        -----------               ------------
     Net Investment Income                                  111,620                     82,897
                                                        -----------               ------------
Realized and Unrealized Gain (Loss)

     Change in Unrealized Appreciation
         (Depreciation) on Investments                      (18,279)                   120,781
                                                        -----------               ------------
     Net Gain (Loss) on Investments                         (18,279)                   120,781
                                                        -----------               ------------
     Net Increase in Net Assets
         Resulting From Operations                     $     93,341                $   203,678
                                                        ===========                ===========


    The accompanying notes form an integral part of the financial statements.


Municipal Securities Trust, Multi-State Series 46,

Florida Trust
Statement of Operations
--------------------------------------------------------------------------------




                                                 For the Year Ended           For the Period from
                                                       December 31,           April 6, 1995 (Date
                                                               1996           of Deposit) to
                                                                              December 31,1995

Investment Income
     Interest                                           $   115,539               $     89,259
                                                        -----------               ------------

Expenses
     Trustee's Fees                                           3,414                      2,190
     Evaluator's Fees                                           719                        507
     Sponser's Advisory Fee                                     458                        368
                                                        -----------               ------------
         Total Expenses                                       4,591                      3,065
                                                        -----------               ------------
     Net Investment Income                                  110,948                     86,194
                                                        -----------               ------------
Realized and Unrealized Gain (Loss)
     Realized (Loss) on
         Investments                                         (2,819)                      ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments                      (23,319)                    83,954
                                                        -----------               ------------
     Net Gain (Loss) on Investments                         (26,138)                    83,954
                                                        -----------               ------------
     Net Increase in Net Assets
         Resulting From Operations                     $     84,810                $   170,148
                                                        ===========               =============



    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 46,

Virginia Trust
Statement of Operations
--------------------------------------------------------------------------------



                                                 For the Year Ended           For the Period from
                                                       December 31,           April 6, 1995 (Date
                                                               1996           of Deposit) to
                                                                              December 31,1995

Investment Income
     Interest                                           $   101,341               $     85,613
                                                        -----------               ------------

Expenses
     Trustee's Fees                                           3,259                      1,913
     Evaluator's Fees                                           784                        507
     Sponser's Advisory Fee                                     458                        368
                                                        -----------               ------------
         Total Expenses                                       4,501                      2,788
                                                        -----------               ------------
     Net Investment Income                                   96,840                     82,825
                                                        -----------               ------------
Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                                           ----                     14,205

     Change in Unrealized Appreciation
         (Depreciation) on Investments                      (16,288)                    66,201
                                                        -----------               ------------
     Net Gain (Loss) on Investments                         (16,288)                    80,406
                                                        -----------               ------------
     Net Increase in Net Assets
         Resulting From Operations                     $     80,552                $   163,231
                                                        ===========               =============


    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 46,

California Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------



                                                 For the Year Ended           For the Period from
                                                       December 31,           April 6, 1995 (Date
                                                               1996           of Deposit) to
                                                                              December 31,1995

Operations
Net Investment Income                                     $    111,620          $       82,897
Change in Unrealized Appreciation
     (Depreciation) on Investments                             (18,279)                120,781
                                                          ------------          --------------

          Net Increase in Net Assets
                Resulting From Operations                       93,341                 203,678
                                                          ------------          --------------

Distributions to Certificateholders
     Investment Income                                         111,235                  70,311
     To Sponsor of Accrued Interest
          to Date of Settlement                                   ----                   2,262

Redemptions
     Interest                                                       29                    ----
     Principal                                                   6,943                    ----
                                                          ------------          --------------

         Total Distributions
             and Redemptions                                   118,207                  72,573
                                                          ------------          --------------

         Total Increase (Decrease)                             (24,866)                131,105

Net Assets
     Beginning of Year                                       2,014,479               1,883,374
                                                          ------------          --------------

     End of Year (Including
         Undistributed Net Investment
         Income of $10,680 and
         $10,324, Respectively)                           $  1,989,613            $  2,014,479
                                                          =============         ==============


    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 46,

Florida Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------



                                                 For the Year Ended           For the Period from
                                                       December 31,           April 6, 1995 (Date
                                                               1996           of Deposit) to
                                                                              December 31,1995

Operations
Net Investment Income                                     $    110,948          $       86,194
Realized (Loss)
     on Investments                                             (2,819)                   ----
Change in Unrealized Appreciation
     (Depreciation) on Investments                             (23,319)                 83,954
                                                          ------------          --------------

          Net Increase in Net Assets
                Resulting From Operations                       84,810                 170,148
                                                          ------------          --------------

Distributions to Certificateholders
     Investment Income                                         109,982                  72,563
     Principal                                                 115,000                    ----
     To Sponsor of Accrued Interest
          to Date of Settlement                                   ----                   2,330
                                                          ------------          --------------

         Total Distributions
             and Redemptions                                   224,982                  74,893
                                                          ------------          --------------

         Total Increase (Decrease)                            (140,172)                 95,255

Net Assets
     Beginning of Year                                       2,016,817               1,921,562
                                                          ------------          --------------

     End of Year (Including
         Undistributed Net Investment
         Income of $12,267 and
         $11,301, Respectively)                           $  1,876,645            $  2,016,817
                                                          =============         ==============

    The accompanying notes form an integral part of the financial statements.


Municipal Securities Trust, Multi-State Series 46,

Virginia Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------



                                                 For the Year Ended           For the Period from
                                                       December 31,           April 6, 1995 (Date
                                                               1996           of Deposit) to
                                                                              December 31,1995

Operations
Net Investment Income                                    $      96,840          $       82,825
Realized Gain
     on Investments                                               ----                  14,205
Change in Unrealized Appreciation
     (Depreciation) on Investments                             (16,288)                 66,201
                                                         -------------          --------------
          Net Increase in Net Assets
                Resulting From Operations                       80,552                 163,231
                                                         -------------          --------------
Distributions to Certificateholders
     Investment Income                                          96,322                  68,279
     To Sponsor of Accrued Interest
          to Date of Settlement                                   ----                   2,371

Redemptions
     Interest                                                     ----                   2,211
     Principal                                                    ----                 363,033
                                                         -------------          --------------
         Total Distributions
             and Redemptions                                    96,322                 435,894
                                                         -------------          --------------
         Total (Decrease)                                      (15,770)               (272,663)

Net Assets
     Beginning of Year                                       1,673,021               1,945,684
                                                         -------------          --------------
     End of Year (Including
         Undistributed Net Investment
         Income of $10,124 and
          $9,606, Respectively)                           $  1,657,251            $  1,673,021
                                                          ============            ============



    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 46


Notes to Financial Statements
--------------------------------------------------------------------------------

1.       Organization

         Municipal Securities Trust, Multi-State Series 46 (the "Trust") was organized on April 6, 1995 by Bear, Stearns & Co. Inc. under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Municipal Securities Trust, Multi-State Series 46

Notes to Financial Statements
--------------------------------------------------------------------------------



3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the year ended December 31, 1996, 7 units were redeemed in the California Trust. For the period ended December 1995, 365 units were redeemed in the Virginia Trust. No units were redeemed, except for the redemptions stated above, for the year ended December 31, 1996 and the period ended December 31, 1995.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $1.00 to $1.45 per $1,000 of outstanding investment principal. In addition, a minimum fee of $2.83 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $2,648, $2,746 and $2,239 and other expenses of $918, $668 and $1,020 for the California, Florida and Virginia Trusts, respectively. The other expenses include professional, printing and miscellaneous fees.

Municipal Securities Trust, Multi-State Series 46

Notes to Financial Statements
--------------------------------------------------------------------------------


5.       Net Assets

         At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:



                                                                  California              Florida            Virginia
                                                                       Trust                Trust               Trust

         Original cost to Certificateholders                    $  1,980,414         $  2,020,570        $  2,045,934
         Less Initial Gross Underwriting
           Commission                                                 97,040               99,008             100,250
                                                                ------------         ------------        ------------
                                                                   1,883,374            1,921,562           1,945,684
         Accumulated Cost of Securities Sold,
           Matured or Called                                            ----             (117,819)           (339,843)
         Net Unrealized Appreciation                                 102,502               60,635              49,913
         Undistributed Net Investment Income                          10,680               12,267              10,124
         Undistributed Proceeds From
           Investments                                                (6,943)                ----              (8,627)
                                                                ------------         ------------        ------------
                                      Total                     $  1,989,613         $  1,876,645        $  1,657,251
                                                                ============         ============        ============



         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 2,000, 2,000 and 2,000 units of fractional undivided interest of the California Trust, Florida Trust and Virginia Trust, respectively, as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $2,094 and $1,429 for the Florida Trust and Virginia Trust, respectively.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Municipal Securities Trust, Multi-State Series 46

Notes to Financial Statements
--------------------------------------------------------------------------------


7.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:



                                                                       California              Florida             Virginia
                                                                            Trust                Trust                Trust

         Net Asset Value, Beginning of Year**                         $  1,007.24          $  1,008.41          $  1,023.25
                                                                      -----------          -----------          -----------

             Interest Income                                                58.27                57.77                61.98
             Expenses                                                       (2.38)               (2.30)               (2.75)
                                                                      -----------          -----------          -----------
             Net Investment Income                                          55.89                55.47                59.23
                                                                      -----------          -----------          -----------
             Net Gain or Loss on Investments(1)                             (9.12)              (13.07)               (9.96)
                                                                      -----------          -----------          -----------
         Total from Investment Operations                                   46.77                42.40                49.27
                                                                      -----------          -----------          -----------
         Less Distributions
             to Certificateholders
                Income                                                      55.70                54.99                58.91
                Principal                                                    ----                57.50                 ----
             for Redemptions
                Interest                                                      .01                 ----                 ----
                                                                      -----------          -----------          -----------
         Total Distributions                                                55.71               112.49                58.91
                                                                      -----------          -----------          -----------
         Net Asset Value, End of Year**                              $     998.30         $     938.32          $  1,013.61
                                                                     ============         ============          ===========




         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996 and 1995 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.

     * Unless otherwise stated, based upon average units outstanding during the year of 1,997 ([1,993+2,000]/2), for the California Trust.

         Unless otherwise stated, based upon average units outstanding during the year of 2,000 ([2,000+2,000]/2), for the Florida Trust.

         Unless otherwise stated, based upon average units outstanding during the year of 1,635 ([1,635 + 1,635]/2), for the Virginia Trust.

     **  Based upon actual units outstanding.

                   Note: Part B of This Prospectus May Not Be
                    Distributed Unless Accompanied by Part A.

                        Please Read and Retain Both Parts
                     of the Prospectus for Future Reference.


                           MUNICIPAL SECURITIES TRUST
                               MULTI-STATE SERIES
                             (Multiplier Portfolio)

                                Prospectus Part B


                              Dated: April 30, 1997



                                    THE TRUST


                  ORGANIZATION. "Municipal Securities Trust," Multi-State Series (the "Trust") consists of several separate "unit investment trusts," which may include California Trust, Florida Trust, and/or Virginia Trust (collectively, the "State Trusts") designated as set forth in Part A. The State Trusts were created under the laws of the State of New York pursuant to the Trust Indenture and Agreement* (collectively, the "Trust Agreement"), dated the Date of Deposit, among Reich & Tang Distributors L.P., as Sponsor, or depending on the particular Trust, among Reich & Tang Distributors L.P. and Gruntal & Co., L.L.C., as Co-Sponsors (the Sponsors or Co-Sponsors, if applicable, are referred to herein as the "Sponsor"), Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, as Evaluator, and, depending on the particular State Trust, either The Bank of New York or The Chase Manhattan Bank, as Trustee. The name of the Trustee for a particular State Trust is contained in the "Summary of Essential Information" in Part A. For a description of the Trustee for a particular State Trust, see "Trust Administration--The Trustee." Each State Trust will be administered as a distinct entity with separate certificates, expenses, books and records.


                  On the Date of Deposit the Sponsor deposited with the Trustee long-term bonds, including delivery statements relating to contracts for the purchase of certain such bonds (the "Bonds"), and cash or irrevocable letters of credit issued by a major commercial bank in the amount required for such purchases. Thereafter, the Trustee, in exchange for the Bonds so deposited, delivered to the Sponsor the Certificates evidencing the ownership of all Units of the State Trusts. The Trust consists of the interest-bearing bonds described under "The Trust" in Part A of this Prospectus, the interest on which is, in the opinions of bond counsel to the respective issuers given at the time of original delivery of the Bonds, exempt from regular federal income tax under existing law.

                  Each "Unit" outstanding on the Evaluation Date represented an undivided interest or pro rata share in the principal and interest of each State Trust in the ratio of one Unit to the principal amount of Bonds in such State Trust on such date as specified in Part A of this Prospectus. To the extent that any Units of a State Trust are redeemed by the Trustee, the
--------
* References in this Prospectus to the Trust Agreement are qualified in their entirety by the respective Trust Indentures and Agreements which are incorporated herein by reference.


82600.6
fractional undivided interest or pro rata share in such State Trust represented by each unredeemed Unit of such State Trust will increase, although the actual interest in such State Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Certificateholders, which may include the Sponsor, or until the termination of the Trust Agreement.


                  OBJECTIVES. Each State Trust is one of a series of similar but separate unit investment trusts formed by the Sponsor which offers investors the opportunity to participate in a portfolio of long-term tax-exempt bonds, which may include deep "market" discount and original issue discount bonds, with a greater diversification than they might be able to acquire themselves. The objectives of each State Trust are to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers given at the time of original delivery of the Bonds, is, with certain exceptions, currently exempt from regular federal income tax and from present income taxes of the State for which such Trust is named for residents thereof. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes in other jurisdictions. Investors should be aware that there is no assurance the State Trusts' objectives will be achieved because these objectives are dependent on the continuing ability of the issuers of the Bonds to meet their interest and principal payment requirements, on the continuing satisfaction of the Bonds of the conditions required for the exemptions of interest thereon from regular federal income tax and on the market value of the Bonds, which can be affected by fluctuations in interest rates and other factors.


                  Since disposition of Units prior to final liquidation of a State Trust may result in an investor receiving less than the amount paid for such Units (see "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price"), the purchase of a Unit should be looked upon as a long-term investment. The State Trusts are not designed to be complete investment programs.


                  THE PORTFOLIOS--GENERAL. All of the Bonds in the State Trusts were rated "A" or better by Standard & Poor's Ratings Services, A Division of The McGraw-Hill Companies ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") at the time originally deposited in the State Trust. For a list of the ratings of each Bond on the Evaluation Date, see each "Portfolio" in Part A of this Prospectus.


                  For information regarding (i) the number of issues in each State Trust, (ii) the range of fixed maturity of the Bonds, (iii) the number of issues payable from the income of a specific project or authority and (iv) the number of issues constituting general obligations of a government entity, see "The Trust" and "Description of Portfolio" for each State Trust in Part A of this Prospectus.


                  When selecting Bonds for the State Trusts, the following factors, among others, were considered by the Sponsor on the Date of Deposit:
(a) the quality of the Bonds and whether such Bonds were rated "A" or better by Standard & Poor's or Moody's, (b) the yield and price of the Bonds relative to other tax-exempt securities of comparable quality and maturity, (c) income to the Certificateholders of the State Trusts, (d) the diversification of each State Trust's portfolio, as to purpose of issue and location of issuer, taking into account the availability in the market of issues which meet such State Trust's quality, rating, yield and price criteria and (e) the existence of "market" discount and original issue discount. Subsequent to the Evaluation Date, a Bond may cease to be rated or its rating may be reduced below that specified above. Neither event requires an elimination of such Bond from a State Trust but may be considered in the Sponsor's determination to direct the


                                       -2-
82600.6

Trustee to dispose of the Bond. See "Portfolio Supervision." For an interpretation of the bond ratings, see "Description of Bond Ratings."


                  Housing Bonds: Some of the aggregate principal amount of the Bonds may consist of obligations of state and local housing authorities whose revenues are primarily derived from mortgage loans to rental housing projects for low to moderate income families. Since such obligations are usually not general obligations of a particular state or municipality and are generally payable primarily or solely from rents and other fees, adverse economic developments including failure or inability to increase rentals, fluctuations of interest rates and increasing construction and operating costs may reduce revenues available to pay existing obligations. See "Description of Portfolio" in Part A for the amount of housing bonds contained therein.

                  Hospital Revenue Bonds: Some of the aggregate principal amount of the Bonds may consist of hospital revenue bonds. Ratings of hospital bonds are often initially based on feasibility studies which contain projections of occupancy levels, revenues and expenses. Actual experience may vary considerably from such projections. A hospital's gross receipts and net income will be affected by future events and conditions including, among other things, demand for hospital services and the ability of the hospital to provide them, physicians' confidence in hospital management capability, economic developments in the service area, competition, actions by insurers and governmental agencies and the increased cost and possible unavailability of malpractice insurance. Additionally, a major portion of hospital revenue typically is derived from third-party payors and government programs such as Medicare and Medicaid. Both private third-party payors and government programs have undertaken cost containment measures designed to limit payments. Furthermore, government programs are subject to statutory and regulatory changes, retroactive rate adjustments, administrative rulings and government funding restrictions, all of which may materially decrease the rate of program payments for health care facilities. There can be no assurance that payments under governmental programs will remain at levels comparable to present levels or will, in the future, be sufficient to cover the costs allocable to patients participating in such programs. In addition, there can be no assurance that a particular hospital or other health care facility will continue to meet the requirements for participation in such programs.

                  The health care delivery system is undergoing considerable alteration and consolidation. Consistent with that trend, the ownership or management of a hospital or health care facility may change, which could result in (i) an early redemption of bonds, (ii) alteration of the facilities financed by the Bonds or which secure the Bonds, (iii) a change in the tax exempt status of the Bonds or (iv) an inability to produce revenues sufficient to make timely payment of debt service on the Bonds. Future legislation or changes in the areas noted above, among other things, would affect all hospitals to varying degrees and, accordingly, any adverse change in these areas may affect the ability of such issuers to make payment of principal and interest on such bonds. See "Description of Portfolio" in Part A for the amount of hospital revenue bonds contained therein.

                  Nuclear Power Facility Bonds: Certain Bonds may have been issued in connection with the financing of nuclear generating facilities. In view of developments in connection with such facilities, legislative and administrative actions have been taken and proposed relating to the development and operation of nuclear generating facilities. The Sponsor is unable to predict whether any such actions or whether any such proposals or litigation, if enacted or instituted, will have an adverse impact on the revenues available to pay the debt service on the Bonds in the portfolio issued to finance such nuclear projects. See "Description of Portfolio" in Part A for the amount of bonds issued to finance nuclear generating facilities contained therein.


                                       -3-
82600.6

                  Mortgage Subsidy Bonds: Certain Bonds may be "mortgage subsidy bonds" which are obligations of which all or a significant portion of the proceeds are to be used directly or indirectly for mortgages on owner-occupied residences. Section 103A of the Internal Revenue Code of 1954, as amended, provided as a general rule that interest on "mortgage subsidy bonds" will not be exempt from Federal income tax. An exception is provided for certain "qualified mortgage bonds." Qualified mortgage bonds are bonds that are used to finance owner-occupied residences and that meet numerous statutory requirements. These requirements include certain residency, ownership, purchase price and target area requirements, ceiling residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions and (for bonds issued after December 31, 1984) certain information reporting, certification, public hearing and policy statement requirements. In the opinions of bond counsel to the issuing governmental authorities, interest on all the Bonds in a Trust that might be deemed "mortgage subsidy bonds" will be exempt from Federal income tax when issued. See "Description of Portfolio" in Part A for the amount of mortgage subsidy Bonds contained therein.

                  Mortgage Revenue Bonds: Certain Bonds may be "mortgage revenue bonds." Under the Internal Revenue Code of 1986, as amended (the "Code") (and under similar provisions of the prior tax law) "mortgage revenue bonds" are obligations the proceeds of which are used to finance owner-occupied residences under programs which meet numerous statutory requirements relating to residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions, and certain information reporting certification, and public hearing requirements. There can be no assurance that additional federal legislation will not be introduced or that existing legislation will not be further amended, revised, or enacted after delivery of these Bonds or that certain required future actions will be taken by the issuing governmental authorities, which action or failure to act could cause interest on the Bonds to be subject to federal income tax. If any portion of the Bonds proceeds are not committed for the purpose of the issue, Bonds in such amount could be subject to earlier mandatory redemption at par, including issues of Zero Coupon Bonds (see "Discount and Zero Coupon Bonds"). See "Description of Portfolio" in Part A for the amount of mortgage revenue bonds contained therein.

                  Private Activity Bonds: The portfolio of the Trust may contain other Bonds which are "private activity bonds" (often called Industrial Revenue Bonds ("IRBs") if issued prior to 1987) which would be primarily of two types:
(1) Bonds for a publicly owned facility which a private entity may have a right to use or manage to some degree, such as an airport, seaport facility or water system and (2) facilities deemed owned or beneficially owned by a private entity but which were financed with tax-exempt bonds of a public issuer, such as a manufacturing facility or a pollution control facility. In the case of the first type, bonds are generally payable from a designated source of revenues derived from the facility and may further receive the benefit of the legal or moral obligation of one or more political subdivisions or taxing jurisdictions. In most cases of project financing of the first type, receipts or revenues of the issuer are derived from the project or the operator or from the unexpended proceeds of the bonds. Such revenues include user fees, service charges, rental and lease payments, and mortgage and other loan payments.


                  The second type of issue will generally finance projects which are owned by or for the benefit of, and are operated by, corporate entities. Ordinarily, such private activity bonds are not general obligations of governmental entities and are not backed by the taxing power of such entities, and are solely dependent upon the creditworthiness of the corporate user of the project or corporate guarantor.


                                       -4-
82600.6

                  The private activity bonds in the Trust have generally been issued under bond resolutions, agreements or trust indentures pursuant to which the revenues and receipts payable under the issuer's arrangements with the users or the corporate operator of a particular project have been assigned and pledged to the holders of the private activity bonds. In certain cases a mortgage on the underlying project has been assigned to the holders of the private activity bonds or a trustee as additional security. In addition, private activity bonds are frequently directly guaranteed by the corporate operator of the project or by another affiliated company. See "Description of Portfolio" in Part A for the amount of private activity bonds contained therein.


                  Litigation: Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated in a number of states. Decisions in some states have been reached holding such school financing in violation of state constitutions. In addition, legislation to effect changes in public school financing has been introduced in a number of states. The Sponsor is unable to predict the outcome of the pending litigation and legislation in this area and what effect, if any, resulting change in the sources of funds, including proceeds from property taxes applied to the support of public schools, may have on the school bonds in the State Trusts.

                  Legal Proceedings Involving the Trusts: The Sponsor has not been notified or made aware of any litigation pending with respect to any Bonds which might reasonably be expected to have a material effect on the State Trusts other than that which is discussed under "The State Trusts" herein. Such litigation as, for example, suits challenging the issuance of pollution control revenue bonds under recently enacted environmental protection statutes may affect the validity of such Bonds or the tax-free nature of the interest thereon. At any time after the date of this Prospectus, litigation may be instituted on a variety of grounds with respect to the Bonds in the State Trusts. The Sponsor is unable to predict whether any such litigation may be instituted or, if instituted, whether it will have a material adverse effect on a State Trust.

                  Other Factors: The Bonds in the State Trusts, despite their optional redemption provisions which generally do not take effect until 10 years after the original issuance dates of such bonds (often referred to as "ten year call protection"), do contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period. In recent periods of declining interest rates there have been increased redemptions of bonds, particularly housing bonds, pursuant to such redemption provisions. In addition, the Bonds in the State Trusts are also subject to mandatory redemption in whole or in part at par at any time that voluntary or involuntary prepayments of principal on the underlying collateral are made to the trustee for such bonds or that the collateral is sold by the bond issuer. Prepayments of principal tend to be greater in periods of declining interest rates; it is possible that such prepayments could be sufficient to cause a bond to be redeemed substantially prior to its stated maturity date, earliest call date or sinking fund redemption date.


                  The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, or termination of a contract).

                  In 1976 the federal bankruptcy laws were amended so that an authorized municipal debtor could more easily seek federal court protection to assist in reorganizing its debts so long as certain requirements were met. Historically, very few financially troubled municipalities have sought court assistance for reorganizing their debts; notwithstanding, the Sponsors are unable to predict to what extent financially troubled municipalities may seek

                                       -5-
82600.6
court assistance in reorganizing their debts in the future and, therefore, what effect, if any, the applicable federal bankruptcy law provisions will have on the state Trusts.

                  The State Trusts may also include "moral obligation" bonds. Under statutes applicable to such bonds, if an issuer is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question. See "Portfolio" and "Information Regarding the State Trust" for each State Trust in Part A of this Prospectus for the amount of moral obligation bonds contained in each State Trust's portfolio.

                  Certain of the Bonds in the State Trusts are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. A sinking fund is a reserve fund appropriated specifically toward the retirement of a debt. A callable bond is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a bond is redeemed at or before maturity from the proceeds of a new issue of bonds. In general, call provisions are more likely to be exercised when the offering side evaluation of a bond is at a premium over par than when it is at a discount from par. A listing of the sinking fund and call provisions, if any, with respect to each of the Bonds in each State Trust is contained under the "Portfolio" for such State Trust in Part A of this Prospectus. Certificateholders will realize a gain or loss on the early redemption of such Bonds, depending upon whether the price of such Bonds is at a discount from or at a premium over par at the time the Certificateholders Purchase their Units.

                  Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Bonds. Because certain of the Bonds from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances, no assurance can be given that the State Trusts will retain their present size and composition for any length of time. The proceeds from the sale of a Bond in a State Trust or from the exercise of any redemption or call provision will be distributed to Certificateholders of such State Trust, except to the extent such proceeds are applied to meet redemptions of Units. See "Trustee Redemption."


                  Puerto Rico Bonds: Certain of the Bonds in the Trust may be general obligations and/or revenue bonds of issuers located in Puerto Rico which will be affected by general economic conditions in Puerto Rico. The economy of Puerto Rico is closely integrated with that of the mainland United States. During fiscal year 1995, approximately 89% of Puerto Rico's exports were to the United States mainland, which was also the source of 65% of Puerto Rico's imports. In fiscal 1995, Puerto Rico experienced a $4.6 billion positive adjusted trade balance. The economy of Puerto Rico is dominated by the manufacturing and service sectors. The manufacturing sector has experienced a basic change over the years as a result of increased emphasis on higher wage, high technology industries such as pharmaceuticals, electronics, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. The service sector, including finance, insurance and real estate, wholesale and retail trade, and hotel and related services, also plays a major role in the economy. It ranks second only to manufacturing in contribution to the gross domestic product and leads all sectors in providing employment. In recent years, the service sector has experienced significant growth in response to and paralleling the expansion of the manufacturing sector. Since fiscal 1985, personal income, both aggregate and per capita, has increased consistently in each fiscal year. In fiscal 1995, aggregate personal income was $27.0 billion ($22.5 billion in 1987 prices) and personal income per capita was $7,296 ($6,074 in 1987 prices). Personal income includes transfer payments to individuals in Puerto Rico under various social programs. Total federal payments to Puerto Rico,


                                       -6-
82600.6
which include many types in addition to federal transfer payments, are lower on a per capita basis in Puerto Rico than in any state. Transfer payments to individuals in fiscal 1995 were $5.9 billion, of which $4.0 billion, or 67.6%, represent entitlement to individuals who had previously performed services or made contributions under programs such as Social Security, Veterans Benefits and Medicare. The number of persons employed in Puerto Rico during fiscal 1996 averaged 1,092,300, an increase of 3.9% over fiscal 1995. The unemployment rate in Puerto Rico for fiscal 1996 remained the same. The Puerto Rico Planning Board's most recent gross product forecast for fiscal 1997, made in February 1996, showed an increase of 2.7%. The Planning Board's Economic Activity Index, a composite index for thirteen economic indicators, increased 1.6% for fiscal 1996 compared to fiscal 1995, and 2.0% for fiscal 1995, compared to fiscal 1994. During the first three months of fiscal 1997 the Index decreased 0.9% compared to the same period in fiscal 1996, which period showed an increase of 1.7% over the same period of fiscal 1995. Growth in the Puerto Rico economy in fiscal 1997 depends on several factors, including the state of the United States economy and the relative stability in the price of oil imports, the exchange value of the U.S. dollar, the level of federal transfers and the cost of borrowing.

                  DISCOUNT AND ZERO COUPON BONDS. The State Trust portfolios may contain original issue discount bonds. The original issue discount, which is the difference between the initial purchase price of the Bonds and the face value, is deemed to accrue on a daily basis and the accrued portion will be treated as tax-exempt interest income for regular federal income tax purposes. Upon sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain. See "Tax Status." The current value of an original issue discount bond reflects the present value of its face amount at maturity. The market value tends to increase more slowly in early years and in greater increments as the Bonds approach maturity. Of these original issue discount bonds, a portion of the aggregate principal amount of the Bonds in each State Trust may be Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at face value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Zero Coupon Bonds generally are subject to redemption at compound accredited value based on par value at maturity. Because the issuer is not obligated to make current interest payments, Zero Coupon Bonds may be less likely to be redeemed than coupon bonds issued at a similar interest rate. See "Description of Portfolios" in Part A for the aggregate principal amount of original issue discount bonds in each State Trust's portfolio.


                  The State Trust portfolios may also contain Bonds that were purchased at deep "market" discount from par value at maturity. This is because the coupon interest rates on the discount Bonds at the time they were purchased and deposited in the State Trusts were lower than the current market interest rates for newly issued bonds of comparable rating and type. At the time of issuance the discount Bonds were for the most part issued at then current coupon interest rates. The current returns (coupon interest income as a percentage of market price) of discount bonds will be lower than the current returns of comparably rated bonds of similar type newly issued at current interest rates because discount bonds tend to increase in market value as they approach maturity and the full principal amount becomes payable. A discount bond held to maturity will have a larger portion of its total return in the form of capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Discount bonds with a longer term to maturity tend to have a higher current yield and a lower current market value than otherwise comparable bonds with a shorter term to maturity. If interest rates rise, the value of the bonds will

                                       -7-
82600.6
decrease; and if interest rates decline, the value of the bonds will increase. The discount does not necessarily indicate a lack of market confidence in the issuer.



                                THE STATE TRUSTS



                  The Sponsor believes the information summarized below describes some of the more significant events relating to the State Trusts. Sources of such information are the official statements of the issuers located in the states of the State Trusts which have been issued in connection with debt offerings by such states, as well as other publicly available documents and information. While the Sponsor has not independently verified such information, it has no reason to believe it is not correct in all material respects.

California Trust


California Economy

                  California's economy is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in agriculture, manufacturing, high technology, trade, entertainment, tourism, construction and services.

                  After suffering through a severe recession, California's economy has been on a steady recovery since the start of 1994. More than 300,000 nonfarm jobs were added in the State in 1996, while personal income grew by more than $55 billion. California's economic expansion is being fueled by strong growth in high-technology industries, including computer software, electronics manufacturing and motion picture production, all of which have offset the recession-related losses which were heaviest in aerospace and defense-related industries (which accounted for two-thirds of the job losses), finance and insurance.

                  California's economy is approaching a major milestone in 1997 as gross state domestic product is expected to pass the $1 trillion mark. As a stand-alone economy, California's economy would rank seventh in the world, ahead of China's and behind the United Kingdom's.

                  California's July 1, 1996 population of 32.7 million represented over 12% of the United States' population and is concentrated in metropolitan areas. As of the April 1, 1990 census, 96 percent resided in the 23 Metropolitan Statistical Areas in the State. As of July 1, 1994, the 5-county Los Angeles area accounted for 48 percent of the State's population with 15.6 million residents, and the 10-county San Francisco Bay Area represented 21 percent, with a population of 6.6 million.

                  California has a large and diverse labor force. The following table presents civilian labor force data for the resident population, age 16 and over, for the years 1991 to 1996.



                                       -8-
82600.6

                                   LABOR FORCE
                                     1991-96

                                      Labor Force Trends (thousands)                       Unemployment Rate
                    -------------------------------------------------------      -----------------------------------




                            Labor                                                                      United
Year                        Force        Employment         Unemployment            California         States
1991................       15,118           13,978            1,141                   7.5              6.7

1992................       15,335           13,939            1,396                   9.1              7.4

1993................       15,205           13,995            1,410                   9.2              6.8

1994................       15,462           14,133            1,329                   8.6              6.1

1995................       15,416           14,206            1,201                   7.8              5.6

1996................       15,508           14,383            1,125                   7.3              5.4


----------------------

SOURCE:  State of California, Employment Development Department.



                  The following table shows California's nonagricultural employment distribution and growth for 1980 to 1990 and 1996.



                       Payroll Employment By Major Sector
                               1980, 1990 and 1995

                                            Employment                                                % Distribution
                                            (thousands)                                                of Employment
                          -----------------------------------------------         -------------------------------------------------


      Industry Sector           1980           1990           1996                1980             1990               1996
      ---------------           ----           ----           ----                ----             ----               ----
Mining....................        44             39             29                0.4               0.3               0.2


Construction..............       428            605            516                4.3               4.8               4.1

Manufacturing
    Nondurable goods......       639            721            713                6.5               5.7               5.6
    High Technology.......       615            686            482                6.2               5.4               3.8
    Other Durable Goods...       764            690            605                7.8               5.5               4.7

Transportation and
    Utilities.............       546            624            639                5.5               4.9               5.0

Wholesale and Retail
    Trade.................     2,267          3,002          3,000                23.0             23.7               23.5

Finance, Insurance
    and Real Estate.......       623            825            735                 6.3              6.5                5.8

Services..................     2,159          3,395          3,896                21.9             26.8               30.6

Government
    Federal...............       334            362            304                 3.4              2.9                2.4
    State and Local.......     1,430          1,713          1,808                14.5             13.5               14.2
                               -----          -----          -----                ----             ----               ----

         TOTAL............     9,849         12,662         12,746                 100             100                100
                               =====         ======         ======                 ===             ===                ===

----------------------------

SOURCE: State of California, Employment Development Department and State of California, Department of Finance.



                                       -9-
82600.6

         The State.


         Fiscal Years Prior to 1995-96.

         The State's budget problems in recent years have been caused by a combination of external economic conditions and a structural imbalance in that the largest General Fund Programs--K-14 education, health, welfare and corrections -- were increasing faster than the revenue base, driven by the State's rapid population growth. These pressures are expected to continue as population trends maintain strong demand for health and welfare services, as the school age population continues to grow, and as the State's corrections program responds to a "Three Strikes" law enacted in 1994, which requires mandatory life prison terms for certain third-time felony offenders.

         As a result of these factors and others, and especially because a severe recession between 1990-94 reduced revenues and increased expenditures for social welfare programs, from the late 1980's until 1992-93, the State had a period of budget imbalance. During this period, expenditures exceeded revenues in four out of six years, and the State accumulated and sustained a budget deficit in its budget reserve, the Special Fund for Economic Uncertainties ("SFEU") approaching $2.8 billion at its peak at June 30, 1993. Starting in the 1990-91 Fiscal Year and for each fiscal year thereafter, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance. The Legislature and Governor agreed on the following principal steps to produce Budget Acts in the years 1991-92 to 1994-95, although not all these actions were taken in each year:

    o    significant cuts in health and welfare program expenditures;

    o transfers of program responsibilities and funding from the State to local governments (referred to as "realignment"), coupled with some reduction in mandates on local government;

    o transfer of about $3.6 billion in local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing State funding for schools under Proposition 98;

    o reduction in growth of support for higher education programs, coupled with increases in student fees, through the 1994-95 Fiscal Year;

    o maintenance of the minimum Proposition 98 funding guarantee for K-14 schools, and the disbursement of additional funds to keep a constant level of about $4,200 per K-12 pupil through the 1993-94 Fiscal Year;

    o revenue increases (particularly in the 1991-92 Fiscal Year budget), most of which were for a short duration;

    o increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to illegal immigrants, although during this time frame, most of the additional aid requested by the Administration was not received; and

    o    various one-time adjustments and accounting changes.

         Despite these budget actions, as noted, the effects of the recession led to large, unanticipated deficits in the budget reserve, the SFEU, as compared to projected positive balances. By the 1993-94 Fiscal Year, the accumulated deficit was so large that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a

                                      -10-
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




second two-year plan was implemented in 1994-95, again using cross-fiscal year revenue anticipation warrants to partly finance the deficit into the 1995-96 fiscal year.

         Another consequence of the accumulated budget deficits, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller issued registered warrants to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders. Available funds were used to make constitutionally-mandated payments, such as debt service on bonds and warrants. Between July 1 and September 4, 1992, when the budget was adopted, the State Controller issued a total of approximately $3.8 billion of registered warrants.

         During the past several fiscal years, the State was forced to rely increasingly on external debt markets to meet its cash needs, as a succession of notes and revenue anticipation warrants were issued in the period from June 1992 to July 1994, often needed to pay previously maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of a fiscal year, as noted earlier. The last and largest of these borrowings was $4.0 billion of revenue anticipation warrants which were issued in July, 1994 and matured on April 25, 1996.


1995-96 Fiscal Year

         The 1995-96 Budget Act was signed by the Governor on August 3, 1995, 34 days after the start of the fiscal year. The Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5 percent increase from the prior year. Expenditures were budgeted at $43.4 billion, a 4 percent increase. The Budget Act also projected Special Fund revenues of $12.7 billion and appropriated Special Fund expenditures of $13.0 billion.

         Final data for the 1995-96 Fiscal Year showed revenues and transfers of $46.1 billion, some $2 billion over the original fiscal year estimate, which was attributed to the strong economic recovery. Expenditures also increased to an estimated $45.4 billion, as a result of the requirement to expend revenues for schools under Proposition 98, and, among other things, failure of the federal government to enact welfare reform during the fiscal year and to budget new aid for illegal immigrant costs, both of which had been counted on to allow reductions in State costs. The Special Fund for Economic Uncertainties had a small negative balance of about $87 million at June 30, 1996, all but eliminating the accumulated budget deficit from the early 1990's. Available internal borrowable resources (available cash, after payment of all obligations due) on June 30, 1996 was about $3.8 billion, representing a significant improvement in the State's cash position, and ending the need for deficit borrowing over the end of the fiscal year. The State's improved cash position allowed it to repay the $4.0 billion Revenue Anticipation Warrant issue on April 25, 1996, and to issue only $2.0 billion of revenue anticipation notes during the fiscal year, which matured on June 28, 1996.

         The 1995-96 Budget Act included substantial additional funding under Proposition 98 for schools and community colleges (about $1.0 billion General Fund and $1.2 billion total above 1994-95 levels). Because of higher than projected revenues in 1994-95, an additional $561 million ($92 per K-12 ADA)


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



was appropriated to the 1994-95 Proposition 98 entitlement. A large part of this was a block grant of about $50 per pupil for any one-time purpose. For the first time in several years, a full 2.7 percent cost of living allowance was funded. The budget was based on the settlement of the CTA v. Gould litigation. Cuts in health and welfare costs totaled about $220 million, almost $700 million less than had been anticipated, because of the failure by the federal government to approve certain of these actions in a timely manner. The federal government also failed to appropriate all but $31 million of an anticipated $500 million in new federal aid for incarceration and health care costs of illegal immigrants. Funding from the General Fund for the University of California was increased by $106 million and for the California State University system by $97 million, with no increases in student fees.


1996-97 Fiscal Year

         1996-97 BUDGET ACT. The 1996-97 Budget Act was signed by the Governor on July 15, 1996, along with various implementing bills. The Governor vetoed about $82 million of appropriations (both General Fund and Special Fund). With the signing of the Budget Act, the State implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on June 30, 1997. The Budget Act appropriated a modest budget reserve in the SFEU of $305 million, as of June 30, 1997. The Department of Finance projected that, on June 30, 1997, the State's available internal borrowable (cash) resources will be $2.9 billion, after payment of all obligations due by that date, so that no cross-fiscal year borrowing will be needed.

         Revenues -- The legislature rejected the Governor's proposed 15% cut in personal income taxes (to be phased over three years), but did approve a 5% cut in bank and corporation taxes, to be effective for income years starting on January 1, 1997. As a result, revenues for the Fiscal Year were estimated to total $47.643 billion, a 3.3 percent increase over the final estimated 1995-96 revenues. Special Fund revenues were estimated to be $13.3 billion.

         Expenditures -- The Budget Act contained General Fund appropriations totaling $47.251 billion, a 4.0 percent increase over the final estimated 1995-96 expenditures. Special Fund expenditures were budgeted at $12.6 billion.

         The following are principal features of the 1996-97 Budget Act:

         1. Proposition 98 funding for schools and community college districts increased by almost $1.6 billion (General Fund) and $1.65 billion total above revised 1995-96 levels. Almost half of this money was budgeted to fund class-size reductions in kindergarten and grades 1-3. Also, for the second year in a row, the full cost of living allowance (3.2 percent) was funded. The Proposition 98 increases have brought K-12 expenditures to almost $4,800 per pupil (also called per ADA, or Average Daily Attendance), an almost 15% increase over the level prevailing during the recession years. Community colleges will receive an increase in funding of $157 million for 1996-97 out of this $1.6 billion total.

         Because of the higher than projected revenues in 1995-96, an additional $1.1 billion ($190 per K-12 ADA and $145 million for community colleges) was appropriated and retroactively applied towards the 1995-96 Proposition 98 guarantee, bringing K-12 expenditures in that year to over $4,600 per ADA. These new funds were appropriated for a variety of purposes, including block grants, allocations for each school site, facilities for class size reduction, and a reading initiative. Similar retroactive increases totaling $230 million, based on final figures on revenues and State population growth, were

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



made to the 1991-92 and the 1994-95 Proposition 98 guarantees, most of which was allocated to each school site.

         2. The Budget Act assumed savings of approximately $660 million in health and welfare costs which required changes in federal law, including federal welfare reform. The Budget Act further assumed federal law changes in August 1996 which would allow welfare cash grant levels to be reduced by October 1, 1996. These cuts totaled approximately $163 million of the anticipated $660 million savings. See "Federal Welfare Reform" below.

         3. A 4.9 percent increase in funding for the University of California ($130 million General Fund) and the California State University system ($101 million General Fund), with no increases in student fees, maintaining the second year of the Governor's four-year "Compact" with the State's higher education units.

         4. The Budget Act assumed the federal government will provide approximately $700 million in new aid for incarceration and health care costs of illegal immigrants. These funds reduce appropriations in these categories that would otherwise have to be paid from the General Fund. (For purposes of cash flow projections, the Department of Finance expects $540 million of this amount to be received during the 1996-97 fiscal year.)

         5. General Fund support for the Department of Corrections was increased by about 7 percent over the prior year, reflecting estimates of increased prison population.

         6. With respect to aid to local governments, the principal new programs included in the Budget Act are $100 million in grants to cities and counties for law enforcement purposes, and budgeted $50 million for competitive grants to local governments for programs to combat juvenile crime.

         The Budget Act did not contain any tax increases. As noted, there was a reduction in corporate taxes. In addition, the Legislature approved another one-year suspension of the Renters Tax Credit, saving $520 million in expenditures.

         Federal Welfare Reform - Following enactment of the 1996-97 Budget Act, Congress passed and the President signed (on August 22, 1996) the Personal Responsibility and Work Opportunity Act of 1996 (the "Law") making a fundamental reform of the current welfare system. Among many provisions, the Law includes:
(i) conversion of Aid to Families with Dependent Children from an entitlement program to a block grant titled Temporary Assistance for Needy Families (TANF), with lifetime time limits on TANF recipients, work requirements and other changes; (ii) provisions denying certain federal welfare and public benefits to legal noncitizens, allowing states to elect to deny additional benefits (including TANF) to legal noncitizens, and generally denying almost all benefits to illegal immigrants; and (iii) changes in the Food Stamp program, including reducing maximum benefits and imposing work requirements.

         The Law requires states to implement the new TANF program not later than July 1, 1997 and provides California approximately $3.7 billion in block grant funds for FY 1996-97 for the provisions of the Law. States are allowed to implement TANF as soon as possible and will receive a prorated block grant effective the date of application. The California State Plan was approved November 27, 1996 to allow grant reductions to be implemented effective January 1, 1997 and to allow the State to capture approximately $267 million in additional federal block grant funds over the currently budgeted level. None of the other federal changes needed to achieve the balance of the $660 million cost savings were enacted. Thus, in lieu of the $660 million savings

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



initially assumed, it is now projected that savings will total approximately $320 million.

         A preliminary analysis of the Law by the Legislative Analyst's Office indicates that an overall assessment of how these changes will affect the State's General Fund will not be known for some time, and will depend on how the State implements the Law. There are many choices including how quickly the State implements the Law; the degree to which the State elects to make up for cuts in federal aid, provide more aid to counties, or cut some of its own existing programs for noncitizens; and the State's ability to avoid certain penalties written into the Law.

         Other Subsequent Developments - With the continued strong economic recovery in the State, the Department of Finance has estimated, in connection with the release of the Governor's 1997-98 Budget Proposal, that revenues for the 1996-97 Fiscal Year will exceed initial projections by about $760 million. This increase will be offset by higher expenditures for K-14 school aid (pursuant to Proposition 98) and for health and welfare costs, because federal law changes and other federal actions did not provide as much assistance to the State as was initially planned in the Budget Act. The Department's updated projections show a balance in the Special Fund for Economic Uncertainties of $197 million, slightly lower than projected in July, 1996. The Department also projects the State's cash position will be stronger than originally estimated, with unused internal borrowable resources at June 30, 1997 of about $4.3 billion.

1997-98 Fiscal Year Proposed Budget

         On January 9, 1997, the Governor released his proposed budget for the 1997-98 Fiscal Year (the "Governor's Budget"). The Governor's Budget projects General Fund revenues and transfers in 1997-98 of $50.7 billion, a 4.6% increase from revised 1996-97 figures. The Governor proposes expenditures of $50.3 billion, a 3.9% increase from 1996-97. The Governor's Budget projects a balance in the SFEU of $553 million on June 30, 1998. The Governor's Budget also anticipates about $3 billion of external borrowing for cash flow purposes during the year, with no requirement for cross-fiscal year borrowing.

         Among the major initiatives and features of the Governor's Budget are the following:

         1. A proposed 10% cut in the Bank and Corporation Tax rate, to be phased in over two years.

         2. Proposition 98 funding for K-14 schools will be increased again, as a result of stronger revenues. Per-pupil funding for K-12 schools will reach $5,010, compared to $4,220 as recently as the 1993-94 Fiscal Year. Part of the new funding is proposed to be dedicated to the completion of the current program to reduce class size to 20 pupils in lower elementary grades, and to expand the program by one grade, so that it will cover K-3rd grade.

         3. Funding for higher education will be increased consistent with a four-year "compact" established in 1995-96. There is not projected to be any increase in student fees at any of the three levels of the State higher education system.

         4. The 1997-98 proposed Governor's Budget assumes approximately $500 million in savings contingent upon federal action. The Budget assumes that federal law will be enacted to remove the maintenance-of-effort requirement for Supplemental Security Income (SSI) payments, thereby enabling the state to reduce grant levels pursuant to previously enacted state law ($279 million). The Budget also assumes the federal government will fund $216 million in costs of health care for illegal immigrants.

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







         Local Governments. The primary units of local government in California are the counties, ranging in population from 1,300 (Alpine) to over 9,000,000 (Los Angeles). Counties are responsible for the provision of many basic services, including indigent health care, welfare, courts, jails and public safety in unincorporated areas. There are also about 480 incorporated cities, and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes, and limited the ability of local governments to impose other taxes, and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval.


         Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services. The entire statewide welfare system will be changed in response to the change in federal welfare law enacted in 1996. It is not yet known how the final system will affect county finances. Under current law, counties are required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs, but this mandate may be eliminated as part of the overhaul.

         In the aftermath of Proposition 13, the State provided aid from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding local K-12 schools and community colleges. Under the pressure of the recent recession, the Legislation has eliminated the remnants of this post-Proposition 13 aid to entities other than K-14 education districts, although it has also provided additional funding sources (such as sales taxes) and reduced mandates for local services. Many counties continue to be under severe fiscal stress. While such stress has in recent years most often been experienced by smaller, rural counties, larger urban counties, such as Los Angeles, have also been affected. Orange County implemented significant reductions in services and personnel, and continues to face fiscal constraints in the aftermath of its bankruptcy, which had been caused by large investment losses in its pooled investment funds.

         On November 5, 1996, voters approved Proposition 218, entitled the "Right to Vote on Taxes Act," which incorporates new Articles XIIIC and XIIID into the California Constitution. These new provisions enact limitations on the ability of local government agencies to impose or raise various taxes, fees, charges and assessments without voter approval. Certain "general taxes" imposed after January 1, 1995 must be approved by voters in order to remain in effect. In addition, Article XIIIC clarifies the right of local voters to reduce taxes, fees, assessments or charges through local initiatives.

         Proposition 218 does not affect the State or its ability to levy or collect taxes. There are a number of ambiguities concerning the Proposition and its impact on local governments and their bonded debt which will require interpretation by the courts or the Legislature. The Legislative Analyst estimated that enactment of Proposition 218 would reduce local government revenues statewide by over $100 million a year, and that over time revenues to local government would be reduced by several hundred million dollars a year under this Proposition.


         Constitutional and Statutory Limitations; Recent Initiatives; Pending Litigation. Article XIIIA of the California Constitution (which resulted from the voter-approved Proposition 13 in 1978) limits the taxing powers of California public agencies. Article XIIIA provides that the maximum ad valorem tax on real property cannot exceed 1% of the "full cash value" of the

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



property, and effectively prohibits the levying of any other ad valorem property tax for general purposes. However, on May 3, 1986, Proposition 46, an amendment to Article XIIIA, was approved by the voters of the State of California, creating a new exemption under Article XIIIA permitting an increase in ad valorem taxes on real property in excess of 1% for bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness. "Full cash value" is defined as "the County Assessor's valuation of real property as shown on the 1975-76 tax bill under "full cash value" or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The "full cash value" is subject to annual adjustment to reflect increases (not to exceed 2%) or decreases in the consumer price index or comparable local data, or to reflect reductions in property value caused by damage, destruction or other factors.

         Article XIIIB of the California Constitution limits the amount of appropriations of the State and of local governments to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population and the services that the local government has financial responsibility for providing. To the extent the revenues of the state and/or local government exceed its appropriations, the excess revenues must be rebated to the public either directly or through a tax decrease. Expenditures for voter-approved debt services are not included in the appropriations limit.


         Proposition 98. In 1988, California voters approved an initiative known as Proposition 98. This initiative amends Article XIIIB to require that (i) the California legislature establish a prudent state reserve fund in an amount as it shall deem reasonable and necessary and (ii) revenues in excess of amounts permitted to be spent and which would otherwise be returned pursuant to Article XIIIB by revision of tax rates or fee schedules, be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. Proposition 98 also amends Article XVI to require that the State of California provide a minimum level of funding for public schools and community colleges. Commencing with the 1988-89 fiscal year, money to be applied by the State for the support of school districts and community college districts shall not be less than the greater of:
(i) the amount which, as a percentage of the State general fund revenues which may be appropriated pursuant to Article XIIIB, equals the percentage of such State general fund revenues appropriated for school districts and community college districts, respectively, in fiscal year 1986-87 or (ii) the amount required to ensure that the total allocations to school districts and community college districts from the State general fund proceeds of taxes appropriated pursuant to Article XIIIB and allocated local proceeds of taxes shall not be less than the total amount from these sources in the prior year, adjusted for increases in enrollment and adjusted for changes in the costs of living pursuant to the provisions of Article XIIIB. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year. As a result of Proposition 98, funds that the State might otherwise make available to its political subdivisions may be allocated instead to satisfy such minimum funding level.

         During the recent recession, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. By implementing these actions, per-pupil funding from

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




Proposition 98 sources stayed almost constant at approximately $4,220 from Fiscal Year 1991-92 to Fiscal Year 1993-94.

         In 1992, a lawsuit was filed, called California Teachers' Association
v. Gould, which challenged the validity of these off-budget loans. As part of the negotiations leading to the 1995-96 Budget Act, an oral agreement was reached to settle this case. The settlement required adoption of legislation satisfactory to the parties to implement its terms, which has occurred. The court gave final approval of the settlement in late July, 1996.

         The settlement provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will repay $935 million by forgiveness of the amount owed, while schools will repay $825 million. The State share of the repayment will be reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact. The Director of Finance certified that a settlement has occurred, allowing approximately $377 million in appropriations from the 1995-96 Fiscal Year to schools to be disbursed.

         Proposition 187. On November 8, 1994, the voters in California approved Proposition 187, an initiative statute ("Proposition 187"). Proposition 187 specifically prohibits funding by the State of social service, health care services and public school education for the benefit of any person not verified as either a United States citizen or a person legally admitted to the Untied States. Among the provisions in Proposition 187 pertaining to public school education, the measure requires that every school district in the State verify the legal status of every child enrolling in the district for the first time and must also verify the legal status of children already enrolled in the district and of all parents or guardians of all students. The State Legislative Analyst estimated that verification costs could be in the tens of millions of dollars on a statewide level (including verification costs incurred by other local governments) with first-year costs potentially in excess of $100 million.

         The reporting requirements may violate the Family Educational Rights and Privacy Act ("FERPA"), which generally prohibits schools that receive federal funds from disclosing information in student records without parental consent. Compliance with FERPA is a condition of receiving federal education funds, which total $2.3 billion annually to California school districts. The Secretary of the United States Department of Education has indicated that the reporting requirement in Proposition 187 could jeopardize the ability of school districts to receive these funds.

         Opponents of Proposition 187 filed challenges to the constitutionality and validity of the measure and a United States District Court judge struck down the central provision of Proposition 187 by ruling that parts of Proposition 187 conflict with federal power over immigration. An appeal has been filed. It cannot be predicted what the nature or outcome of such appeal will be or the ultimate fiscal impact of Proposition 187.

         Article XIIIA, Article XIIIB, Article XIIIC and Article XIIID and a number of propositions have been adopted pursuant to California's constitutional initiative process. From time to time, other initiative measures could be adopted by California voters. The adoption of any such initiatives may cause California issuers to receive reduced revenues, or to increase expenditures, or both.

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



         Pending Litigation. The State is involved in a lawsuit, Thomas Hayes v. Commission on State Mandates, related to state-mandated costs. The action involves an appeal by the Director of Finance from a 1984 decision by the State Board of Control, (now succeeded by the Commission on State Mandates (Commission)). The Board of Control decided in favor of local school districts' claims for reimbursement for special education programs for handicapped students. The case was then brought to the trial court by the State and later remanded to the Commission for redetermination. The Commission has since expanded the claim to include supplemental claims filed by seven other educational institutions; the issuance of a final consolidated decision is anticipated sometime after September 1996. To date, the Legislature has not appropriated funds. The liability to the State, if all potentially eligible school districts pursue timely claims, has been estimated by the Department of Finance at over $1 billion.

         In the Yuba River flood litigation in which the State is a defendant in a coordinated action, the trial court has found liability in inverse condemnation and awarded damages of $500,000 to 12 sample plaintiffs. Potential liability to the remaining 3,000 plaintiffs, from claims filed, ranges from $800 million to $1.5 billion. The appellate court affirmed the trial court finding and the State is pursuing its remaining appellate remedies. Damages have yet to be determined for all but the 12 sample plaintiffs.

         The State is involved in a lawsuit related to contamination at the Stringfellow toxic waste site. In United States, People of the State of California v. J.B. Stringfellow, Jr., et al., the State is seeking recovery for past costs of cleanup of the site, a declaration that the defendants are jointly and severally liable for future costs, and an injunction ordering completion of the cleanup. However, the defendants have filed a counterclaim against the State for alleged negligent acts. Because the State is the present owner of the site, the State may be found liable. Present estimates of the cleanup range from $200 million to $800 million.


         In the case of Board of Administration, California Public Employees' Retirement System, et al. v. Pete Wilson, Governor, et al., plaintiffs challenged the constitutionality of legislation which deferred payment of the State's employer contribution to the Public Employees' Retirement System beginning in fiscal year 1992-93. On January 11, 1995, the Sacramento County Superior Court entered a judgment finding that the legislation unconstitutionally impaired the vested contract rights of PERS members. The judgment provides for issuance of a writ of mandate directing State defendants to disregard the provisions of the legislation, to implement the statute governing employer contributions that existed before the changes in the legislation found to be constitutional, and to transfer to PERS the 1993-94 and 1994-95 contributions that are unpaid to date. The State defendant has appealed.


         In Jernigan & Burleson v. State, filed in federal district court, the prison inmate plaintiffs claim they are entitled to minimum wages while working for the Prison Industry Authority. The inmates claim the State has violated the Fair Labor Standards Act. The district court has ruled that the inmates are not employees and the Ninth Circuit Court of Appeals has affirmed that ruling. The plaintiffs have petitioned for a rehearing.

         The State is a defendant in a coordinate action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986. The trial court has found liability in inverse condemnation and awarded damages of $500,000 to 12 sample plaintiffs. The State's potential liability to the remaining 3,000 plaintiffs from claims filed ranges from $800 million to $1.5 billion. An appeal has been filed.

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



         The State is a defendant in California State Employees Association v. Wilson, where the petitioners are challenging several budget appropriations in the 1994 and 1995 Budget Acts. The appropriations mandate the transfer of funds from the State Highway Account to the General Fund to reimburse the General Fund for debt service costs on two rail bond measures. The petitioners contend that the transfers violate the bond acts themselves and are requesting the monies be returned. The loss to the State's General Fund could be up to $227 million.

         In a similar case, Professional Engineers in California Government v. Wilson, the petitioners are challenging several appropriations in the 1993, 1994, and 1995 Budget Acts. The appropriations mandate the transfer of approximately $262 million from the State Highway Account and $113 million from the Motor Vehicle Account to the General Fund and appropriate approximately $6 million from the State Highway Account to fund a highway- grade crossing program administered by the Public Utilities Commission. Petitioners contend that the transfers violate several constitutional provisions and request that the moneys be returned to the State Highway Account and Motor Vehicle Account.

         The State is a defendant in the case of Kurt Hathaway, et al. v. Wilson, et al., where the plaintiffs are challenging the legality of various budget action transfers and appropriations from particular special funds for years ended June 30, 1995, and June 30, 1996. The plaintiffs allege that the transfers and appropriations are contrary to the substantive law establishing the funds and providing for interest accruals to the fund, violate the single subject requirement of the State Constitution, and is an invalid "special law." Plaintiffs seek to have monies totaling approximately $335 million returned to the special funds.

         The State is a defendant in two related cases, Beno vs. Sullivan ("Beno") and Welch vs. Anderson ("Welch"), concerning reductions in Aid to Families with Dependent Children (AFDC) grant payments. In the Beno case, plaintiffs seek to invalidate AFDC grant reductions and in the Welch case, plaintiffs contend that AFDC grant reductions are not authorized by state law. The Beno case concerns the total grant reductions while the Welch case concerns the period of time the State did not have a waiver for those reductions. The State's potential liability for retroactive AFDC grant reductions is estimated at $831 million if the plaintiffs are awarded the full amount in both cases.

         In the case of Board of Administration, California Public Employees' Retirement System, et al. v. Pete Wilson, Governor, et al., plaintiffs challenged the constitutionality of legislation which deferred payment of the State's employer contribution to the Public Employees' Retirement System beginning in Fiscal Year 1992-93. On January 11, 1995, the Sacramento County Superior Court entered a judgment finding that the legislation unconstitutionally impaired the vested contract rights of PERS members. The judgment provides for issuance of a writ of mandate directing State defendants to disregard the provisions of the legislation, to implement the statute governing employer contributions that existed before the changes in the legislation found to be unconstitutional, and to transfer to PERS the contributions that are unpaid to date. On February 19, 1997, the State Court of Appeal affirmed the decision of the Superior Court. The 1993-94 and 1994-95 transfers to PERS were made pursuant to the legislation deferring payment. The transfers to PERS which have not yet been made, but which would be required under the judgment total approximately $900 million, representing the transfers for 1995-96 and for a portion of the 1996-97 fiscal year. This amount does not include any interest that may be awarded. The State defendants intend to seek review of the decision by the State Supreme Court.

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



         Other California issuers are subject to litigation which may in the event of an adverse ruling affect the finances of such issuer.


Florida Trust


Risk Factors

         The Portfolio of the Florida Trust contains different issues of long-term debt obligations issued by or on behalf of the State of Florida (the "State") and counties, municipalities and other political subdivisions and public authorities thereof or by the Government of Puerto Rico or the Government of Guam or by their respective authorities, all rated in the category A or better by at least one national rating organization (see Investment Summary in Part I). Investment in the Florida Trust should be made with an understanding that the value of the underlying Portfolio may decline with increases in interest rates.

         The State Economy. In 1980 Florida ranked seventh among the fifty states with a population of 9.7 million people. The State has grown dramatically since then and, as of April 1, 1995, ranked fourth with an estimated population of 14.1 million. Since the beginning of the eighties, Florida has surpassed Ohio, Illinois and Pennsylvania in total population. Florida's attraction, as both a growth and retirement state, has kept net migration at an average of 227,000 new residents each year in the ten years ending 1995. Since 1985 the prime working age population (18-44) has grown at an average annual rate of 2.2%. The share of Florida's total working age population (18-59) to total State population is approximately 54%. Non-farm employment has grown by over 36% since 1986. Total non-farm employment in Florida is expected to increase 2.9% in 1996-97 and rise 2.9% in 1997-98. By the end of 1996-97, non-farm employment in the State is expected to reach an average of 6.3 million jobs. The service sector is Florida's largest employment sector, presently accounting for 87% of total non-farm employment. Employment in the service sector should experience an increase of 4.3% in 1996-97, while again growing 4.3% in 1997-98. Manufacturing jobs in Florida are concentrated in the area of high-tech and value-added sectors, such as electrical and electronic equipment, as well as printing and publishing. Florida's manufacturing sector has kept pace with the U.S., at about 2.6% of total U.S. manufacturing employment since the beginning of the nineties. Foreign Trade has contributed significantly to Florida's employment growth. Trade is expected to expand 3.1% this year and 2.9% next year. Florida's dependence on highly cyclical construction and construction related manufacturing has declined. Total contract construction employment as a share of total non-farm employment has fallen from 10% in 1973 to 7.5% in 1980, and down to nearly 5% in 1995. Although the job creation rate for the State of Florida since 1986 is almost twice the rate for the nation as a whole, since 1986 the unemployment rate for the State has tracked at or above the national average. The average rate of unemployment for Florida since 1986 is 6.2%, while the national average is also 6.2%. Florida's unemployment rate is expected to average 5.3% this year and 5.4% next year. Because Florida has a proportionately greater retirement age population, property income (dividends, interest and rent) and transfer payments (Social Security and pension benefits) are a relatively more important source of income. In 1995, Florida employment income represented 60.6% of total personal income, while nationally, employment income represented 70.8% of total personal income. In the ten years ending in 1995, Florida total nominal personal income grew by 103% and per capita income expanded approximately 62.5%. For the nation, total and per capita personal income increased by roughly 77.8% and 61.0%, respectively. Real personal income in Florida is estimated to increase 4.2% in 1996-97 and increase 4.9% in 1997-98 while real personal income per capita in the State is projected to grow at 2.3% in 1996-97 and 2.6% in 1997-98.


                                      -20-
82600.6

         The ability of the State and its local units of government to satisfy the Debt Obligations may be affected by numerous factors which impact on the economic vitality of the State in general and the particular region of the State in which the issuer of the Debt Obligation is located. South Florida is particularly susceptible to international trade and currency imbalances and to economic dislocations in Central and South America, due to its geographical location and its involvement with foreign trade, tourism and investment capital. The central and northern portions of the State are impacted by problems in the agricultural sector, particularly with regard to the citrus and sugar industries. Short-term adverse economic conditions may be created in these areas, and in the State as a whole, due to crop failures, severe weather conditions or other agriculture-related problems. The State economy also has historically been somewhat dependent on the tourism and construction industries and is sensitive to trends in those sectors.

         The State Budget. Florida prepares an annual budget which is formulated each year and presented to the Governor and Legislature. Under the State Constitution and applicable statutes, the State budget as a whole, and each separate fund within the State budget, must be kept in balance from currently available revenues during each State fiscal year. (The State's fiscal year runs from July 1 through June 30). The Governor and the Comptroller of the State are charged with the responsibility of ensuring that sufficient revenues are collected to meet appropriations and that no deficit occurs in any State fund.

         The financial operations of the State covering all receipts and expenditures are maintained through the use of four types of funds: the General Revenue Fund, Trust Funds, the Working Capital Fund and the Budget Stabilization Fund. The majority of the State's tax revenues are deposited in the General Revenue Fund and monies for all funds are expended pursuant to appropriations acts. In fiscal year 1995-1996, expenditures for education, health and welfare and public safety represented approximately 51%, 31% and 11%, respectively, of expenditures from the General Revenue Fund. The Trust Funds consist of monies received by the State which under law or trust agreement are segregated for a purpose authorized by law. Revenues in the General Revenue Fund which are in excess of the amount needed to meet appropriations may be transferred to the Working Capital Fund.

         State Revenues. For fiscal year 1995-1996 the estimated General Revenue plus Working Capital and Budget Stabilization Funds total $15,419.3 million, a 4.0% increase over 1994-95. The $14,651.7 million in Estimated Revenues represent an increase of 7.4% over the analogous figure in 1994-95. With combined General Revenue, Working Capital Fund and Budget Stabilization Fund appropriations at $14,710.4 million, unencumbered reserves at the end of 1995-96 are estimated at $697.8 million. For fiscal year 1996-97, the estimated General Revenue plus Working Capital and Budget Stabilization Funds available total $16,601.7 million, a 7.7% increase over 1995-96. The $15,566.9 million in Estimated Revenues represent a 6.2% increase over the analogous figure in 1995-96.

         In fiscal year 1995-1996, the State derived approximately 66% of its total direct revenues for deposit in the General Revenue Fund, Trust Funds, Working Capital Fund and Budget Stabilization Fund from State taxes and fees. Federal funds and other special revenues accounted for the remaining revenues. The greatest single source of tax receipts in the State is the 6% sales and use tax. For the fiscal year ended June 30, 1996, receipts from the sales and use tax totalled $11,461 million, an increase of 7.4% from fiscal year 1994-95. The second largest source of State tax receipts is the tax on motor fuels including the tax receipts distributed to local governments. Receipts from the taxes on motor fuels are almost entirely dedicated to trust funds for specific purposes or transferred to local governments and are not included in

                                      -21-
82600.6
the General Revenue Fund. Preliminary data for the fiscal year ended June 30, 1996, show collections of this tax totalled $1,923.0 million.

         The State currently does not impose a personal income tax. However, the State does impose a corporate income tax on the net income of corporations, organizations, associations and other artificial entities for the privilege of conducting business, deriving income or existing within the State. For the fiscal year ended June 30, 1996, receipts from the corporate income tax totalled $1,162.7 million, an increase of 9.3% from fiscal year 1994-95. The Documentary Stamp Tax collections totalled $775.2 million during fiscal year 1995-96, posting an 11.5% increase from the previous fiscal year. The Alcoholic Beverage Tax, an excise tax on beer, wine and liquor totalled $441.5 million in fiscal year 1995-96. The Florida lottery produced sales of $2.07 billion in fiscal year 1995-96 of which $788.1 million was used for education purposes.

         While the State does not levy ad valorem taxes on real property or tangible personal property, counties, municipalities and school districts are authorized by law, and special districts may be authorized by law, to levy ad valorem taxes. Under the State Constitution, ad valorem taxes may not be levied by counties, municipalities, school districts and water management districts in excess of the following respective millages upon the assessed value of real estate and tangible personal property: for all county, municipal or school purposes, ten mills; and for water management districts, no more than 0.05 mill or 1.0 mill, depending upon geographic location. These millage limitations do not apply to taxes levied for payment of bonds and taxes levied for periods not longer than two years when authorized by a vote of the electors. (Note: one mill equals one-tenth of one cent).

         The State Constitution and statutes provide for the exemption of homesteads from certain taxes. The homestead exemption is an exemption from all taxation, except for assessments for special benefits, up to a specific amount of the assessed valuation of the homestead. This exemption is available to every person who has the legal or equitable title to real estate and maintains thereon his or her permanent home. All permanent residents of the State are currently entitled to a $25,000 homestead exemption from levies by all taxing authorities, however, such exemption is subject to change upon voter approval.

         As of January 1, 1994, the property valuations for homestead property are subject to a growth cap of the lesser of 3% or the increase in the Consumer Price Index during the relevant year, except in the event of a sale thereof during such year, and except as to improvements thereto during such year. If the property changes ownership or homestead status, it is to be revalued at full just value on the next tax roll.

         Since municipalities, counties, school districts and other special purpose units of local governments with power to issue general obligation bonds have authority to increase the millage levy for voter approved general obligation debt to the amount necessary to satisfy the related debt service requirements, the property valuation growth cap is not expected to adversely affect the ability of these entities to pay the principal of or interest on such general obligation bonds. However, in periods of high inflation, those local government units whose operating millage levies are approaching the constitutional cap and whose tax base consists largely of residential real estate, may, as a result of the above-described property valuation growth cap, need to place greater reliance on non-ad valorem revenue sources to meet their operating budget needs.

         At the November 1994 general election, voters approved an amendment to the State Constitution that limits the amount of taxes, fees, licenses and charges imposed by the Legislature and collected during any fiscal year to the


                                      -22-
82600.6
amount of revenues allowed for the prior fiscal year, plus an adjustment for growth. The revenue limit is determined by multiplying the average annual rate of growth in Florida personal income over the previous five years times the maximum amount of revenues permitted under the cap for the prior fiscal year. The revenues allowed for any fiscal year can be increased by a two-thirds vote of the Legislature. The limit was effective starting with fiscal year 1995-1996 based on actual revenues from fiscal year 1994-1995. Any excess revenues generated will be deposited in the Budget Stabilization Fund. Included among the categories of revenues which are exempt from the proposed revenue limitation, however, are revenues pledged to state bonds.

         State General Obligation Bonds and State Revenue Bonds. The State Constitution does not permit the State to issue debt obligations to fund governmental operations. Generally, the State Constitution authorizes State bonds pledging the full faith and credit of the State only to finance or refinance the cost of State fixed capital outlay projects, upon approval by a vote of the electors, and provided that the total outstanding principal amount of such bonds does not exceed 50% of the total tax revenues of the State for the two preceding fiscal years. Revenue bonds may be issued by the State or its agencies without a vote of the electors only to finance or refinance the cost of State fixed capital outlay projects which are payable solely from funds derived directly from sources other than State tax revenues.

         Exceptions to the general provisions regarding the full faith and credit pledge of the State are contained in specific provisions of the State Constitution which authorize the pledge of the full faith and credit of the State, without electorate approval, but subject to specific coverage requirements, for: certain road projects, county education projects, State higher education projects, State system of Public Education and construction of air and water pollution control and abatement facilities, solid waste disposal facilities and certain other water facilities.

         Local Bonds. The State Constitution provides that counties, school districts, municipalities, special districts and local governmental bodies with taxing powers may issue debt obligations payable from ad valorem taxation and maturing more than 12 months after issuance, only (i) to finance or refinance capital projects authorized by law, provided that electorate approval is obtained; or (ii) to refund outstanding debt obligations and interest and redemption premium thereon at a lower net average interest cost rate.

         Counties, municipalities and special districts are authorized to issue revenue bonds to finance a variety of self-liquidating projects pursuant to the laws of the State, such revenue bonds to be secured by and payable from the rates, fees, tolls, rentals and other charges for the services and facilities furnished by the financed projects. Under State law, counties and municipalities are permitted to issue bonds payable from special tax sources for a variety of purposes, and municipalities and special districts may issue special assessment bonds.

         Bond Ratings. General obligation bonds of the State are currently rated Aa by Moody's and AA by Standard & Poor's.

         Litigation. Due to its size and its broad range of activities, the State (and its officers and employees) are involved in numerous routine lawsuits. The managers of the departments of the State involved in such routine lawsuits believe that the results of such pending litigation would not materially affect the State's financial position. In addition to the routine litigation pending against the State, its officers and employees, the following lawsuits and claims are also pending:


                                      -23-
82600.6

         A. In a suit filed against the Florida Department of Health and Rehabilitative Services (DHRS) arising out of the implementation of a DHRS computer system, plaintiffs seek declaratory relief and money damages. Issues included allegations concerning contract performance, warranty provisions, payment for equipment and software, computer usage charges, computer programming work, liquidated damages, breach of contract, claims for extra work allegedly required by DHRS, and warranty breach of contract. This case has been settled and DHRS agreed to pay E.D.S. Federal Corporation $42,800,000.

         B. In a suit filed against the Florida Agency for Health Care Administration, plaintiffs seek a declaration that certain Florida statutes imposing an assessment on the net operating income of hospitals are invalid, unconstitutional and unenforceable. Plaintiffs have requested temporary and permanent injunctive relief and that all moneys paid to the defendants by plaintiffs and the class members within the four years preceding the filing of the action be reimbursed with interest. In a trial hearing, the court ordered that a final judgment be entered in favor of the State. The trial court's ruling for the State was appealed by the plaintiff at the First District Court of Appeals. On April 2, 1996, the First District Court of Appeals ruled in favor of the State. This case is closed.

         C. In an inverse condemnation suit, plaintiff claims that the action of State constitutes a taking of plaintiff's leases for which compensation is due. The Circuit judge granted the State's motion for summary judgment finding that as a matter of law, the State had not deprived plaintiff of any royalty rights. Plaintiff appealed to the First District Court of Appeals, but the case was remanded to the Circuit Court for trial. On August 6, 1996, final judgment was made in favor of the State; however plaintiff is appealing the judgment to the First District Court of Appeals.

         D. In a challenge by plaintiffs to the constitutionality of the $295 impact fee imposed by Florida law on the issuance of certificates of title for vehicles previously titled outside the State, the Court granted summary judgment to the plaintiff finding the fee violated the commerce clause of the U.S. Constitution. In an appeal to the State Supreme Court by the State, the Court ordered a full refund to all those who paid the impact fee since the statute came into existence in mid-1991. Refunds of approximately $188 million were paid. Litigation pertaining to post judgment interest is still active.

         E. The Florida Department of Transportation has filed an action against owners of property adjoining property that is subject to a claim by the U.S. Environmental Protection Agency, seeking a declaratory judgment that the Department is not the owner of such property. The case was dismissed and FDOT's appeal of the order of dismissal is pending in the Third District Court of Appeal. The EPA has agreed to await the outcome of the Department's declaratory action before proceeding further. If the Department's action is not successful, the possible clean-up costs could exceed $25 million.

         F. In a class action suit on behalf of clients of residential placement for the developmentally disabled seeking refunds for services where children were entitled to free education under the Education for Handicapped Act, the District Court held that the State could not charge maintenance fees for children between the ages of 5 and 17 based on the Act. The State's potential cost of refunding these charges could exceed $42 million. However, attorneys are in the process of negotiating a settlement amount.

         G. In an action challenging the constitutionality of the Public Medical Assistance Trust Fund annual assessment on net operating revenue of free-standing out-patient facilities offering sophisticated radiology services, a


                                      -24-
82600.6
trial has not been scheduled. If the State does not prevail, the potential refund liability could be approximately $70 million.

         H. In an action against the Florida Department of Corrections, plaintiffs seek a declaratory judgment that they are not exempt employees under the Fair Labor Standards Act and that, therefore, they are entitled to certain overtime compensation. The US. District Court for the Northern District of Florida entered an order dismissing the case for lack of jurisdiction on June 24, 1996. Plaintiffs filed a lawsuit against the Department in July, 1996 at the State level making the same allegations at that level which plaintiffs previously made before the U.S. District Court for the Northern District of Florida. On December 20, 1996, the State Court determined that it had jurisdiction over the FLSA claim.

         Summary. Many factors including national, economic, social and environmental policies and conditions, most of which are not within the control of the State or its local units of government, could affect or could have an adverse impact on the financial condition of the State. Additionally, the limitations placed by the State Constitution on the State and its local units of government with respect to income taxation, ad valorem taxation, bond indebtedness and other matters, discussed above, as well as other applicable statutory limitations, may constrain the revenue-generating capacity of the State and its local units of government and, therefore, the ability of the issuers of the Debt Obligations to satisfy their obligations thereunder.

         The Sponsors believe that the information summarized above describes some of the more significant matters relating to the Florida Trust. For a discussion of the particular risks with each of the Debt Obligations, and other factors to be considered in connection therewith, reference should be made to the Official Statement and other offering materials relating to each of the Debt Obligations included in the portfolio of the Florida Trust. The foregoing information regarding the State, its political subdivisions and its agencies and authorities constitutes only a brief summary, does not purport to be a complete description of the matters covered and is based solely upon information drawn from official statements relating to offerings of certain bonds of the State. The Sponsors and their counsel have not independently verified this information, and the Sponsors have no reason to believe that such information is incorrect in any material respect. None of the information presented in this summary is relevant to Puerto Rico or Guam Debt Obligations which may be included in the Florida Trust.

         For a general description of the risks associated with the various types of Debt Obligations comprising the Florida Trust, see the discussion under "Risk Factors", above.



Virginia Trust

         Virginia Risk Factors. Investors should be aware of certain factors that might affect the financial condition of issuers of Virginia municipal securities.

         Bonds in the Virginia Trust may include primarily debt obligations of the subdivisions of the Commonwealth of Virginia issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, schools, streets and water and sewer works. Other purposes for which bonds may be issued include the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital, housing, and solid waste disposal facilities. The latter are generally payable from private sources which, in varying degrees, may depend on local economic conditions, but are not necessarily affected by the ability of the Commonwealth of

                                      -25-
82600.6

Virginia and its political subdivisions to pay their debts. Therefore, the general risk factors as to the credit of the State or its political subdivision discussed herein may not be relevant to the Virginia Trust.


         To the extent bonds of the Commonwealth of Virginia are included in the Virginia Issues, information on the financial condition of the Commonwealth is noted. The Constitution of Virginia limits the ability of the Commonwealth to create debt. The Constitution requires a balanced budget. The Commonwealth has maintained a high level of fiscal stability for many years due in large part to conservative financial operations and diverse sources of revenue. The economy of the Commonwealth of Virginia is based primarily on manufacturing, the government sector (including defense), agriculture, mining and tourism. The Federal Base Closing Commission has ordered that a number of military facilities in Virginia be closed or reduced, as a result of recessionary conditions. In 1995 Motorola and IBM each announced the location of major manufacturing facilities in Virginia. The Commonwealth ended the fiscal year on June 30, 1996 with general fund revenues exceeding budget projections by $78.1 million. The preliminary unaudited results at the end of such fiscal year show a general fund balance of $476.3 million. The balance grew by $125.6 million as a result of greater than expected revenues and transfers and reduced expenditure growth.

         In Davis v. Michigan (decided March 28, 1989), the United States Supreme Court ruled unconstitutional Michigan's statute exempting from state income tax the retirement benefits paid by the state and local governments and not exempting retirement benefits paid by the federal government. In Harper v. Virginia Department of Taxation (decided June 18, 1993), the United States Supreme Court held, in a suit involving claims for refunds by Federal retirees living in Virginia that Virginia State income tax Statutes violated the principles of Davis v. Michigan, but remanded for further relief so long as the relief was consistent with Federal due process. The Governor and the General Assembly authorized settlement with moneys payable into a special trust fund in years 94 through 98. On September 15, 1995, the Supreme Court of Virginia rendered its decision in Harper and entered final judgment in favor of the taxpayers who had not previously settled. The total cost of the settlement (approximately $316.2 million) and the judgment ($78.5 million) is approximately $394.6 million. Of that amount, $203.2 million ($124.5 million in respect of the settlement and the entire $78.7 million in respect of the judgment) has been paid, leaving $191.7 million payable in respect of the settlement -- approximately $63.2 million in the fiscal year ending June 30, 1997, $62.5 million on March 31, 1998 and, subject to appropriation, $66 million on March 31, 1999.


         The Governor proposed a plan to the General Assembly to eliminate or reduce parole for persons convicted of violent crime. In that connection he proposed the issuance of bonds to finance part of the cost of additional prisons that would result from the program. The General Assembly approved part of the plan, with bonds to be issued by the Virginia Public Building Authority or other entities and leased to the Commonwealth.

         The Commonwealth currently has a Standard & Poor's rating of AAA and a Moody's rating of Aaa on its general obligation bonds. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. Further, the credit of the Commonwealth is not material to the ability of political subdivisions and private entities to make payments on the obligations described below.

         General obligations of cities, towns and counties in Virginia are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. The obligation to levy taxes could be enforced by mandamus, but such a remedy may be impracticable and

                                      -26-
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



difficult to enforce. Under section 15.1-227.61 of the Code of Virginia of 1950, as amended, a holder of any general obligation bond in default may file an affidavit setting forth such default with the Governor. If, after investigating, the Governor determines that such default exists, he is directed to order the State Comptroller to withhold State funds appropriated and payable to the entity and apply the amount so withheld to unpaid principal and interest. The Commonwealth, however, has no obligation to provide any additional funds necessary to pay such principal and interest.

         Revenue bonds issued by Virginia political subdivisions include (1) revenue bonds payable exclusively from revenue producing governmental enterprises and (2) industrial revenue bonds, college and hospital revenue bonds and other "private activity bonds" which are essentially non-governmental debt issues and which are payable exclusively by private entities such as non-profit organizations and business concerns of all sizes. State and local governments have no obligation to provide for payment of such private activity bonds and in many cases would be legally prohibited from doing so. The value of such private activity bonds may be affected by a wide variety of factors relevant to particular localities or industries, including economic developments outside of Virginia.


         Virginia municipal securities that are lease obligations are customarily subject to "non-appropriation" clauses which allow the municipality, or other public entity, to terminate its lease obligations if moneys to make the lease payments are not appropriated for that purpose. See "Objectives". Legal principles may restrict the enforcement of provisions in lease financing limiting the municipal issuer's ability to utilize property similar to that leased in the event that debt service is not appropriated.

         Recent amendments to Chapter 9 of the United States Bankruptcy Code, which applies to bankruptcies by political subdivisions, limit the filing under that chapter to political subdivisions that have been specifically authorized to do so under applicable state law. The Sponsors are not aware of any statute in Virginia that gives any such authorization to political subdivisions in Virginia. Bonds payable exclusively by private entities may be subject to the provisions of the United States Bankruptcy Code other than Chapter 9.


         Virginia municipal issuers have generally not been required to provide ongoing information about their finances and operations to holders of their debt obligations, although a number of cities, counties and other issuers prepare annual reports. Virginia political subdivisions that sell bonds after July 3, 1995, will be subject to Rule 15c2-12 of the Securities and Exchange Commission that requires continuing disclosure, including annual audited financial statements, with respect to those obligations, unless exempted by the Rule.

         Although revenue obligations of the Commonwealth or its political subdivisions may be payable from a specific project or source, including lease rentals, there can be no assurance that future economic difficulties and the resulting impact on Commonwealth and local government finances will not adversely affect the market value of the portfolio of the Fund or the ability of the respective obligors to make timely payments of principal and interest on such obligations.

         The Sponsors believe the information summarized above describes some of the more significant events relating to the Virginia Trust. Sources of such information are the official statements of the issuers located in the Commonwealth of Virginia, as well as other publicly available documents and information. While the Sponsors have not independently verified such information, they have no reason to believe it is not correct in all material respects.

                                      -27-
82600.6

                                 PUBLIC OFFERING


         OFFERING PRICE. The secondary market Public Offering Price per Unit of each Trust is computed by adding a sales charge to the aggregate bid price of the Bonds in such Trust divided by the number of Units thereof outstanding. The method used by the Evaluator for computing the sales charge for secondary market purchases shall be based upon the number of years remaining to maturity of each Bond in the portfolio. Bonds will be deemed to mature on their stated maturity dates unless bonds have been called for redemption, funds have been placed in escrow to redeem them on an earlier call date or are subject to a "mandatory put," in which case the maturity will be deemed to be such other date.

         The table below sets forth the various sales charges based on the length of maturity of each Bond:



                              As Percent of Public
Time to Maturity                                            Offering Price

less than 6 months                                                0%
6 mos. to 1 year                                                  1%
over 1 yr. to 2 yrs.                                              1 1/2%
over 2 yrs. to 4 yrs.                                             2 1/2%
over 4 yrs. to 8 yrs.                                             3 1/2%
over 8 yrs. to 15 yrs.                                            4 1/2%
over 15 years                                                     5 1/2%



         A proportionate share of accrued interest on the Bonds to the expected date of settlement for the Units is added to the Public Offering Price. Accrued interest is the accumulated and unpaid interest on Bonds from the last day on which interest was paid and is initially accounted for daily by each Trust at the daily rate set forth under "Summary of Essential Information" for each Trust in Part A of this Prospectus. This daily rate is net of estimated fees and expenses. The secondary market Public Offering Price can vary on a daily basis from the amount stated on the cover of Part A of this Prospectus in accordance with fluctuations in the prices of the Bonds. The price to be paid by each investor will be computed on the basis of an evaluation made as of the day the Units are purchased. The aggregate bid price evaluation of the Bonds is determined in the manner set forth under "Trustee Redemption."

         The Evaluator may obtain current prices for the Bonds from investment dealers or brokers (including the Sponsors) that customarily deal in tax-exempt obligations or from any other reporting service or source of information which the Evaluator deems appropriate.


         ACCRUED INTEREST. An amount of accrued interest which represents accumulated unpaid or uncollected interest on a bond from the last day on which interest was paid thereon will be added to the Public Offering Price and paid by the Certificateholder at the time Units are purchased. Since each Trust normally receives the interest on the Bonds twice a year and the interest on the Bonds is accrued on a daily basis (this daily rate is net of estimated fees and expenses), each Trust will always have an amount of interest earned but uncollected by, or unpaid to, the Trustee. A Certificateholder will not recover his proportionate share of accrued interest until the Units of a Trust are sold or redeemed, or such Trust is terminated. At that time, the Certificateholder will receive his proportionate share of the accrued interest computed to the settlement date in the case of sale or termination and to the date of tender in the case of redemption.



                                      -28-
82600.6

         EMPLOYEE DISCOUNTS. Employees (and their families) of Reich & Tang Distributors L.P. (and its affiliates) and of any underwriter of any Trust, pursuant to employee benefit arrangements, may purchase Units of a State Trust at a price equal to the bid side evaluation of the underlying securities in such State Trust divided by the number of Units outstanding plus a reduced sales charge. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.

         DISTRIBUTION OF UNITS. Certain banks and thrifts will make Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


         The Sponsor intends to qualify the Units of each State Trust for sale in only the State for which such Trust is named and certain other states through dealers who are members of the National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to $33.00 per Unit, subject to the Sponsor's right to change the dealers' concession from time to time. In addition, for transactions of 1,000,000 Units or more, the Sponsor intends to negotiate the applicable sales charge and such charge will be disclosed to any such purchaser. Such Units may then be distributed to the public by the dealers at the Public Offering Price then in effect. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time.


         SPONSOR'S PROFITS. The Sponsor will receive a gross commission on all Units sold in the secondary market equal to the applicable sales charge in each transaction (see "Offering Price"). In addition, in maintaining a market for the Units (see "Sponsor Repurchase"), the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which it buys Units and the price at which it resells such Units.


         Participants in the "Total Reinvestment Plan" can designate a broker as the recipient of a dealer concession (see "Total Reinvestment Plan").


         COMPARISON OF PUBLIC OFFERING PRICE, SPONSOR'S REPURCHASE PRICE AND REDEMPTION PRICE. The secondary market Public Offering Price of Units of each State Trust will be determined on the basis of the current bid prices of the Bonds in such State Trust plus the applicable sales charge. Value at which Units may be resold in the secondary market or redeemed will be determined on the basis of the current bid prices of such Bonds without any sales charge. On the Evaluation Date, the Public Offering Price per Unit of each State Trust (based on the bid price of the Bonds in such State Trust plus the sales charge) each exceeded the Repurchase and Redemption Price per Unit (based upon the bid price of the Bonds in each State Trust without the sales charge) by the amounts shown under "Summary of Essential Information" for each State Trust in Part A of this Prospectus. For this reason, among others (including fluctuations in the market prices of such Bonds and the fact that the Public Offering Price includes the 5-1/2% sales charge), the amount realized by a Certificateholder upon any redemption of Units may be less than the price paid for such Units.



                                      -29-
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




             ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN



         The rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


         Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in a Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in each Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of each Trust); and (3) reducing the average yield for the portfolio of each Trust in order to reflect estimated fees and expenses of that Trust and the maximum sales charge paid by Certificateholders. The resulting Estimated Long Term Return represents a measure of the return to Certificateholders earned over the estimated life of each Trust. The Estimated Long Term Return as of the day prior to the Evaluation Date is stated for each Trust under "Summary of Essential Information" in Part A.

         Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolios of each Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity. On the day prior to the Evaluation Date, the Estimated Net Annual Interest Income per Unit divided by the Public Offering Price resulted in the Estimated Current Return stated for each Trust under "Summary of Essential Information" in Part A.

         The Estimated Net Annual Interest Income per Unit of each Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to each Trust and with the redemption, maturity, sale or other disposition of the Bonds in each Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future.

         A schedule of cash flow projections is available from the Sponsor upon request.


                          RIGHTS OF CERTIFICATEHOLDERS


         CERTIFICATES. Ownership of Units of each State Trust is evidenced by registered Certificates executed by the Trustee and the Sponsor. Certificates may be issued in denominations of one or more Units and will bear appropriate notations on their faces indicating which plan of distribution has been selected by the Certificateholder. Certificates are transferable by presentation and surrender to the Trustee properly endorsed and/or accompanied by a written instrument or instrument of transfer. Although no such charge is presently made or contemplated, the Trustee may require a Certificateholder to pay $2.00 for each Certificate reissued or transferred and any governmental charge that may be imposed in connection with each such transfer or interchange. Mutilated, destroyed, stolen or lost Certificates will be


                                      -30-
82600.6
replaced upon delivery of satisfactory indemnity and payment of expenses incurred.

         Interest and Principal Distributions. Interest received by each State Trust is credited by the Trustee to the Interest Account of such Trust and a deduction is made to reimburse the Trustee without interest for any amounts previously advanced. Proceeds representing principal received by each State Trust from the maturity, redemption, sale or other disposition of Bonds are credited to the Principal Account of such State Trust.

         Distributions to each Certificateholder of each State Trust from the Interest Account of such State Trust are computed as of the close of business on each Record Date for the following Payment Date and consist of an amount substantially equal to one-twelfth, one-half or all of such Certificateholder's pro rata share of the Estimated Net Annual Interest Income in such Interest Account, depending upon the applicable plan of distribution. Distributions from the Principal Account of each State Trust will be computed as of each semi-annual Record Date, and will be made to the Certificateholders of such State Trust on or shortly after the next semi-annual Payment Date. Proceeds representing principal received from the disposition of any of the Bonds between a Record Date and a Payment Date which are not used for redemptions of Units will be held in the appropriate Principal Account and not distributed until the second succeeding semi-annual Payment Date. No distributions will be made to Certificateholders electing to participate in the Total Reinvestment Plan, except as provided thereunder. Persons who purchase Units between a Record Date and a Payment Date will receive their first distribution on the second Payment Date after such purchase.

         Because interest payments are not received by the State Trust at a constant rate throughout the year, interest distributions may be more or less than the amount credited to the Interest Account as of a given Record Date. For the purpose of minimizing fluctuations in the distributions from the Interest Account, the Trustee will advance sufficient funds as may be necessary to provide interest distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for these advances to the Interest Account. Funds which are available for future distributions, investment in the Total Reinvestment Plan, payments of expenses and redemptions are in accounts which are non-interest bearing to Certificateholders and are available for use by the Trustee pursuant to normal banking procedures.

         As of the first day of each month, the Trustee will deduct from the Interest Account and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Interest and Principal Accounts such amounts as may be necessary to cover redemptions of Units by the Trustee.

         The estimated monthly, semi-annual or annual interest distribution per Unit of each State Trust initially will be in the amounts shown under "Summary of Essential Information" in Part A and will change and be reduced as Bonds mature or are redeemed, exchanged or sold, or as expenses of each State Trust fluctuate. No distribution need be made from a Principal Account until the balance therein is an amount sufficient to distribute $1.00 per Unit.


                                      -31-
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




         DISTRIBUTION ELECTIONS. Interest is distributed monthly, semi-annually or annually, depending upon the distribution applicable to the Unit Purchased. Record Dates for interest distributions will be the first day of each month for monthly distributions, the first day of each June and December for semi-annual distributions and the first day of each December for annual distributions. Payment Dates will be the fifteenth day of each month following the respective Record Dates. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Every October each Certificateholder may change his distribution election by notifying the Trustee in writing of such change between October 1 and November 1 of each year. (Certificateholders deciding to change their election should contact the Trustee by calling the number listed on the back cover hereof for information regarding the procedures that must be followed in connection with this written notification of the change of election.) Failure to notify the Trustee on or before November 1 of each year will result in a continuation of the plan for the following 12 months.

         RECORDS. The Trustee shall furnish Certificateholders in connection with each distribution a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Certificateholder of record of a State Trust, a statement showing (a) as to the Interest Account of such State Trust: interest received (including any earned original issue discount and amounts representing interest received upon any disposition of Bonds and earned original discount, if any), amounts paid for redemption of Units, if any, deductions for applicable taxes and fees and expenses of such State Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (b) as to such State Trust's Principal Account: the dates of disposition of any Bonds and the net proceeds received therefrom (including any unearned original issue discount but excluding any portion representing accrued interest), deductions for payments of applicable taxes and fees and expenses of such State Trust, amounts paid for redemption of Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (c) a list of the Bonds held in such State Trust and the number of Units thereof outstanding on the last business day of such calendar year; (d) the Redemption Price per Unit of such State Trust based upon the last computation thereof made during such calendar year; and (e) amounts actually distributed to Certificateholders of such State Trust during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year.


         The Trustee shall keep available for inspection by Certificateholders, at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the names and addresses of Certificateholders, Certificates issued or held, a current list of Bonds in the portfolio and a copy of the Trust Agreement.


                                   TAX STATUS


         All Bonds acquired by the State Trusts were accompanied by copies of opinions of bond counsel to the issuing governmental authorities given at the time of original delivery of the Bonds to the effect that the interest thereon

                                      -32-
82600.6
is exempt from regular federal income tax and from the respective State income taxes. Such interest may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes in other jurisdictions. Neither the Sponsor nor the Trustee nor their respective counsel have made any review of the proceedings relating to the issuance of the Bonds or the bases for such opinions and express no opinion as to these matters, and neither the Trustee nor the Sponsor nor their respective counsel have made an independent examination or verification that the federal income tax status of the Bonds has not been altered since the time of the original delivery of those opinions.

         In rendering the opinion set forth below, counsel has examined the Agreement, the final form of Prospectus dated the date hereof (the "Prospectus") and the documents referred to therein, among others, and has relied on the validity of said documents and the accuracy and completeness of the facts set forth therein.

         In the opinion of Battle Fowler LLP, counsel for the Sponsor, under existing law:

         The State Trusts are not associations taxable as corporations for federal income tax purposes under the Internal Revenue Code of 1986 (the "Code"), and income received by each State Trust that consists of interest excludable from federal gross income under the Code will be excludable from the federal gross income of the Certificateholders of such State Trust.

         Each Certificateholder of a State Trust will be considered the owner of a pro rata portion of that State Trust under Section 676(a) of the Code. Thus, each Certificateholder of a State Trust will be considered to have received his pro rata share of Bond interest when it is received by the State Trust, and the entire amount of net income distributable to Certificateholders of a State Trust that is exempt from federal income tax when received by that State Trust will constitute tax-exempt income when received by the Certificateholders.


         Gain (other than any earned original issue discount) realized on sale or redemption of the Bonds or on sale of a Unit is, however, includible in gross income for federal income tax purposes, generally as capital gain, although gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest.) Such gain may be long or short-term gain depending on the facts and circumstances. Capital losses are deductible to the extent of capital gains; in addition, up to $3,000 of capital losses of non-corporate Certificateholders may be deducted against ordinary income. Capital assets acquired on or after January 1, 1988 must be held for more than one year to qualify for long-term capital gain treatment. Individuals who realize long-term capital gains will be subject to a maximum tax rate of 28% on such gain.


         Each Certificateholder of a State Trust will realize taxable gain or loss when that State Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity), as if the Certificateholder had directly disposed of his pro rata share of such Bond. The gain or loss is measured by the difference between (i) the tax cost of such pro rata share and (ii) the amount received therefor. The Certificateholder's tax cost for each Bond is determined by allocating the total tax cost of each Unit among all the Bonds held in the State Trust (in accordance with the portion of the State Trust comprised by each Bond). In order to determine the amount of taxable gain or loss, the Certificateholder's amount received is similarly allocated at that time. The Certificateholder may exclude from

                                      -33-
82600.6
    the amount received any amounts that represent accrued interest or the earned portion of any original issue discount but may not exclude amounts attributable to market discount. Thus, when a Bond is disposed of by State Trust at a gain, taxable gain will equal the difference between (i) the amount received and (ii) the amount paid plus any original issue discount (limited, in the case of Bonds issued after June 8, 1980, to the portion earned from the date of acquisition to the date of disposition). Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. No deduction is allowed for the amortization of bond premium on tax-exempt bonds, such as the Bonds, in computing regular federal income tax.

         Discount generally accrues based on the principle of compounding of accrued interest, not on a straight-line or ratable method, with the result that the amount of earned original issue discount is less in the earlier years and more in the later years of a bond term. The tax basis of a discount bond is increased by the amount of accrued, tax-exempt original issue discount thus determined. This method of calculation will produce higher capital gains (or lower losses) to a Certificateholder, as compared to the results produced by the straight-line method of accounting for original issue discount, upon an early disposition of a Bond by a State Trust or of a Unit by a Certificateholder.

         A Certificateholder may also realize taxable income or loss when a Unit of a State Trust is sold or redeemed. The amount received is allocated among all the Bonds in that State Trust in the same manner as when the State Trust disposes of Bonds and the Certificateholder may exclude accrued interest and the earned portion of any original issue discount (but not amounts attributable to market discount). The return of a Certificateholder's tax cost is otherwise a tax-free return of capital.


         A portion of Social Security benefits is includible in gross income for taxpayers whose "modified adjusted gross income" combined with a portion of their benefits exceeds a base amount. The base amount is $25,000 for an individual, $32,000 for a married couple filing a joint return and zero for married persons filing separate returns. Interest on tax-exempt bonds is to be added to adjusted gross income for purposes of computing the amount of Social Security benefits that are includible in gross income and determining whether an individual's income exceeds the base amount above which a portion of the benefits would be subject to tax.

         Corporate Certificateholders are required to include in federal corporate alternative minimum taxable income 75 percent of the amount by which the adjusted current earnings (which will include tax-exempt interest) of the corporation exceeds alternative minimum taxable income (determined without regard to this item). In addition, in certain cases, Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a minimum tax on excess "passive investment income" which includes tax-exempt interest.


         Under federal law, interest on Bonds in each State Trust issued by authority of the Government of Puerto Rico is exempt from regular federal income tax and state and local income taxes in the United States and Puerto Rico.

         The State Trusts are not subject to the New York State Franchise Tax on Business Corporations or the New York City General Corporation Tax.


         In the opinion of Brown & Wood, special counsel to the Sponsor for California tax matters, under existing California law applicable to individuals who are California residents:


                                      -34-
82600.6

         The California Trust will not be treated as an association taxable as a corporation, and the income of the California Trust will be treated as the income of the Certificateholders. Accordingly, interest on Bonds received by the California Trust that is exempt from personal income taxes imposed by or under the authority of the State of California will be treated for California income tax purposes in the same manner as if received directly by the Certificateholders.

         Each Certificateholder of the California Trust will recognize gain or loss when the California Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or upon the Certificateholder's sale or other disposition of a Unit. The amount of gain or loss for California income tax purposes will generally be calculated pursuant to the Internal Revenue Code of 1986, as amended, certain provisions of which are incorporated by reference under California law.


         In the opinion of Greenberg, Traurig, Hoffman, Lipoff, Rosen & Quentel, P.A., special counsel to the Sponsors for Florida tax matters, under existing Florida law:

         1. The Florida Trust will not be subject to income, franchise or other taxes of a similar nature imposed by the State of Florida or its subdivisions, agencies or instrumentalities.

         2. Because Florida does not impose a personal income tax, non-corporate Certificateholders of Units of the Florida Trust will not be subject to any Florida income taxes with respect to (i) amounts received by the Florida Trust on the Bonds it holds; (ii) amounts which are distributed by the Florida Trust to non-corporate Certificateholders of the Florida Trust; or
    (iii) any gain realized on the sale or redemption of Bonds by the Florida Trust or of a Unit of the Florida Trust by a noncorporate Certificateholder. However, corporations (including limited liability companies) as defined in Chapter 220, Florida Statutes (1995), as amended, which are otherwise subject to Florida income taxation will be subject to tax on their respective share of any income and gain realized by the Florida Trust and on any gain realized on the sale or redemption of Units of the Florida Trust by the corporate Certificateholder.

         3. The Units will be subject to Florida estate taxes only if held by Florida residents, or if held by non-residents deemed to have business situs in Florida. The Florida estate tax is limited to the amount of the credit for state death taxes provided for in Section 2011 of the Internal Revenue Code of 1986, as amended.

         4. Bonds issued by the State of Florida or its political subdivisions are exempt from Florida intangible personal property taxation under Chapter 199, Florida Statutes (1995), as amended. Bonds issued by the Government of Puerto Rico or by the Government of Guam, or by their authority, are exempt by Federal statute from taxes such as the Florida intangible personal property tax. Thus, the Florida Trust will not be subject to Florida intangible personal property tax on any Bonds in the Florida Trust issued by the State of Florida or its political subdivisions, by the Government of Puerto Rico or by its authority or by the Government of Guam or by its authority. In addition, the Units of the Florida Trust will not be subject to the Florida intangible personal property tax if the Florida Trust invests solely in such Florida, Puerto Rico or Guam debt obligations.


         In the opinion of Hunton & Williams, special counsel to the Sponsors for Virginia tax matters, under existing Virginia law applicable to individuals who are Virginia residents and assuming that the Virginia Trust is a grantor trust under the grantor trust rules of Sections 671-679 of the Code:

                                      -35-
82600.6

         The Virginia Trust will be taxable as a grantor trust for Virginia income tax purposes with the result that income of the Virginia Trust will be treated as income of the Certificateholders of the Virginia Trust. Consequently, the Virginia Trust will not be subject to any income or corporate franchise tax imposed by the Commonwealth of Virginia, or its subdivisions, agencies or instrumentalities.

         Interest on the Bonds in the Virginia Trust that is exempt from Virginia income tax when received by the Virginia Trust will retain its tax exempt status in the hands of the Certificateholders of the Virginia Trust.


         A Certificateholder of the Virginia Trust will realize a taxable event when the Virginia Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or when the Certificateholder redeems or sells his Units, and taxable gain for Federal income tax purposes may result in taxable gain for Virginia income tax purposes. Certain Bonds, however, may have been issued under Acts of the Virginia General Assembly which provide that all income from such Bond, including any profit from the sale thereof, shall be free from all taxation by the Commonwealth of Virginia. To the extent that any such profit is exempt from Virginia income tax, any such profit received by the Virginia Trust will retain its tax exempt status in the hands of the Certificateholders of the Virginia Trust.


         In the case of Bonds that are industrial revenue bonds ("IRBs") or certain types of private activity bonds, the opinions of bond counsel to the respective issuing authorities indicate that interest on such Bonds is exempt from regular federal income tax. However, interest on such Bonds will not be exempt from regular federal income tax for any period during which such Bonds are held by a "substantial user" of the facilities financed by the proceeds of such Bonds or by a "related person" thereof within the meaning of the Code. Therefore, interest on any such Bonds allocable to a Certificateholder who is such a "substantial user" or "related person" thereof will not be tax-exempt. Furthermore, in the case of IRBs that qualify for the "small issue" exemption, the "small issue" exemption will not be available or will be lost if, at any time during the three-year period beginning on the later of the date the facilities are placed in service or the date of issue, all outstanding tax-exempt IRBs, together with a proportionate share of any present issue, of an owner or principal user (or related person) of the facilities exceeds $40,000,000. In the case of IRBs issued under the $10,000,000 "small issue" exemption, interest on such IRBs will become taxable if the face amount of such IRBs plus certain capital expenditures exceeds $10,000,000.

         In addition, a Bond can lose its tax-exempt status as a result of other subsequent but unforeseeable events such as prohibited "arbitrage" activities by the issuer of the Bond or the failure of the Bond to continue to satisfy the conditions required for the exemption of interest thereon from regular federal income tax. No investigation has been made as to the current or future owners or users of the facilities financed by the Bonds, the amount of such persons' outstanding tax-exempt IRBs, or the facilities themselves, and no assurance can be given that future events will not affect the tax-exempt status of the Bonds. Investors should consult their tax advisors for advice with respect to the effect of these provisions on their particular tax situation.

         Interest on indebtedness incurred or continued to purchase or carry the Units is not deductible for regular federal income tax purposes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units. Also, in the case of certain financial institutions

                                      -36-
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



that acquire Units, in general no deduction is allowed for interest expense allocable to the Units.


         From time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on debt obligations similar to the Bonds in the State Trusts, and it can be expected that similar proposals may be introduced in the future.


         In South Carolina v. Baker, the U.S. Supreme Court held that the federal government may constitutionally require states to register bonds they issue and subject the interest on such bonds to federal income tax if not registered, and that there is no constitutional prohibition against the federal government's taxing the interest earned on state or other municipal bonds. The Supreme Court decision affirms the authority of the federal government to regulate and control bonds such as the Bonds in the Trust and to tax interest on such bonds in the future. The decision does not, however, affect the current exemption from taxation of the interest earned on the Bonds in the Trust in accordance with Section 103 of the Code.

         The opinions of bond counsel to the issuing governmental authorities to the effect that interest on the Bonds is exempt from regular federal income tax may be limited to law existing at the time the Bonds were issued, and may not apply to the extent that future changes in law, regulations or interpretations affect such Bonds. Investors are advised to consult their own tax advisors for advice with respect to the effect of any legislative changes.


                                    LIQUIDITY


         Sponsor Repurchase. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units of each State Trust and continuously to offer to repurchase the Units of the Trusts. The Sponsor's secondary market repurchase price will be based on the aggregate bid price of the Bonds in each State Trust portfolio, determined by the Evaluator on a daily basis, and will be the same as the redemption price. (See "Trustee Redemption.") Certificateholders who wish to dispose of their Units should inquire of the Sponsor as to current market prices prior to making a tender for redemption. The Sponsor may discontinue repurchases of Units of a State Trust if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which Certificates representing Units of a State Trust are physically received in proper form by the Sponsor, Reich & Tang Distributors L.P., 600 Fifth Avenue, New York, N.Y. 10020. Units received after 4:00 p.m., New York Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units of a State Trust, a Certificateholder may be able to dispose of Units only by tendering them to the Trustee for redemption.


         Prospectuses relating to certain other bond trusts indicate an intention by the Sponsor, subject to change, to repurchase units of those funds on the basis of a price higher than the bid prices of the Bonds in the Trusts. Consequently, depending upon the prices actually paid, the secondary market repurchase price of other trusts may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for Units of these State Trusts, although in all bond trusts, the purchase price per unit depends primarily on the value of the bonds in the trust portfolio.


         Units purchased by the Sponsor in the secondary market may be re-offered for sale by the Sponsor at a price based on the aggregate bid price of the Bonds in a State Trust [(Note: plus the applicable sales charge (see "Public Offering Price") plus a 5-1/2% sales charge (5.820% of the net amount invested)] plus net accrued interest. Any Units that are purchased by the


                                      -37-
82600.6

Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.

         The Sponsor may, under certain circumstances, as a service to Certificateholders, elect to purchase any Units tendered to the Trustee for redemption (see "Trustee Redemption"). For example, if in order to meet redemptions of Units the Trustee must dispose of Bonds, and if such disposition cannot be made by the redemption date (seven calendar days after tender), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Certificateholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender.


         TRUSTEE REDEMPTION. Units may also be tendered to the Trustee for redemption at its corporate trust office as set forth in Part A of this Prospectus, upon proper delivery of Certificates representing such Units and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be cancelled.


         Certificates representing Units to be redeemed must be delivered to the Trustee and must be properly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in the case of lost, stolen or mutilated Certificates). Thus, redemptions of Units cannot be effected until Certificates representing such Units have been delivered by the person seeking redemption. (See "Certificates.") Certificateholders must sign exactly as their names appear on the faces of their Certificates. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.


         Within three business days following a tender for redemption, the Certificateholder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that, with respect to Units received after the close of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.


         Accrued interest paid on redemption shall be withdrawn from the appropriate Interest Account, or, if the balance therein is insufficient, from the appropriate Principal Account. All other amounts paid on redemption shall be withdrawn from the appropriate Principal Account. The Trustee is empowered to sell Bonds in order to make funds available for redemptions. Such sales, if required, could result in a sale of Bonds by the Trustee at a loss. To the extent Bonds in a State Trust are sold, the size and diversity of such Trust will be reduced.

         The Redemption Price per Unit of a State Trust is the pro rata share of each Unit in such State Trust determined by the Trustee on the basis of (i) the cash on hand in such Trust or monies in the process of being collected, (ii) the value of the Bonds in such State Trust based on the bid prices of such Bonds and
(iii) interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of such State Trust, (b) the accrued expenses of such State Trust and (c) cash allocated for distribution to Certificateholders of record of such State Trust as of the business day prior to the evaluation being made. The Evaluator may determine the value of the Bonds in such State Trust for purposes of redemption (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers

                                      -38-
82600.6
who customarily deal in bonds comparable to those held by such State Trust, (2) on the basis of bid prices for bonds comparable to any Bonds for which bid prices are not available, (3) by determining the value of the Bonds by appraisal, or (4) by any combination of the above.

         The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Certificateholder at prices which will return to the Certificateholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Certificateholder on the day he would otherwise be entitled to receive payment of the Redemption Price.

         The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee and the Sponsor are not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.

         A Certificateholder who wishes to dispose of his Units should inquire of his bank or broker in order to determine if there is a current secondary market price in excess of the Redemption Price.


                             TOTAL REINVESTMENT PLAN


         Under the Total Reinvestment Plan (the "Plan"), semi-annual and annual Certificateholders may elect to have all interest and principal distributions, if any, with respect to their Units reinvested either in units of various series of "Municipal Securities Trust"* which will have been created shortly before each semi-annual or annual Payment Date (a "Primary Series") or, if units of a Primary Series are not available, in units of a previously formed series of the Trust which have been repurchased by the Sponsor in the secondary market, including the Units being offered hereby (a "Secondary Series") (Primary Series and Secondary Series are hereafter collectively referred to as "Available Series"). June 15 and December 15 of each year in the case of semi-annual Certificateholders and December 15 of each year in the case of annual Certificateholders are "Plan Reinvestment Dates."

         Under the Plan (subject to compliance with applicable blue sky laws), fractional units ("Plan Units") will be purchased from the Sponsor at a price equal to the aggregate offering price per Unit of the bonds in the Available Series portfolio during the initial offering of the Available Series or at the
--------
* Certificateholders of a particular State Trust of the Multi-State Trust who participate in the Plan will have reinvestments made in Units from the same State Trust of a similar Multi-State Trust if such Units are available. If no such Units are available for reinvestment, distributions to Certificate-holders will be reinvested in Units of regular series of Municipal Securities Trust, the income earned on which may not be exempt from state and local income taxes.


                                      -39-
82600.6
aggregate bid price per Unit of the Available Series if its initial offering has been completed, plus a sales charge equal to 3.627% of the net amount invested in such bonds or 3-1/2% of the Reinvestment Price per Plan Unit, plus accrued interest, divided by one hundred (the "Reinvestment Price per Plan Unit"). All Plan Units will be sold at this reduced sales charge of 3-1/2% in comparison to the regular sales charge levied on primary and secondary market sales of Units in any series of "Municipal Securities Trust." Participants in the Plan will have the opportunity to designate, in the Authorization Form for the Plan, the name of a broker to whom the Sponsor will allocate a sales commission of 1-1/2% of the Reinvestment Price per Plan Unit, payable out of the 3-1/2% sales charge. If no such designation is made, the Sponsor will retain the sales commission.


         Under the Plan, the entire amount of a participant's income and principal distributions will be reinvested. For example, a Certificateholder who is entitled to receive $130.50 interest income from the Trust would acquire
13.05 Plan Units assuming that the Reinvestment Price per Plan Unit, plus accrued interest, approximated $10 (Ten Dollars).

         A semi-annual or annual Certificateholder may join the Plan at the time he invests in Units of the State Trust or any time thereafter by delivering to the Trustee an Authorization Form which is available from brokers or the Sponsor. In order that distributions may be reinvested on a particular Plan Reinvestment Date, the Authorization Form must be received by the Trustee not later than the 15th day of the month preceding such date. Authorization Forms not received in time for a particular Plan Reinvestment Date will be valid only for the second succeeding Plan Reinvestment Date. Similarly, a participant may withdraw from the program at any time by notifying the Trustee (see below). However, if written confirmation of withdrawal is not given to the Trustee prior to a particular distribution, the participant will be deemed to have elected to participate in the Plan with respect to that particular distribution and his withdrawal would become effective for the next succeeding distribution.

         Once delivered to the Trustee, an Authorization Form will constitute a valid election to participate in the Plan with respect to Units purchased in the Trust (and with respect to Plan Units purchased with the distributions from the Units purchased in the State Trust) for each subsequent distribution as long as the Certificateholder continues to participate in the Plan. However, if an Available Series should materially differ from the Trust in the opinion of the Sponsor, the authorization will be voided and participants will be provided with both a notice of the material change and a new Authorization Form which would have to be returned to the Trustee before the Certificateholder would again be able to participate in the Plan. The Sponsor anticipates that a material difference which would result in a voided authorization would include such facts as the inclusion of bonds in the Available Series portfolio, the interest income on which was not exempt from all Federal income tax, or the inclusion of bonds which were not rated "A" or better by either Standard & Poor's Corporation or Moody's Investors Service, Inc. on the date such bonds were initially deposited in the Available Series portfolio.

         The Sponsor has the option at any time to use units of a Secondary Series to fulfill the requirements of the Plan in the event units of a Primary Series are not available either because a Primary Series is not then in existence or because the registration statement relating thereto is not declared effective in sufficient time to distribute final prospectuses to Plan participants (see below). It should be noted that there is no assurance that the quality and diversification of the Bonds in any Available Series or the estimated current return thereon will be similar to that of this Trust.


                                      -40-
82600.6

         It is the Sponsor's intention that Plan Units will be offered on or about each semi-annual and annual Record Date for determining who is eligible to receive distributions on the related Payment Date. Such Record Dates are June 1 and December 1 of each year for semi-annual Certificateholders, and December 1 of each year for annual Certificateholders. On each Record Date the Sponsor will send a current Prospectus relating to the Available Series being offered for the next Plan Reinvestment Date along with a letter which reminds each participant that Plan Units are being purchased for him as part of the Plan unless he notifies the Trustee in writing by that Plan Reinvestment Date that he no longer wishes to participate in the Plan. In the event a Primary Series has not been declared effective in sufficient time to distribute a final Prospectus relating thereto and there is no Secondary Series as to which a registration statement is currently effective, it is the Sponsor's intention to suspend the Plan and distribute to each participant his regular semi-annual or annual distribution. If the Plan is so suspended, it will resume in effect with the next Plan Reinvestment Date, assuming units of an Available Series are then being offered.

         To aid a participant who might desire to withdraw either from the Plan or from a particular distribution, the Trustee has established a toll free number (see below) for participants to use for notification of withdrawal, which must be confirmed in writing prior to the Plan Reinvestment Date. Should the Trustee be so notified, it will make the appropriate cash disbursement. Unless the withdrawing participant specifically indicates in his written confirmation that (a) he wishes to withdraw from the Plan for that particular distribution only, or (b) he wishes to withdraw from the Plan for less than all units of each series of "Municipal Securities Trust" which he might then own (and specifically identifies which series are to continue in the Plan), he will be deemed to have withdrawn completely from the Plan in all respects. Once a participant withdraws completely, he will only be allowed to again participate in the Plan by submitting a new Authorization Form. A sale or redemption of a portion of a participant's Plan Units will not constitute a withdrawal from the Plan with respect to the remaining Plan Units owned by such participant.

         Unless a Certificateholder notifies the Trustee in writing to the contrary, each semi-annual and annual Certificateholder who has acquired Plan Units will be deemed to have elected the semi-annual and annual plan of distribution, respectively, and to participate in the Plan with respect to distributions made in connection with such Plan Units. (Should the Available Series from which Plan Units are purchased for the account of an annual Certificateholder fail to have an annual distribution plan, such Certificateholder will be deemed to have elected the semi-annual plan of distribution, and to participate in the Plan with respect to distributions made, in connection with such Plan Units.) A participant who subsequently desires to have distributions made with respect to Plan Units delivered to him in cash may withdraw from the Plan with respect to such Plan Units and remain in the Plan with respect to units acquired other than through the Plan. Assuming a participant has his distributions made with respect to Plan Units reinvested, all such distributions will be accumulated with distributions generated from the Units of the Trust used to purchase such additional Plan Units. However, distributions related to units in other series of "Municipal Securities Trust" will not be accumulated with the foregoing distributions for Plan purchases. Thus, if a person owns units in more than one series of "Municipal Securities Trust" (which are not the result of purchases under the Plan), distributions with respect thereto will not be aggregated for purchases under the Plan.

         Although not obligated to do so, the Sponsor intends to maintain a market for the Plan Units and continuously to offer to purchase Plan Units at prices based upon the aggregate offering price of the Bonds in the Available Series portfolio during the initial offering of the Available Series, or at

                                      -41-
82600.6
the aggregate bid price of the Bonds of the Available Series of its initial offering has been completed. The Sponsor may discontinue such purchases at any time. The aggregate bid price of the underlying bonds may be expected to be less than the aggregate offering price. In the event that a market is not maintained for Plan Units, a participant desiring to dispose of his Plan Units may be able to do so only by tendering such Plan Units to the Trustee for redemption at the Redemption Price of the full units in the Available Series corresponding to such Plan Units, which is based upon the aggregate bid price of the underlying bonds as described in the "Municipal Securities Trust" Prospectus for the Available Series in question. If a participant wishes to dispose of his Plan Units, he should inquire of the Sponsor as to current market prices prior to making a tender for redemption to the Trustee.

         Any participant may tender his Plan Units for redemption to the Available Series Trust. Participants may redeem Plan Units by making a written request to the Trustee at the address set forth in Part A, on the Redemption Form supplied by the Trustee. The redemption price per Plan Unit will be determined as set forth in the "Municipal Securities Trust" Prospectus of the Available Series from which such Plan Unit was purchased following receipt of the request and adjusted to reflect the fact that it relates to a Plan Unit. There is no charge for the redemption of Plan Units.

         The Trust Agreement requires that the Trustee notify the Sponsor of any tender of Plan Units for redemption. So long as the Sponsor is maintaining a bid in the secondary market, the Sponsor will purchase any Plan Units tendered to the Trustee for redemption by making payment therefor to the Certificateholder in an amount not less than the redemption price for such Plan Units on the date of tender not later than the day on which such Plan Units otherwise would have been redeemed by the Trustee.

         Participants in the Plan will not receive individual certificates for their Plan Units unless the amount of Plan Units accumulated represents the principal amount of bonds per Unit for the Available Series and, in such case, a written request for certificates is made to the Trustee. All Plan Units will be accounted for by the Trustee on a book entry system. Each time Plan Units are purchased under the Plan, a participant will receive a confirmation stating his cost, number of Units purchased and estimated current return. Questions regarding a participant's statements should be directed to the Trustee by calling the Trustee at the number set forth under "Summary of Essential Information" in Part A of this Prospectus.

         All expenses relating to the operation of the Plan are borne by the Sponsor. Both the Sponsor and the Trustee reserve the right to suspend, modify or terminate the Plan at any time for any reason, including the right to suspend the Plan if the Sponsor is unable or unwilling to establish a Primary Series or is unable to provide Secondary Series Units. All participants will receive notice of any such suspension, modification or termination.


                              TRUST ADMINISTRATION


         PORTFOLIO SUPERVISION. The Sponsor may direct the Trustee to dispose of Bonds in a State Trust upon (i) default in payment of principal or interest on such Bonds, (ii) institution of certain legal proceedings with respect to the issuers of such Bonds, (iii) default under other documents adversely affecting debt service on such Bonds, (iv) default in payment of principal or interest on other obligations of the same issuer or guarantor, (v) with respect to revenue Bonds, decline in revenues and income of any facility or project below the estimated levels calculated by proper officials charged with the construction or operation of such facility or project, or (vi) decline in price or the occurrence of other market or credit factors that in the opinion


                                      -42-
82600.6
of the Sponsor would make the retention of such Bonds in such State Trust detrimental to the interests of the Certificateholders. If a default in the payment of principal or interest on any of the Bonds occurs and if the Sponsor fails to instruct the Trustee to sell or hold such Bonds, the Trust Agreement provides that the Trustee may sell such Bonds.

         The Sponsor is authorized by the Trust Agreement to direct the Trustee to accept or reject certain plans for the refunding or refinancing of any of the Bonds. Any bonds received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as the Bonds originally deposited. Within five days after such deposit in a State Trust, notice of such exchange and deposit shall be given by the Trustee to each Certificateholder of such Trust registered on the books of the Trustee, including an identification of the Bonds eliminated and the Bonds substituted therefor. Except as previously stated in the discussion regarding Failed Bonds, the acquisition by a State Trust of any securities other than the Bonds initially deposited is prohibited.


         TRUST AGREEMENT, AMENDMENT AND TERMINATION. The Trust Agreement may be amended by the Trustee, the Sponsor and the Evaluator without the consent of any of the Certificateholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Certificateholders.


         The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of the holders of Certificates evidencing 66-2/3% of the Units then outstanding of each State Trust affected by such amendment for the purpose of modifying the rights of Certificateholders; provided that no such amendment or waiver shall reduce any Certificateholder's interest in a State Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Certificates. The Trust Agreement may not be amended, without the consent of the holders of all Certificates in a State Trust then outstanding, to increase the number of Units issuable by such State Trust or to permit the acquisition of any bonds in addition to or in substitution for those initially deposited in such State Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Certificateholders, in writing, of the substance of any such amendment.

         The Trust Agreement provides that each State Trust shall terminate upon the maturity, redemption or other disposition, as the case may be, of the last of the Bonds held in such State Trust, but in no event is it to continue beyond the end of the calendar year preceding the fiftieth anniversary of the execution of the Trust Agreement. If the value of a State Trust shall be less than the minimum amount set forth under "Summary of Essential Information in Part A" for such State Trust, the Trustee may, in its discretion, and shall when so directed by the Sponsor, terminate such State Trust. Each State Trust may also be terminated at any time with the consent of the holders of Certificates representing 100% of the Units of such State Trust then outstanding. In the event of termination of a State Trust, written notice thereof will be sent by the Trustee to all Certificateholders of such State Trust. Within a reasonable period after termination, the Trustee must sell any Bonds remaining in the terminated State Trust, and, after paying all expenses and charges incurred by such State Trust, distribute to each Certificateholder thereof, upon surrender for cancellation of his Certificate for Units, his pro rata share of the Interest and Principal Accounts of such State Trust.

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




The Sponsor. The Sponsor, Reich & Tang Distributors L.P. ("Reich & Tang") is engaged in the brokerage business and is a member of the National Association of Securities Dealers, Inc. Reich & Tang is also a registered investment adviser. Reich & Tang maintains its principal business offices at 600 Fifth Avenue, New York, New York 10020. Reich & Tang Asset Management L.P. ("RTAM LP"), a registered investment adviser, having its principal place of business at 399 Boylston Street, Boston, MA 02116, is the 99% limited partner of the Sponsor. RTAM LP is 99.5% owned by New England Investment Companies, LP ("NEIC LP") and Reich & Tang Asset Management, Inc., a wholly owned subsidiary of NEIC LP, owns the remaining .5% interest of RTAM LP and is its general partner. NEIC LP's general partner is New England Investment Companies, Inc. ("NEIC"), a holding company offering a broad array of investment styles across a wide range of asset categories through eleven subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. These affiliates in the aggregate are investment advisers or managers to over 54 registered investment companies. Reich & Tang is the successor sponsor for numerous series of unit investment trusts, including, New York Municipal Trust, Series 1 (and Subsequent Series), Municipal Securities Trust, Series 1 (and Subsequent Series), 1st Discount Series (and Subsequent Series), Multi-State Series 1 (and Subsequent Series), Mortgage Securities Trust, Series 1 (and Subsequent Series), Insured Municipal Securities Trust, Series 1 (and Subsequent Series), 5th Discount Series (and Subsequent Series), and Equity Securities Trust, Series 1, Signature Series, Gabelli Communications Income Trust (and Subsequent Series).


         On August 30, 1996, New England Mutual Life Insurance Company ("The New England") and Metropolitan Life Insurance Company ("MetLife") merged, with MetLife being the continuing company. RTAM L.P. remains a wholly-owned subsidiary of NEIC LP, but RTAM Inc. its sole general partner, is now an indirect subsidiary of MetLife. Also, Metlife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns 55% of the outstanding limited partnership interest of NEIC L.P., also indirectly owns a majority of the outstanding limited partnership interest of NEIC LP.

         MetLife is a mutual life insurance company with assets of $142.2 billion at March 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.2 trillion at March 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.


         For certain other Trusts as set forth in the "Summary of Essential Information" in Part A, the Sponsors are Reich & Tang and Gruntal & Co., L.L.C., both of whom have entered into an Agreement Among Co-Sponsors pursuant to which both parties have agreed to act as Co-Sponsors for the Trust. Reich & Tang has been appointed by Gruntal & Co., L.L.C. as agent for purposes of taking any action required or permitted to be taken by the Sponsor under the Trust Agreement. If the Sponsors are unable to agree with respect to action to be taken jointly by them under the Trust Agreement and they cannot agree as to which Sponsor shall act as sole Sponsor, then Reich & Tang shall act as sole Sponsor. If one of the Sponsors fails to perform its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, that Sponsor may be discharged under the Trust Agreement and a new Sponsor may be appointed or the remaining Sponsor may continue to act as Sponsor.

         Gruntal & Co., L.L.C., a Delaware limited liability company, operates a regional securities broker/dealer from its main office in New York City and branch offices in nine states. The firm is very active in the marketing of

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




investment companies and has signed dealer agreements with many mutual fund groups. Further, through its Syndicate Department, Gruntal & Co., L.L.C. has underwritten a large number of Closed-End Funds and has been Co-Manager on the following offerings: Cigna High Income Shares; Dreyfus New York Municipal Income, Inc.; Franklin Principal Maturity Trust and Van Kampen Merritt Limited Term High Income Trust. The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor.

         If at any time the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may either (a) appoint a successor Sponsor; (b) terminate the Trust Agreement and liquidate the Trust; or (c) continue to act as Trustee without terminating the Trust Agreement. Any successor Sponsor appointed by the Trustee shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.

         THE TRUSTEE. For certain of the State Trusts, as set forth in the "Summary of Essential Information" in Part A, the Trustee is The Chase Manhattan Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 (800) 428-8890 and its unit investment trust office at 4 New York Plaza, New York, New York 10004. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

         For certain other State Trusts as set forth in the "Summary of Essential Information" in Part A, the Trustee is The Bank of New York, a trust company organized under the laws of New York, having its offices at 101 Barclay Street, New York, New York 10286. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. The Trustee must be a banking corporation organized under the laws of the United States or any state which is authorized under such laws to exercise corporate trust powers and must have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000. The duties of the Trustee are primarily ministerial in nature. The Trustee did not participate in the selection of Securities for the portfolio of the Trust.


         The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment; or for any disposition of any moneys, Bonds or Certificates in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the

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



Trustee shall not in any event be liable or responsible for any evaluation made by the Evaluator. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or the Trusts which it may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds pursuant to the Trust Agreement.

         For further information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Certificateholders."

         The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of resignation to all Certificateholders. In such an event the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Certificateholder by the Sponsor. If upon resignation of the Trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

         Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any state and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.


         THE EVALUATOR. The Evaluator is Kenny S&P Evaluation Services, a business unit of J. J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. with main offices located at 65 Broadway, New York, New York 10006. The Evaluator is a wholly-owned subsidiary of McGraw-Hill, Inc. The Evaluator is a registered investment advisor and also provides financial information services.


         The Trustee, the Sponsor and Certificateholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor, or Certificateholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         The Evaluator may resign or may be removed by the Sponsor and Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the retiring Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.



                                      -46-
82600.6

                           TRUST EXPENSES AND CHARGES


         At no cost to the State Trusts, the Sponsor has borne the expenses of creating and establishing the State Trusts, including the cost of initial preparation and execution of the Trust Agreement, registration of the State Trusts and the Units under the Investment Company Act of 1940 and the Securities Act of 1933, preparation and printing of the Certificates, legal and auditing expenses, advertising and selling expenses, initial fees and expenses of the Trustee and other out-of-pocket expenses. The fees of the Evaluator, however, incurred during the initial public offering are paid directly by the Trustee.


         The Sponsor will not charge the State Trust a fee for its services as such. See "Sponsor's Profits."

         The Trustee will receive for its ordinary recurring services to each State Trust an annual fee in the amount set forth under "Summary of Essential Information" in Part A. For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Certificateholders."

         The Evaluator will receive for each daily evaluation of the Bonds in the Trust a fee in the amount set forth under "Summary of Essential Information" in Part A, which fee shall be allocated pro rata among each State Trust.

         The Trustee's and Evaluator's fees applicable to a State Trust are payable monthly as of the Record Date from such State Trust's Interest Account to the extent funds are available and then from such Trust's Principal Account. Both fees may be increased without approval of the Certificateholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent."

         The following additional charges are or may be incurred by any or all of the State Trusts: all expenses (including counsel and auditing fees) of the Trustee incurred in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect a State Trust and the rights and interests of the Certificateholders; fees of the Trustee for any extraordinary services performed under the Trust Agreement; indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of a State Trust; indemnification of the Sponsor for any loss, liabilities and expenses incurred in acting as Sponsor of a State Trust without gross negligence, bad faith or willful misconduct on its part; and all taxes and other governmental charges imposed upon the Bonds or any part of a State Trust (no such taxes or charges are being levied, made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee are secured by a first lien on the State Trust to which such expenses are allocable. In addition, the Trustee is empowered to sell Bonds of a State Trust in order to make funds available to pay all expenses of such State Trust.


         Unless the Sponsor otherwise directs, the accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds $.50 per 1,000 Units. Certificateholders covered by the audit during the year may receive a copy of the audited financials upon request.




                                      -47-
82600.6

                     EXCHANGE PRIVILEGE AND CONVERSION OFFER


         EXCHANGE PRIVILEGE. Certificateholders will be able to elect to exchange any or all of their Units of this Trust for Units of one or more of any available series of Equity Securities Trust, Insured Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust or Mortgage Securities Trust (the "Exchange Trusts") at a reduced sales charge as set forth below. Under the Exchange Privilege, the Sponsor's repurchase price during the initial offering period of the Units being surrendered will be based on the market value of the Securities in the Trust portfolio or on the aggregate offer price of the Bonds in the other Trust Portfolios; and, after the initial offering period has been completed, will be based on the aggregate bid price of the Bonds in the particular Trust portfolio. Units in an Exchange Trust then will be sold to the Certificateholder at a price based on the aggregate offer price of the Bonds in the Exchange Trust portfolio (or for units of Equity Securities Trust, based on the market value of the underlying securities in the Trust portfolio) during the initial public offering period of the Exchange Trust; and after the initial public offering period has been completed, based on the aggregate bid price of the Bonds in the Exchange Trust Portfolio if its initial offering has been completed plus accrued interest (or for units of Equity Securities Trust, based on the market value of the underlying securities in the Trust portfolio) and a reduced sales charge as set forth below.

         Except for Certificateholders who wish to exercise the Exchange Privilege within the first five months of their purchase of Units of the Trust, any purchaser who purchases Units under the Exchange Privilege will pay a lower sales charge than that which would be paid for the Units by a new investor. For Certificateholders who wish to exercise the Exchange Privilege within the first five months of their purchase of Units of the Trust, the sales charge applicable to the purchase of units of an Exchange Trust shall be the greater of (i) the reduced sales charge or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of Units of the Trust would equal the sales charge applicable in the direct purchase of units of an Exchange Trust.

         Exercise of the Exchange Privilege by Certificateholders is subject to the following conditions (i) the Sponsor must be maintaining a secondary market in the units of the available Exchange Trust, (ii) at the time of the Certificateholder's election to participate in the Exchange Privilege, there must be units of the Exchange Trust available for sale, either under the initial primary distribution or in the Sponsor's secondary market, (iii) exchanges will be effected in whole units only, (iv) Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 Units and (v) Units of the Equity Securities Trust may only be acquired in blocks of 100 Units. Certificateholders will not be permitted to advance any funds in excess of their redemption in order to complete the exchange. Any excess proceeds received from a Certificateholder for exchange will be remitted to such Certificateholder.

         The Sponsor reserves the right to suspend, modify or terminate the Exchange Privilege. The Sponsor will provide Certificateholders of the Trust with 60 days' prior written notice of any termination or material amendment to the Exchange Privilege, provided that, no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trust eligible for the Exchange Privilege or to delete a series which has been terminated from eligibility for the Exchange Privilege, (ii) there is a suspension of the redemption of units of an Exchange Trust under Section 22(e) of the Investment Company Act of 1940, or (iii) an Exchange Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and


                                      -48-
82600.6
restrictions. During the 60-day notice period prior to the termination or material amendment of the Exchange Privilege described above, the Sponsor will continue to maintain a secondary market in the units of all Exchange Trusts that could be acquired by the affected Certificateholders. Certificateholders may, during this 60-day period, exercise the Exchange Privilege in accordance with its terms then in effect.

         To exercise the Exchange Privilege, a Certificateholder should notify the Sponsor of his desire to exercise his Exchange Privilege. If Units of a designated, outstanding series of an Exchange Trust are at the time available for sale and such Units may lawfully be sold in the state in which the Certificateholder is a resident, the Certificateholder will be provided with a current prospectus or prospectuses relating to each Exchange Trust in which he indicates an interest. He may then select the Trust or Trusts into which he desires to invest the proceeds from his sale of Units. The exchange transaction will operate in a manner essentially identical to a secondary market transaction except that units may be purchased at a reduced sales charge.

         THE CONVERSION OFFER. Unit owners of any registered unit investment trust for which there is no active secondary market in the units of such trust (a "Redemption Trust") will be able to elect to redeem such units and apply the proceeds of the redemption to the purchase of available Units of one or more series of Municipal Securities Trust, Insured Municipal Securities Trust, Mortgage Securities Trust, New York Municipal Trust or Equity Securities Trust (the "Conversion Trusts") at the Public Offering Price for units of the Conversion Trust based on a reduced sales charge as set forth below. Under the Conversion Offer, units of the Redemption Trust must be tendered to the trustee of such trust for redemption at the redemption price determined as set forth in the relevant Redemption Trust's prospectus. The purchase price of the units will be based on the aggregate offer price of the in the Conversion Trust's portfolio securities during its initial offering period; or, at a price based on the aggregate bid price of the underlying bonds if the initial public offering of the Conversion Trust has been completed, plus accrued interest and a sales charge as set forth below. If the participant elects to purchase units of the Equity Securities Trust under the Conversion Offer, the purchase price of the units will be based, at all times, on the market value of the underlying securities in the Trust portfolio plus a sales charge.

    Except for Certificateholders who wish to exercise the Conversion Offer within the first five months of their purchase of units of a Redemption Trust, any Certificateholder who purchases Units under the Conversion Offer will pay a lower sales charge than that which would be paid for the Units by a new investor. For Certificateholders who wish to exercise the Conversion Offer within the first five months of their purchase of units of Redemption Trust, the sales charge applicable to the purchase of Units of a Conversion Trust shall be the greater of (i) the reduced sales charge or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of units of the Redemption Trust would equal the sales charge applicable in the direct purchase of Units of a Conversion Trust.

    The exercise of the Conversion Offer is subject to the following limitations: (i) the Conversion Offer is limited only to unit owners of any Redemption Trust, (ii) at the time of the unit owner's election to participate in the Conversion Offer, there also must be available units of a Conversion Trust, either under a primary distribution or in the Sponsor's secondary market,
(iii) exchanges under the Conversion Offer will be effected in whole units only,
(iv) units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 units, (v) units of the Equity Securities Trust may only be acquired in blocks of 100 Units. Unit owners will not be permitted to advance any new funds in order to complete an exchange under the Conversion Offer.


                                      -49-
82600.6

Any excess proceeds from units being redeemed will be returned to the unit owner.

    The Sponsor reserves the right to modify, suspend or terminate the Conversion Offer. The Sponsor will provide Certificateholders with 60 days prior written notice of any termination or material amendment to the Conversion Offer, provided that, no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trusts eligible for the Conversion Offer, to add any new unit investment trust sponsored by Reich & Tang or a sponsor controlled by or under common control with Reich & Tang, or to delete a series which has been terminated from eligibility for the Conversion Offer, (ii) there is a suspension of the redemption of units of a Conversion Trust under
Section 22(e) of the Act, or (iii) a Conversion Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions.

    To exercise the Conversion Offer, a unit owner of a Redemption Trust should notify his retail broker of his desire to redeem his Redemption Trust Units and use the proceeds from the redemption to purchase Units of one or more of the Conversion Trusts. If Units of a designated, outstanding series of a Conversion Trust are at that time available for sale and if such Units may lawfully be sold in the state in which the unit owner is a resident, the unit owner will be provided with a current prospectus or prospectuses relating to each Conversion Trust in which he indicates an interest. He then may select the Trust or Trusts into which he decides to invest the proceeds from the sale of his Units. The transaction will be handled entirely through the unit owner's retail broker. The retail broker must tender the units to the trustee of the Redemption Trust for redemption and then apply the proceeds to the redemption toward the purchase of units of a Conversion Trust at a price based on the aggregate offer or bid side evaluation per Unit of the Conversion Trust, depending on which price is applicable, plus accrued interest and the applicable sales charge. The certificates must be surrendered to the broker at the time the redemption order is placed and the broker must specify to the Sponsor that the purchase of Conversion Trust Units is being made pursuant to the Conversion Offer. The unit owner's broker will be entitled to retain a portion of the sales charge.

         DESCRIPTION OF THE EXCHANGE TRUSTS AND THE CONVERSION TRUSTS. Municipal Securities Trust and New York Municipal Trust may be appropriate investment vehicles for an investor who is more interested in tax-exempt income. The interest income from New York Municipal Trust is, in general, also exempt from New York State and local New York income taxes, while the interest income from Municipal Securities Trust is subject to applicable New York State and local New York taxes, except for that portion of the income which is attributable to New York and Puerto Rico obligations in the Trust portfolio, if any. The interest income from each State Trust of the Municipal Securities Trust, Multi-State Series is, in general, exempt from state and local taxes when held by residents of the state where the issuers of bonds in such State Trusts are located. The Insured Municipal Securities Trust combines the advantages of providing interest income free from regular federal income tax under existing law with the added safety of irrevocable insurance. Insured Navigator Series further combines the advantages of providing interest income free from regular federal income tax and state and local taxes when held by residents of the state where issuers of bonds in such state trusts are located with the added safety of irrevocable insurance. Mortgage Securities Trust offers an investment vehicle for investors who are interested in obtaining safety of capital and a high level of current distributions of interest income through investment in a fixed portfolio of collateralized mortgage obligations. Equity Securities Trust offers investors an opportunity to achieve capital appreciation together with a high level of income.


                                      -50-
82600.6

         TAX CONSEQUENCES OF THE EXCHANGE PRIVILEGE AND THE CONVERSION OFFER. A surrender of units pursuant to the Exchange Privilege or the Conversion Offer will constitute a "taxable event" to the Certificateholder under the Code. The Certificateholder will recognize a tax gain or loss that will be of a long or short-term capital or ordinary income nature depending on the length of time the units have been held and other factors. A Certificateholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion Offer will be equal to the purchase price of such Units. Investors should consult their own tax advisors as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.



                                  OTHER MATTERS


         LEGAL OPINIONS. The legality of the Units originally offered and certain matters relating to federal and New York tax law have been passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022, or Berger Steingut Tarnoff & Stern, 600 Madison Avenue, New York, New York 10022, as counsel for the Sponsor. Certain matters relating to California tax law have been passed upon by Brown & Wood, as special California counsel to the Sponsor. Certain matters relating to Michigan tax law have been passed upon by Miller, Canfield, Paddock and Stone, as special Michigan counsel to the Sponsor. Certain matters relating to Pennsylvania tax law have been passed upon by Saul, Ewing, Remick & Saul, as special Pennsylvania counsel to the Sponsor. Certain matters relating to Virginia tax law have been passed upon by Hunton & Williams, as special Virginia counsel to the Sponsor. Carter, Ledyard & Milburn, Two Wall Street, New York, New York 10005 have acted as counsel for The Chase Manhattan Bank. Messrs. Booth & Baron, 122 East 42nd Street, New York, New York 10168, have acted as counsel for The Bank of New York.

         INDEPENDENT ACCOUNTANTS. The financial statements of the Trusts for the year ended December 31, 1996 included in Part A of this Prospectus have been examined by Price Waterhouse LLP, independent accountants. The financial statements have been so included in reliance on their report given upon the authority of said firm as experts in accounting and auditing. KPMG Peat Marwick LLP has consented to the incorporation by reference of their report on the statements of operations and changes in net assets for the Trusts included in Part A of this Prospectus for the periods ended December 31, 1994 and December 31, 1995, respectively.



                          DESCRIPTION OF BOND RATINGS*


         STANDARD & POOR'S RATINGS SERVICES. A brief description of the applicable Standard & Poor's Corporation rating symbols and their meanings is as follows:


         A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers, or lessees.

         The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price.

--------
*   As described by the rating agencies.


                                      -51-
82600.6

         The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

         The ratings are based, in varying degrees, on the following considerations:

                   (a) Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

                   (b)   Nature of and provisions of the obligation.

                   (c) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                  AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

                  AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and they differ from AAA issues only in small degrees.

                  A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                  BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

                  Plus (+) or Minus (-): To provide more detailed indications of credit quality, the ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                  Provisional Ratings -- (Prov.) following a rating indicates the rating is provisional, which assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.


                  MOODY'S INVESTORS SERVICE. A brief description of the applicable Moody's Investors Service, Inc.'s rating symbols and their meanings is as follows:

                  Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      -52-
82600.6

                  Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements which make the long term risks appear somewhat larger than in Aaa securities.

                  A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Those bonds in the A and Baa group which Moody's believes possess the strongest investment attributes are designated by the symbol A 1 and Baa 1. Other A bonds comprise the balance of the group. These rankings (1) designate the bonds which offer the maximum in security within their quality group, (2) designate bonds which can be bought for possible upgrading in quality and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the market place.

                  Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                  Con-Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are debt obligations secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                                      * * *


                                      -53-
82600.6

                     FOR USE WITH MUNICIPAL SECURITIES TRUST

                             MULTISTATE SERIES 1-11


           ==========================================================


           AUTHORIZATION FOR INVESTMENT IN MUNICIPAL SECURITIES TRUST,
                             MULTI-STATE SERIES ____

                       TRP PLAN - TOTAL REINVESTMENT PLAN


I hereby elect to participate in the TRP Plan and am the owner of ____ units of __________ Trust.

I hereby authorize The Bank of New York, Trustee, to pay all semi-annual or annual distributions of interest and principal (if any) with respect to such units to The Bank of New York, Wall Street Trust Division, as TRP Plan Agent, who shall immediately invest the distributions in units of the available series of The State Trust above or, if unavailable, of other available series of regular Municipal Securities Trust.

The foregoing authorization is subject in Date ____________, 19__ all respects to the terms and conditions of participation set forth in the pros pectus relating to such available series.


------------------------------------        ------------------------------------
Registered Holder (print)                   Registered Holder (print)


------------------------------------        ------------------------------------
Registered Holder Signature                 Registered Holder Signature
                                             (Two signatures if joint tenancy)


My Brokerage Firm's Name

Street Address

City, State and Zipcode

Salesman's Name ___________________ Salesman's No.


           ==========================================================

                 UNIT HOLDERS NEED ONLY DATE AND SIGN THIS FORM.



                               MAIL TO YOUR BROKER
                                       OR
                              THE BANK OF NEW YORK
                      ATTN: UNIT INVESTMENT TRUST DIVISION
                               101 BARCLAY STREET
                            NEW YORK, NEW YORK 10286


82600.6

                     FOR USE WITH MUNICIPAL SECURITIES TRUST

                             MULTISTATE SERIES 12-46


           ==========================================================


           AUTHORIZATION FOR INVESTMENT IN MUNICIPAL SECURITIES TRUST,
                             MULTI-STATE SERIES ____

                       TRP PLAN - TOTAL REINVESTMENT PLAN


I hereby elect to participate in the TRP Plan and am the owner of ____ units of __________ Trust.

I hereby authorize The Chase Manhattan Bank, Trustee, to pay all semi-annual or annual distributions of interest and principal (if any) with respect to such units to The Chase Manhattan Bank, as TRP Plan Agent, who shall immediately invest the distributions in units of the available series of The State Trust above or, if unavailable, of other available series of regular Municipal Securities Trust.

The foregoing authorization is subject in Date ____________, 19__ all respects to the terms and conditions of participation set forth in the pros pectus relating to such available series.


------------------------------------        ------------------------------------
Registered Holder (print)                            Registered Holder (print)


------------------------------------        ------------------------------------
Registered Holder Signature                          Registered Holder Signature
                                               (Two signatures if joint tenancy)


My Brokerage Firm's Name
                         ------------------------------------------------------
Street Address
               ----------------------------------------------------------------
City, State and Zip Code
                         ------------------------------------------------------
Salesman's Name ___________________ Salesman's No._____________________________


           ==========================================================

                 UNIT HOLDERS NEED ONLY DATE AND SIGN THIS FORM.


                               MAIL TO YOUR BROKER
                                       OR
                            THE CHASE MANHATTAN BANK
                        ATTN: THE UIT REINVESTMENT UNIT A
                                4 NEW YORK PLAZA
                            NEW YORK, NEW YORK 10004


82600.6


                                   INDEX
Title                                                                  Page                     *   *   *
                                                                                        MUNICIPAL SECURITIES TRUST
Summary of Essential Information....................................    A-5                MULTI-STATE SERIES
Financial and Statistical Information...............................    A-6
Information Regarding the Trust.....................................    A-7             (A Unit Investment Trust)
Audit and Financial Information.....................................    F-1
                                                                                               Prospectus
The Trust...........................................................      1
The State Trusts....................................................      8              Dated:  April 30 , 1997
Public Offering.....................................................     28
Estimated Long Term Return and Estimated                                                        Sponsor:
  Current Return....................................................     30
Rights of Certificateholders........................................     30          Reich & Tang Distributors L.P.
Tax Status..........................................................     32                 600 Fifth Avenue
Liquidity...........................................................     37               New York, N.Y.  10020
Total Reinvestment Plan.............................................     39                   212-830-5200
Trust Administration................................................     42
Trust Expenses and Charges..........................................     47             (and for certain Trusts:)
Exchange Privilege and Conversion Offer.............................     48               Gruntal & Co., L.L.C.
Other Matters.......................................................     51                  14 Wall Street
Description of Bond Ratings.........................................     51             New York, New York 10005
                                                                                             (212) 267-8800
                  Parts A and B of this Prospectus do not contain all of the
information set forth in the registration statement and exhibits relating thereto,              Trustee:
filed with the Securities and Exchange Commission, Washington, D.C., under
the Securities Act of 1933, and to which reference is made.                             The Chase Manhattan Bank
                                                                                            4 New York Plaza
                                                                                          New York, N.Y.  10004
                                                                                              800-882-9898
                                                                                                   or
                                                                                          The Bank of New York
                                                                                           101 Barclay Street
                                                                                          New York, N.Y.  10286
                                                                                              800-431-8002

                                                                                               Evaluator:

                                                                                      Kenny S&P Evaluation Services
                                                                                               65 Broadway
                                                                                          New York, N.Y.  10006



                  This Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                                      * * *

                  No person is authorized to give any information or to make any representations not contained in Parts A and B of this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee, the Evaluator, or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.


82600.6




                                     PART II

                       ADDITIONAL INFORMATION NOT REQUIRED
                                  IN PROSPECTUS

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment to the Registration Statements on Form S-6 comprises the following papers and documents:


The facing sheet on Form S-6.
The Cross-Reference Sheet (incorporated by reference to the Post-Effective
  Amendment to Form S-6 Registration Statement No. 33-55996, filed on April 29, 1996.
The Prospectus consisting of     pages.
Signatures.
Consent of Independent Accountants.
Consent of Counsel (included in Exhibits 99.3.1 and 99.3.1.1). Consent of the Evaluator (included in Exhibit 99.5.1).


The following exhibits:


99.1.1        --   Form of Reference Trust Agreement, as amended (filed as
                   Exhibit 99.1.1 to Post-Effective Amendment No. 8 to Form S-6
                   Registration Statement No. 33-26426 on April 25, 1997; and as
                   Exhibit 1.1 to Amendment No. 1 to Form S-6 Registration
                   Statements Nos. 33-52397 and 33-58167 of Municipal Securities
                   Trust, Series 55 (Intermediate) & Multi-State Series 45 and
                   Multi-State Series 46 on April 14, 1994 and April 6, 1995, respectively, and incorporated herein by reference).


99.1.1.1      --   Trust Indenture and Agreement for Municipal Securities Trust,
                   Series 45 and 73rd Discount Series (and Subsequent Series)
                   (filed as Exhibit 99.1.1.1 to Post Effective Amendment No. 6 to Form S-6 Registration Statement No. 33-33606 of Municipal
                   Securities Trust, Multi-State Series 39 on April 26, 1996 and incorporated herein by reference).

99.1.3.4      --   Certificate of Formation and Agreement among Limited
                   Partners, as amended, of Reich & Tang Distributors L.P.
                   (filed as Exhibit 99.1.3.4 to Post-Effective Amendment No. 10 to Form S-6 Registration Statements Nos. 2-98914, 33-00376,
                   33-00856 and 33-01869 of Municipal Securities Trust, Series
                   28, 39th Discount Series, Series 29 & 40th Discount Series and Series 30 & 41st Discount Series, respectively, on
                   October 31, 1995 and incorporated herein by reference).


99.1.3.6      --   Certificate of Formation of Gruntal & Co., L.L.C. (filed as
                   Exhibit 99.1.3.6 to the Post-Effective Amendment to Form S-6
                   Registration Statement No. 33-31426 on April 25, 1997 and incorporated herein by reference).

99.2.1        --   Form of Certificate dated June 16, 1989 (filed as Exhibit
                   99.2.1 to Post-Effective Amendment No. 7 to Registration
                   Statement Nos. 33-29313 and 33-30144 of Municipal Securities
                   Trust, Series 45 and Series 46 on October 25, 1996 and incorporated herein by reference).

99.3.1        --   Form of Opinion of Berger Steingut & Stern as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the headings "Tax Status" and "Legal Opinions" in the Prospectus, and to the filing of their opinion regarding tax status of the


                                      II-1
175584.1

                   Trust (filed as Exhibit 99.3.1 to Post-Effective Amendment No. 10 to Form S-6 Registration Statement No. 33-10963 on April 28, 1997 and incorporated herein by reference).


              -- Opinion of Battle Fowler LLP as to the legality of the securities being registered, including their consent to the delivery thereof and to the use of their name under the headings "Tax Status" and "Legal Opinions" in the Prospectus, and to the filing of their opinion regarding the tax status (filed as Exhibit 3.1 to Amendment No. 1 to Form S-6 Registration Statements Nos. 33-52397 and 33-58167 of Municipal Securities Trust, Series 55 (Intermediate) & Multi-State Series 45 and Multi-State Series 46 on April 14, 1994 and April 6, 1995, respectively, and incorporated herein by reference).

99.3.1.1      --   Opinion of Battle Fowler LLP as to tax status of Securities being registered including their consent to the delivery thereof and to the use of their name under the heading "Tax
                   Status" in the Prospectus (filed as Exhibit 3.1.1 to Post-
                   Effective Amendment No. 1 of Municipal Securities Trust,
                   Series 54 (Intermediate) & Multi-State Series 43 (Long) on
                   April 29, 1994 and incorporated herein by reference).


99.3.3        --   Opinion of Brown & Wood as Special California Counsel
                   including their consent to the filing thereof and to the use of their name in the Prospectus (filed as Exhibit 99.3.3 to Amendment No. 1 to Registration Statement No. 33-58167 of
                   Municipal Securities Trust, Multi-State Series 46, on April
                   6, 1995, and incorporated herein by reference).

99.3.4        --   Opinion of Greenberg Traurig Special Florida Counsel
                   including their consent to the filing thereof and to the use of their name in the Prospectus (filed as Exhibit 99.3.4 to Amendment No. 1 to Registration Statement No. 33-58167 of
                   Municipal Securities Trust, Multi-State Series 46, on April
                   6, 1995, and incorporated herein by reference).

**99.3.5      --   Form of Opinion of Hunton & Williams as Special Virginia
                   Counsel including their consent to the filing thereof and to the use of their name in the Prospectus (filed as Exhibit 3.5 to Post-Effective Amendment No. 4 to Registration Statement
                   No. 33-55996 on April 28, 1997; and as Exhibits 3.3 and 3.5, respectively, to Amendment No. 1 to Registration Statements
                   Nos. 33-52397 and 33-58167 of Municipal Securities Trust,
                   Multi-State Series 45 and Multi-State Series 46 on April 14,
                   1994 and April 6, 1995, respectively, and incorporated herein by reference).

*99.5.1       --   Consent of the Evaluator.


99.6.0        --   Power of Attorney of Reich & Tang Distributors L.P., the
                   Depositor, by its officers and a majority of its Directors
                   (filed as Exhibit 99.6.0 to Amendment No. 1 to Form S-6
                   Registration Statement No. 33-62627 of Equity Securities
                   Trust, Series 6, Signature Series, Gabelli Entertainment and
                   Media Trust on November 16, 1995 and incorporated herein by reference).

--------
*    Being filed by this Amendment.


**   Filed herewith for the EDGAR filing only.



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




99.6.1        --   Power of Attorney of Gruntal & Co., L.L.C., by its officers and a majority of its Directors of the Executive Committee
                   (filed as Exhibit 99.6.1 to the Post-Effective Amendment to
                   Form S-6 Registration Statement No. 33-31426 of Insured
                   Municipal Securities Trust, Series 23 on April 25, 1997 and incorporated herein by reference).


9.7.0         --   Form of Agreement Among Co-Sponsors (filed as Exhibit 99.7.0 to Post-Effective Amendment No. 7 to Form S-6 Registration
                   Statement No. 33-28384 of Insured Municipal Securities Trust,
                   Series 20 on April 25, 1996 and incorporated herein by reference).

*27           --   Financial Data Schedule(s) (for EDGAR filing only).

--------
*    Being filed by this Amendment.

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



                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933, the registrants, Municipal Securities Trust, Series 54 (Intermediate) & Multi-State Series 43 (Long), Series 55 (Intermediate) & Multi-State Series 45 and Multi-State Series 46 certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statements pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statements to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 17th day of April, 1997.


          MUNICIPAL SECURITIES TRUST, SERIES 54 (INTERMEDIATE) &
          MULTI-STATE SERIES 43 (LONG), SERIES 55 (INTERMEDIATE) & MULTI-STATE SERIES 45 and MULTI-STATE SERIES 46
               (Registrants)

          REICH & TANG DISTRIBUTORS L.P.
               (Depositor)

          By:  Reich & Tang Asset Management, Inc.,
               as general partner


          By:  /s/PETER J. DeMARCO
               ---------------------------
               Peter J. DeMarco
               (Authorized Signatory)

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons who constitute the principal officers and a majority of the directors of Reich & Tang Asset Management, Inc., the general partner of Reich & Tang Distributors L.P., the Depositor, in the capacities and on the dates indicated.

Name                  Title                                Date


PETER S. VOSS         President, Chief Executive Officer   )
                      and Director                         )
G. NEAL RYLAND        Executive Vice President, Treasurer  )  April 17, 1997
                      and Chief Financial Officer          )
EDWARD N. WADSWORTH   Clerk                                )
RICHARD E. SMITH III  Director                             )By: /s/PETER J. DeMARCO
                                                           )    -------------------
STEVEN W. DUFF        Director                             )    Peter J. DeMarco
BERNADETTE N. FINN    Vice President                       )    Attorney-in-Fact*
LORRAINE C. HYSLER    Secretary                            )
RICHARD DE SANCTIS    Vice President and Treasurer         )


---------------

* Executed copies of Powers of Attorney were filed as Exhibit 6.0 to Amendment No. 1 to Registration Statement No. 33-62627 on November 16, 1995.

                                      II-4
175584.1

                                   SIGNATURES



          Pursuant to the requirements of the Securities Act of 1933, the registrants, Municipal Securities Trust, Series 54 (Intermediate) & Multi-State Series 43 (Long), Series 55 (Intermediate) & Multi-State Series 45 and Multi-State Series 46 certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statements pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statements to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 24th day of April, 1997.


          MUNICIPAL SECURITIES TRUST, SERIES 54
          (INTERMEDIATE) & MULTI-STATE SERIES
          (LONG), SERIES 55 (INTERMEDIATE) &
          MULTI-STATE SERIES 45 and
          MULTI-STATE SERIES 46
               (Registrants)


          GRUNTAL & CO., L.L.C.
               (Depositor)



          By:  /s/LEE FENSTERSTOCK
               --------------------------
               Lee Fensterstock
               (Authorized Signatory)

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons, who constitute the principal officers and a majority of the directors of the Executive Committee of Gruntal & Co., L.L.C., the Depositor, in the capacities and on the dates indicated.



Name                  Title                        Date


ROBERT P. RITTEREISER Chief Executive Officer and  )
                      Chairman of the Board of     ) April 24, 1997
                      Directors                    )
LEE FENSTERSTOCK      President and Director       )
JOANNE T. MARREN      Executive Vice President,    ) By: /s/LEE FENSTERSTOCK
                                                   )     -------------------
                      General Counsel, Secretary   )     Lee Fensterstock
                      and Director                 )     Attorney-in-Fact*
BARRY RICHTER         Vice Chairman and Director   )
STEPHEN DITURSI       Executive Vice President and )
                      Director                     )
HENRY D. GOTTMANN     Executive Vice President and )
                      Director                     )
LEOPOLD KORINS        Director                     )
JOSEPH V. BATTIPAGLIA Executive Vice President and )
                      Director                     )
JOHN FEENEY           Director and President of GMS)
JOHN CIRRITO          Director and Executive       )
                         Vice President            )
RALPH H. BRADLEY, JR. Executive Vice President and )
                      Director                     )


---------------


* An executed copy of the power of attorney was filed as Exhibit 99.6.1 to the Post-Effective Amendment to Registration Statement No. 33-31426 on April 25, 1997.


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175584.1



                                  CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the use in the Prospectus constituting part of this Post-Effective Amendment to the registration statement on Form S-6 of our report dated March 28, 1997, relating to the financial statements and financial highlights for the year ended December 31, 1996 of the Municipal Securities Trust, Series 54 (Intermediate); Municipal Securities Trust, Multi-State Series 43, Virginia Trust; Municipal Securities Trust, Series 55 (Intermediate); Municipal Securities Trust, Multi-State Series 45, Virginia Trust; and Municipal Securities Trust, Multi-State Series 46, California Trust, Florida Trust, Virginia Trust, which appear in such Prospectus. We also consent to the reference to us under the heading "Independent Accountants" in the Prospectus.



PRICE WATERHOUSE LLP

Boston, MA 02110
April 25, 1997

                          Independent Auditors' Consent






Re:      Municipal Securities Trust, Series 54 Intermediate
         Municipal Securities Trust, Multi-State Series 43
         Municipal Securities Trust, Series 55
         Municipal Securities Trust, Multi-State Series 45
         Municipal Securities Trust, Multi-State Series 46



         We consent to the incorporation by reference of our report dated March 31, 1996, on the statements of operations and changes in net assets for the subject trusts for each of the years in the two year period ended December 31, 1995, and to the reference to our firm under the heading "Independent Accountants" in the prospectus.




                                        KPMG Peat Marwick LLP


New York, New York
April 24, 1997